 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Equity Sector Central Funds

Fidelity® Consumer Discretionary Central Fund

Fidelity® Consumer Staples Central Fund

Fidelity® Energy Central Fund

Fidelity® Financials Central Fund

Fidelity® Health Care Central Fund

Fidelity® Industrials Central Fund

Fidelity® Information Technology Central Fund

Fidelity® Materials Central Fund

Fidelity® Telecom Services Central Fund

Fidelity® Utilities Central Fund

Semi-Annual Report

March 31, 2016

Contents

Fidelity® Consumer Discretionary Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Consumer Staples Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Energy Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Financials Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Health Care Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Industrials Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Information Technology Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Materials Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Telecom Services Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Utilities Central Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fidelity® Consumer Discretionary Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	10.0	8.1
Home Depot, Inc.	8.6	4.1
The Walt Disney Co.	7.8	8.2
NIKE, Inc. Class B	5.8	6.1
Starbucks Corp.	4.9	5.4
L Brands, Inc.	4.7	5.4
Charter Communications, Inc. Class A	4.6	2.1
Hilton Worldwide Holdings, Inc.	4.2	4.5
Ross Stores, Inc.	3.5	3.1
Comcast Corp. Class A	3.4	4.2
	57.5

Top Industries (% of fund's net assets)

As of March 31, 2016
Media	23.1%
Specialty Retail	23.0%
Hotels, Restaurants & Leisure	19.3%
Internet & Catalog Retail	12.2%
Textiles, Apparel & Luxury Goods	7.1%
All Others*	15.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Media	22.1%
Hotels, Restaurants & Leisure	20.3%
Specialty Retail	18.6%
Internet & Catalog Retail	9.6%
Textiles, Apparel & Luxury Goods	7.6%
All Others*	21.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity® Consumer Discretionary Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Auto Components - 4.2%
Auto Parts & Equipment - 4.2%
Delphi Automotive PLC	450,873	$33,824,492
Tenneco, Inc. (a)	412,507	21,248,236
Visteon Corp.	118,500	9,431,415
		64,504,143
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Ferrari NV	91,500	3,815,550
Beverages - 3.0%
Distillers & Vintners - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	189,700	28,661,773
Soft Drinks - 1.2%
Monster Beverage Corp.	135,044	18,012,169

TOTAL BEVERAGES		46,673,942

Diversified Consumer Services - 0.6%
Specialized Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	234,200	8,824,656
Hotels, Restaurants & Leisure - 19.3%
Casinos & Gaming - 3.0%
Las Vegas Sands Corp.	900,173	46,520,941
Hotels, Resorts & Cruise Lines - 6.0%
Accor SA	143,800	6,093,582
Hilton Worldwide Holdings, Inc.	2,886,854	65,011,952
Royal Caribbean Cruises Ltd.	164,200	13,489,030
Wyndham Worldwide Corp.	103,611	7,918,989
		92,513,553
Leisure Facilities - 1.8%
Vail Resorts, Inc.	214,353	28,658,996
Restaurants - 8.5%
Dave & Buster's Entertainment, Inc. (a)	265,993	10,315,209
Fiesta Restaurant Group, Inc. (a)	316,169	10,364,020
Jack in the Box, Inc.	22,027	1,406,864
McDonald's Corp.	17,900	2,249,672
Papa John's International, Inc.	283,300	15,352,027
Ruth's Hospitality Group, Inc.	820,081	15,097,691
Starbucks Corp.	1,290,090	77,018,373
		131,803,856

TOTAL HOTELS, RESTAURANTS & LEISURE		299,497,346

Household Durables - 0.9%
Home Furnishings - 0.7%
Tempur Sealy International, Inc. (a)	171,500	10,425,485
Homebuilding - 0.1%
PulteGroup, Inc.	131,000	2,451,010
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	428,500	1,693,043

TOTAL HOUSEHOLD DURABLES		14,569,538

Internet & Catalog Retail - 12.2%
Internet Retail - 12.2%
Amazon.com, Inc. (a)	261,705	155,358,554
Netflix, Inc. (a)	147,800	15,109,594
Ocado Group PLC (a)(b)	4,614,751	19,227,643
		189,695,791
Media - 23.1%
Advertising - 1.6%
Interpublic Group of Companies, Inc.	1,063,751	24,413,085
Broadcasting - 2.0%
ITV PLC	8,859,400	30,691,043
Cable & Satellite - 9.7%
Charter Communications, Inc. Class A (a)(b)	351,000	71,052,930
Comcast Corp. Class A	860,800	52,577,664
Naspers Ltd. Class N (c)	155,900	21,763,434
Starz Series A (a)	180,523	4,753,171
		150,147,199
Movies & Entertainment - 9.8%
Lions Gate Entertainment Corp. (b)	313,219	6,843,835
The Walt Disney Co.	1,214,205	120,582,699
Time Warner, Inc.	353,700	25,660,935
		153,087,469

TOTAL MEDIA		358,338,796

Multiline Retail - 1.4%
Department Stores - 0.7%
Macy's, Inc.	249,000	10,978,410
General Merchandise Stores - 0.7%
B&M European Value Retail S.A.	2,957,125	11,271,991

TOTAL MULTILINE RETAIL		22,250,401

Software - 0.5%
Application Software - 0.5%
Mobileye NV (a)(b)	227,200	8,472,288
Specialty Retail - 23.0%
Apparel Retail - 9.7%
Inditex SA	115,750	3,879,895
L Brands, Inc.	838,700	73,646,247
Ross Stores, Inc.	931,114	53,911,501
TJX Companies, Inc.	247,610	19,400,244
		150,837,887
Automotive Retail - 4.7%
AutoZone, Inc. (a)	50,400	40,153,176
O'Reilly Automotive, Inc. (a)	120,460	32,965,084
		73,118,260
Home Improvement Retail - 8.6%
Home Depot, Inc.	999,400	133,349,942

TOTAL SPECIALTY RETAIL		357,306,089

Textiles, Apparel & Luxury Goods - 7.1%
Apparel, Accessories & Luxury Goods - 1.3%
G-III Apparel Group Ltd. (a)	374,074	18,288,478
Regina Miracle International Holdings Ltd. (a)	764,704	1,115,903
		19,404,381
Footwear - 5.8%
NIKE, Inc. Class B	1,468,186	90,249,393

TOTAL TEXTILES, APPAREL & LUXURY GOODS		109,653,774

TOTAL COMMON STOCKS
(Cost $1,204,384,073)		1,483,602,314

Money Market Funds - 10.4%
Fidelity Cash Central Fund, 0.39% (d)	59,348,345	59,348,345
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	101,576,256	101,576,256
TOTAL MONEY MARKET FUNDS
(Cost $160,924,601)		160,924,601
TOTAL INVESTMENT PORTFOLIO - 105.9%
(Cost $1,365,308,674)		1,644,526,915
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(91,700,409)
NET ASSETS - 100%		$1,552,826,506

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,490
Fidelity Securities Lending Cash Central Fund	592,285
Total	$647,775

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,483,602,314	$1,479,722,419	$3,879,895	$--
Money Market Funds	160,924,601	160,924,601	--	--
Total Investments in Securities:	$1,644,526,915	$1,640,647,020	$3,879,895	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
United Kingdom	3.9%
Bailiwick of Jersey	2.2%
South Africa	1.4%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $98,314,909) — See accompanying schedule: Unaffiliated issuers (cost $1,204,384,073)	$1,483,602,314
Fidelity Central Funds (cost $160,924,601)	160,924,601
Total Investments (cost $1,365,308,674)		$1,644,526,915
Receivable for investments sold
Regular delivery		8,870,236
Delayed delivery		4,598,314
Receivable for fund shares sold		42,208
Dividends receivable		758,407
Distributions receivable from Fidelity Central Funds		153,165
Total assets		1,658,949,245
Liabilities
Payable for investments purchased	$3,968,957
Payable for fund shares redeemed	569,950
Other payables and accrued expenses	7,576
Collateral on securities loaned, at value	101,576,256
Total liabilities		106,122,739
Net Assets		$1,552,826,506
Net Assets consist of:
Paid in capital		$1,273,637,316
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		279,189,190
Net Assets, for 6,386,094 shares outstanding		$1,552,826,506
Net Asset Value, offering price and redemption price per share ($1,552,826,506 ÷ 6,386,094 shares)		$243.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$11,255,394
Income from Fidelity Central Funds (including $592,285 from security lending)		647,775
Total income		11,903,169
Expenses
Custodian fees and expenses	$12,394
Independent directors' compensation	3,232
Interest	350
Total expenses before reductions	15,976
Expense reductions	(3,258)	12,718
Net investment income (loss)		11,890,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,328,451)
Foreign currency transactions	(4,387)
Total net realized gain (loss)		(49,332,838)
Change in net unrealized appreciation (depreciation) on: Investment securities	104,980,492
Assets and liabilities in foreign currencies	(20,719)
Total change in net unrealized appreciation (depreciation)		104,959,773
Net gain (loss)		55,626,935
Net increase (decrease) in net assets resulting from operations		$67,517,386

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,890,451	$21,857,583
Net realized gain (loss)	(49,332,838)	111,945,332
Change in net unrealized appreciation (depreciation)	104,959,773	26,325,774
Net increase (decrease) in net assets resulting from operations	67,517,386	160,128,689
Distributions to partners from net investment income	(11,727,941)	(21,134,866)
Affiliated share transactions
Proceeds from sales of shares	78,643,078	151,460,938
Reinvestment of distributions	11,727,662	21,134,379
Cost of shares redeemed	(81,234,532)	(255,589,110)
Net increase (decrease) in net assets resulting from share transactions	9,136,208	(82,993,793)
Total increase (decrease) in net assets	64,925,653	56,000,030
Net Assets
Beginning of period	1,487,900,853	1,431,900,823
End of period	$1,552,826,506	$1,487,900,853
Other Affiliated Information
Shares
Sold	322,761	631,977
Issued in reinvestment of distributions	47,835	87,627
Redeemed	(340,391)	(1,062,518)
Net increase (decrease)	30,205	(342,914)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Consumer Discretionary Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$234.10	$213.75	$196.26	$150.90	$114.27	$113.46
Income from Investment Operations
Net investment income (loss)A	1.88	3.36	2.23	2.00	1.84	1.65
Net realized and unrealized gain (loss)	9.04	20.24	17.43	45.30	36.60	.74
Total from investment operations	10.92	23.60	19.66	47.30	38.44	2.39
Distributions to partners from net investment income	(1.86)	(3.25)	(2.17)	(1.94)	(1.81)	(1.58)
Net asset value, end of period	$243.16	$234.10	$213.75	$196.26	$150.90	$114.27
Total ReturnB,C	4.66%	11.01%	10.03%	31.56%	33.79%	1.96%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	- %G	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	- %G	.01%
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	- %G	.01%
Net investment income (loss)	1.56%F	1.41%	1.06%	1.17%	1.32%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$1,552,827	$1,487,901	$1,431,901	$1,340,686	$914,137	$606,311
Portfolio turnover rateH	36%F	68%	169%I	122%I	191%	179%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	13.3	10.5
British American Tobacco PLC sponsored ADR	10.9	11.2
CVS Health Corp.	9.7	10.0
Kroger Co.	6.4	5.7
Walgreens Boots Alliance, Inc.	5.2	0.0
Reynolds American, Inc.	4.9	3.7
PepsiCo, Inc.	4.5	8.8
Altria Group, Inc.	4.1	4.0
Mead Johnson Nutrition Co. Class A	3.9	4.3
The Coca-Cola Co.	3.9	3.2
	66.8

Top Industries (% of fund's net assets)

As of March 31, 2016
Food & Staples Retailing	26.0%
Tobacco	23.5%
Household Products	16.7%
Beverages	16.5%
Food Products	11.7%
All Others*	5.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Food & Staples Retailing	22.5%
Beverages	21.9%
Tobacco	21.6%
Household Products	14.4%
Food Products	12.8%
All Others*	6.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Consumer Staples Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Beverages - 16.4%
Brewers - 1.1%
Anheuser-Busch InBev SA NV	116,353	$14,455,327
Distillers & Vintners - 1.9%
Kweichow Moutai Co. Ltd.	171,718	6,593,929
Pernod Ricard SA	72,000	8,029,022
Remy Cointreau SA (a)	123,417	9,369,904
		23,992,855
Soft Drinks - 13.4%
Coca-Cola Bottling Co. Consolidated	59,029	9,430,473
Coca-Cola Central Japan Co. Ltd.	141,000	2,340,291
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	23,040	1,913,472
Coca-Cola Icecek Sanayi A/S	395,735	5,769,321
Embotelladora Andina SA ADR	189,462	3,213,276
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	28,613	2,755,718
Monster Beverage Corp.	290,796	38,786,370
PepsiCo, Inc.	553,083	56,679,946
The Coca-Cola Co.	1,060,187	49,182,075
		170,070,942

TOTAL BEVERAGES		208,519,124

Food & Staples Retailing - 26.0%
Drug Retail - 15.1%
CVS Health Corp.	1,190,491	123,489,631
Drogasil SA	184,500	2,678,487
Walgreens Boots Alliance, Inc.	781,004	65,791,777
		191,959,895
Food Distributors - 0.6%
Chefs' Warehouse Holdings (b)	194,661	3,949,672
United Natural Foods, Inc. (b)	81,105	3,268,532
		7,218,204
Food Retail - 7.7%
China Resources Beer Holdings Co. Ltd.	1,638,000	3,049,072
Kroger Co.	2,120,350	81,103,388
Sprouts Farmers Market LLC (b)	489,087	14,203,086
		98,355,546
Hypermarkets & Super Centers - 2.6%
Costco Wholesale Corp.	17,100	2,694,618
Wal-Mart Stores, Inc.	439,162	30,078,205
		32,772,823

TOTAL FOOD & STAPLES RETAILING		330,306,468

Food Products - 11.7%
Agricultural Products - 2.0%
Archer Daniels Midland Co.	125,500	4,556,905
Bunge Ltd.	338,367	19,175,258
SLC Agricola SA	507,700	2,230,935
		25,963,098
Packaged Foods & Meats - 9.7%
Amplify Snack Brands, Inc. (a)	199,327	2,854,363
Blue Buffalo Pet Products, Inc. (a)(b)	242,900	6,232,814
Dean Foods Co. (a)	112,600	1,950,232
Mead Johnson Nutrition Co. Class A	584,810	49,691,306
Mondelez International, Inc.	626,400	25,131,168
Nestle SA	135,010	10,074,550
The Hain Celestial Group, Inc. (b)	292,986	11,986,057
TreeHouse Foods, Inc. (b)	144,500	12,535,375
Ulker Biskuvi Sanayi A/S	399,475	2,962,960
		123,418,825

TOTAL FOOD PRODUCTS		149,381,923

Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Diplomat Pharmacy, Inc. (b)	106,800	2,926,320
Hotels, Restaurants & Leisure - 1.4%
Restaurants - 1.4%
ARAMARK Holdings Corp.	553,679	18,337,848
Household Durables - 0.0%
Household Appliances - 0.0%
SodaStream International Ltd. (a)(b)	48,737	686,217
Household Products - 16.7%
Household Products - 16.7%
Colgate-Palmolive Co.	516,400	36,483,660
Procter & Gamble Co.	2,052,748	168,961,683
Spectrum Brands Holdings, Inc.	64,702	7,070,635
		212,515,978
Personal Products - 2.2%
Personal Products - 2.2%
Avon Products, Inc.	1,718,500	8,265,985
Coty, Inc. Class A (a)	188,600	5,248,738
Herbalife Ltd. (b)	168,376	10,365,227
L'Oreal SA	11,300	2,024,535
Ontex Group NV	57,200	1,875,507
		27,779,992
Pharmaceuticals - 0.5%
Pharmaceuticals - 0.5%
Perrigo Co. PLC	47,600	6,089,468
Tobacco - 23.5%
Tobacco - 23.5%
Altria Group, Inc.	835,423	52,347,605
British American Tobacco PLC sponsored ADR	1,188,583	138,957,239
ITC Ltd.	796,757	3,947,408
Philip Morris International, Inc.	420,047	41,210,811
Reynolds American, Inc.	1,232,444	62,004,258
		298,467,321
TOTAL COMMON STOCKS
(Cost $897,044,956)		1,255,010,659

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $546,341)	226,575	1,173,659

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.39% (c)	6,457,349	6,457,349
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	16,613,764	16,613,764
TOTAL MONEY MARKET FUNDS
(Cost $23,071,113)		23,071,113
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $920,662,410)		1,279,255,431
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,889,871)
NET ASSETS - 100%		$1,272,365,560

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,182
Fidelity Securities Lending Cash Central Fund	154,608
Total	$192,790

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,255,010,659	$1,230,480,782	$24,529,877	$--
Nonconvertible Preferred Stocks	1,173,659	1,173,659	--	--
Money Market Funds	23,071,113	23,071,113	--	--
Total Investments in Securities:	$1,279,255,431	$1,254,725,554	$24,529,877	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.7%
United Kingdom	10.9%
France	1.6%
Bermuda	1.5%
Belgium	1.2%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,281,047) — See accompanying schedule: Unaffiliated issuers (cost $897,591,297)	$1,256,184,318
Fidelity Central Funds (cost $23,071,113)	23,071,113
Total Investments (cost $920,662,410)		$1,279,255,431
Receivable for investments sold		3,589,969
Receivable for fund shares sold		32,435
Dividends receivable		6,498,644
Distributions receivable from Fidelity Central Funds		49,748
Total assets		1,289,426,227
Liabilities
Payable for fund shares redeemed	$437,869
Other payables and accrued expenses	9,034
Collateral on securities loaned, at value	16,613,764
Total liabilities		17,060,667
Net Assets		$1,272,365,560
Net Assets consist of:
Paid in capital		$913,718,513
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		358,647,047
Net Assets, for 5,582,428 shares outstanding		$1,272,365,560
Net Asset Value, offering price and redemption price per share ($1,272,365,560 ÷ 5,582,428 shares)		$227.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$14,603,010
Interest		56
Income from Fidelity Central Funds (including $154,608 from security lending)		192,790
Total income		14,795,856
Expenses
Custodian fees and expenses	$16,971
Independent directors' compensation	2,466
Total expenses before reductions	19,437
Expense reductions	(2,523)	16,914
Net investment income (loss)		14,778,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,129,222
Foreign currency transactions	(6,033)
Total net realized gain (loss)		17,123,189
Change in net unrealized appreciation (depreciation) on: Investment securities	124,355,406
Assets and liabilities in foreign currencies	74,303
Total change in net unrealized appreciation (depreciation)		124,429,709
Net gain (loss)		141,552,898
Net increase (decrease) in net assets resulting from operations		$156,331,840

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,778,942	$28,580,745
Net realized gain (loss)	17,123,189	117,666,628
Change in net unrealized appreciation (depreciation)	124,429,709	(128,222,041)
Net increase (decrease) in net assets resulting from operations	156,331,840	18,025,332
Distributions to partners from net investment income	(14,581,588)	(27,923,149)
Affiliated share transactions
Proceeds from sales of shares	88,683,963	103,315,545
Reinvestment of distributions	14,581,303	27,922,586
Cost of shares redeemed	(70,421,537)	(190,429,741)
Net increase (decrease) in net assets resulting from share transactions	32,843,729	(59,191,610)
Total increase (decrease) in net assets	174,593,981	(69,089,427)
Net Assets
Beginning of period	1,097,771,579	1,166,861,006
End of period	$1,272,365,560	$1,097,771,579
Other Affiliated Information
Shares
Sold	412,815	483,354
Issued in reinvestment of distributions	66,443	129,190
Redeemed	(321,791)	(876,434)
Net increase (decrease)	157,467	(263,890)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Consumer Staples Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$202.36	$205.11	$181.33	$161.05	$131.58	$125.53
Income from Investment Operations
Net investment income (loss)A	2.68	5.31	5.20	4.77	4.33	3.86
Net realized and unrealized gain (loss)	25.52	(2.84)	23.75	20.13	29.39	6.04
Total from investment operations	28.20	2.47	28.95	24.90	33.72	9.90
Distributions to partners from net investment income	(2.64)	(5.22)	(5.17)	(4.62)	(4.25)	(3.85)
Net asset value, end of period	$227.92	$202.36	$205.11	$181.33	$161.05	$131.58
Total ReturnB,C	13.99%	1.07%	16.13%	15.58%	25.90%	7.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	.01%	.01%	- %G	.01%
Expenses net of all reductions	- %F,G	- %G	.01%	.01%	- %G	.01%
Net investment income (loss)	2.49%F	2.45%	2.67%	2.72%	2.91%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,272,366	$1,097,772	$1,166,861	$1,016,534	$880,205	$647,542
Portfolio turnover rateH	56%F	65%	36%I	34%I	27%	51%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	8.2	8.2
EOG Resources, Inc.	7.5	6.4
Valero Energy Corp.	5.0	5.1
Noble Energy, Inc.	4.8	2.7
Anadarko Petroleum Corp.	4.1	4.0
Cimarex Energy Co.	4.1	4.3
Newfield Exploration Co.	3.8	4.6
Hess Corp.	3.8	1.0
Chevron Corp.	3.4	3.6
Diamondback Energy, Inc.	3.4	2.6
	48.1

Top Industries (% of fund's net assets)

As of March 31, 2016
Oil, Gas & Consumable Fuels	77.4%
Energy Equipment & Services	19.3%
Chemicals	1.4%
Independent Power and Renewable Electricity Producers	1.0%
Semiconductors & Semiconductor Equipment	0.3%
All Others*	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Oil, Gas & Consumable Fuels	80.7%
Energy Equipment & Services	17.2%
Independent Power and Renewable Electricity Producers	1.0%
Chemicals	0.7%
All Others*	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity® Energy Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Chemicals - 1.4%
Commodity Chemicals - 1.4%
LyondellBasell Industries NV Class A	145,700	$12,469,006
Energy Equipment & Services - 19.3%
Oil & Gas Drilling - 1.1%
Nabors Industries Ltd.	804,500	7,401,400
Odfjell Drilling A/S (a)(b)	740,922	526,499
Xtreme Drilling & Coil Services Corp. (a)	1,083,100	1,284,292
		9,212,191
Oil & Gas Equipment & Services - 18.2%
Baker Hughes, Inc.	660,800	28,962,864
Bristow Group, Inc.	32,000	605,440
Cameron International Corp. (a)	274,600	18,411,930
Dril-Quip, Inc. (a)	165,600	10,028,736
Frank's International NV (b)	642,842	10,594,036
Newpark Resources, Inc. (a)	300,400	1,297,728
Oceaneering International, Inc.	254,351	8,454,627
RigNet, Inc. (a)	33,600	459,648
Schlumberger Ltd.	953,157	70,295,326
Tesco Corp.	240,600	2,071,566
Total Energy Services, Inc.	45,200	417,632
Weatherford International Ltd. (a)	599,400	4,663,332
		156,262,865

TOTAL ENERGY EQUIPMENT & SERVICES		165,475,056

Independent Power and Renewable Electricity Producers - 1.0%
Independent Power Producers & Energy Traders - 0.2%
NRG Yield, Inc. Class C (b)	96,400	1,372,736
Renewable Electricity - 0.8%
NextEra Energy Partners LP	258,100	7,017,739

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		8,390,475

Oil, Gas & Consumable Fuels - 77.4%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc. (b)	193,350	2,182,922
Integrated Oil & Gas - 7.7%
Cenovus Energy, Inc.	64,100	834,102
Chevron Corp.	305,903	29,183,146
Exxon Mobil Corp.	308,460	25,784,171
Occidental Petroleum Corp.	146,000	9,990,780
		65,792,199
Oil & Gas Exploration & Production - 56.6%
Anadarko Petroleum Corp.	764,972	35,624,746
Apache Corp.	333,000	16,253,730
ARC Resources Ltd. (b)	66,100	961,408
Bankers Petroleum Ltd. (a)	364,300	516,121
Black Stone Minerals LP	129,700	1,817,097
Cabot Oil & Gas Corp.	280,200	6,363,342
California Resources Corp.	22,870	23,556
Callon Petroleum Co. (a)	193,900	1,716,015
Carrizo Oil & Gas, Inc. (a)	397,000	12,275,240
Cimarex Energy Co.	361,421	35,155,421
Concho Resources, Inc. (a)	185,400	18,732,816
ConocoPhillips Co.	426,300	17,167,101
Continental Resources, Inc. (a)(b)	249,900	7,586,964
Denbury Resources, Inc.	250,500	556,110
Devon Energy Corp.	354,800	9,735,712
Diamondback Energy, Inc.	375,300	28,965,654
EOG Resources, Inc.	886,708	64,357,267
Evolution Petroleum Corp.	49,432	240,240
Gran Tierra Energy, Inc. (Canada) (a)	410,200	1,023,329
Gulfport Energy Corp. (a)	109,600	3,106,064
Hess Corp.	614,200	32,337,630
Marathon Oil Corp.	681,500	7,591,910
Memorial Resource Development Corp. (a)	535,772	5,454,159
Murphy Oil Corp.	129,800	3,269,662
Newfield Exploration Co. (a)	984,900	32,747,925
Noble Energy, Inc.	1,305,994	41,021,272
Parsley Energy, Inc. Class A (a)	410,500	9,277,300
PDC Energy, Inc. (a)	395,827	23,531,915
Pioneer Natural Resources Co.	155,961	21,949,951
QEP Resources, Inc.	292,500	4,127,175
Rice Energy, Inc. (a)	190,500	2,659,380
Ring Energy, Inc. (a)	81,300	410,565
RSP Permian, Inc. (a)	249,500	7,245,480
Seven Generations Energy Ltd. (a)	435,900	6,561,575
SM Energy Co. (b)	548,100	10,271,394
Synergy Resources Corp. (a)(b)	847,741	6,586,948
TAG Oil Ltd. (a)	397,742	220,500
Whiting Petroleum Corp. (a)(b)	1,048,100	8,363,838
		485,806,512
Oil & Gas Refining & Marketing - 5.9%
Keyera Corp. (b)	127,100	3,857,772
Valero Energy Corp.	667,305	42,800,943
Western Refining, Inc.	18,100	526,529
World Fuel Services Corp.	77,725	3,775,881
		50,961,125
Oil & Gas Storage & Transport - 6.9%
Buckeye Partners LP	5,700	387,258
Cheniere Energy Partners LP Holdings LLC	205,300	3,707,718
Cheniere Energy, Inc. (a)	150,900	5,104,947
Enterprise Products Partners LP	288,600	7,105,332
Gener8 Maritime, Inc. (a)	91,900	648,814
Golar LNG Ltd. (b)	191,300	3,437,661
Kinder Morgan, Inc.	1,289,500	23,030,470
Magellan Midstream Partners LP	62,291	4,285,621
Plains All American Pipeline LP	115,600	2,424,132
Rice Midstream Partners LP	136,400	2,030,996
Shell Midstream Partners LP	112,700	4,125,947
Targa Resources Corp.	90,100	2,690,386
		58,979,282

TOTAL OIL, GAS & CONSUMABLE FUELS		663,722,040

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (b)	100,200	2,519,028
TOTAL COMMON STOCKS
(Cost $866,440,889)		852,575,605

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.39% (c)	4,567,329	4,567,329
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	24,552,340	24,552,340
TOTAL MONEY MARKET FUNDS
(Cost $29,119,669)		29,119,669
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $895,560,558)		881,695,274
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(23,729,534)
NET ASSETS - 100%		$857,965,740

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,031
Fidelity Securities Lending Cash Central Fund	45,261
Total	$59,292

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Curacao	8.2%
Netherlands	2.6%
Canada	1.8%
Bermuda	1.4%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,222,903) — See accompanying schedule: Unaffiliated issuers (cost $866,440,889)	$852,575,605
Fidelity Central Funds (cost $29,119,669)	29,119,669
Total Investments (cost $895,560,558)		$881,695,274
Cash		207,267
Receivable for investments sold		10,759,980
Receivable for fund shares sold		22,673
Dividends receivable		708,530
Distributions receivable from Fidelity Central Funds		14,560
Total assets		893,408,284
Liabilities
Payable for investments purchased	$10,592,231
Payable for fund shares redeemed	290,847
Other payables and accrued expenses	7,126
Collateral on securities loaned, at value	24,552,340
Total liabilities		35,442,544
Net Assets		$857,965,740
Net Assets consist of:
Paid in capital		$871,831,652
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,865,912)
Net Assets, for 8,171,130 shares outstanding		$857,965,740
Net Asset Value, offering price and redemption price per share ($857,965,740 ÷ 8,171,130 shares)		$105.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$7,333,880
Income from Fidelity Central Funds (including $45,261 from security lending)		59,292
Total income		7,393,172
Expenses
Custodian fees and expenses	$11,787
Independent directors' compensation	1,779
Interest	118
Total expenses before reductions	13,684
Expense reductions	(1,800)	11,884
Net investment income (loss)		7,381,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(100,071,134)
Foreign currency transactions	2,722
Total net realized gain (loss)		(100,068,412)
Change in net unrealized appreciation (depreciation) on: Investment securities	110,097,973
Assets and liabilities in foreign currencies	701
Total change in net unrealized appreciation (depreciation)		110,098,674
Net gain (loss)		10,030,262
Net increase (decrease) in net assets resulting from operations		$17,411,550

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,381,288	$17,676,988
Net realized gain (loss)	(100,068,412)	(113,794,792)
Change in net unrealized appreciation (depreciation)	110,098,674	(267,640,201)
Net increase (decrease) in net assets resulting from operations	17,411,550	(363,758,005)
Distributions to partners from net investment income	(7,208,118)	(17,474,352)
Affiliated share transactions
Proceeds from sales of shares	87,603,705	148,003,200
Reinvestment of distributions	7,207,996	17,474,043
Cost of shares redeemed	(50,853,862)	(87,247,087)
Net increase (decrease) in net assets resulting from share transactions	43,957,839	78,230,156
Total increase (decrease) in net assets	54,161,271	(303,002,201)
Net Assets
Beginning of period	803,804,469	1,106,806,670
End of period	$857,965,740	$803,804,469
Other Affiliated Information
Shares
Sold	824,609	1,179,657
Issued in reinvestment of distributions	68,222	137,214
Redeemed	(488,418)	(700,943)
Net increase (decrease)	404,413	615,928

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Energy Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$103.49	$154.78	$144.89	$123.82	$100.57	$99.35
Income from Investment Operations
Net investment income (loss)A	.92	2.32	2.37	2.25	2.15	1.93
Net realized and unrealized gain (loss)	1.50	(51.31)	9.87	20.98	23.15	1.20
Total from investment operations	2.42	(48.99)	12.24	23.23	25.30	3.13
Distributions to partners from net investment income	(.91)	(2.30)	(2.35)	(2.16)	(2.05)	(1.91)
Net asset value, end of period	$105.00	$103.49	$154.78	$144.89	$123.82	$100.57
Total ReturnB,C	2.33%	(31.92)%	8.44%	18.97%	25.27%	2.76%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%G	-%	-%	-%	-%	-%
Net investment income (loss)	1.76%G	1.80%	1.52%	1.72%	1.81%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$857,966	$803,804	$1,106,807	$1,055,394	$906,219	$662,061
Portfolio turnover rateH	110%G	70%	109%I	93%I	98%	102%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	5.6	4.8
JPMorgan Chase & Co.	4.3	5.5
Bank of America Corp.	4.2	5.5
Citigroup, Inc.	4.1	5.4
Chubb Ltd.	3.9	3.3
U.S. Bancorp	3.7	4.0
American Tower Corp.	3.6	3.2
Wells Fargo & Co.	3.3	3.7
Capital One Financial Corp.	3.0	3.5
Public Storage	2.7	2.0
	38.4

Top Industries (% of fund's net assets)

As of March 31, 2016
Banks	25.8%
Real Estate Investment Trusts	19.0%
Insurance	17.2%
Diversified Financial Services	7.7%
Capital Markets	7.1%
All Others*	23.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Banks	30.5%
Real Estate Investment Trusts	14.7%
Insurance	12.6%
Capital Markets	11.3%
Diversified Financial Services	8.5%
All Others*	22.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity® Financials Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Banks - 25.8%
Diversified Banks - 20.5%
Bank of America Corp.	7,250,000	$98,020,000
Citigroup, Inc.	2,275,000	94,981,250
Comerica, Inc.	584,700	22,142,589
JPMorgan Chase & Co.	1,700,000	100,674,000
U.S. Bancorp	2,150,000	87,268,500
Wells Fargo & Co.	1,608,000	77,762,880
		480,849,219
Regional Banks - 5.3%
CoBiz, Inc.	850,000	10,047,000
Huntington Bancshares, Inc.	2,300,000	21,942,000
M&T Bank Corp.	375,000	41,625,000
Popular, Inc.	606,400	17,349,104
SunTrust Banks, Inc.	950,000	34,276,000
		125,239,104

TOTAL BANKS		606,088,323

Capital Markets - 7.1%
Asset Management & Custody Banks - 3.7%
Affiliated Managers Group, Inc. (a)	100,000	16,240,000
Artisan Partners Asset Management, Inc.	100,000	3,084,000
Invesco Ltd.	700,000	21,539,000
Northern Trust Corp.	425,000	27,697,250
Oaktree Capital Group LLC Class A	400,000	19,732,000
		88,292,250
Investment Banking & Brokerage - 3.4%
E*TRADE Financial Corp. (a)	850,000	20,816,500
Goldman Sachs Group, Inc.	305,000	47,878,900
Virtu Financial, Inc. Class A	472,500	10,446,975
		79,142,375

TOTAL CAPITAL MARKETS		167,434,625

Consumer Finance - 6.1%
Consumer Finance - 6.1%
American Express Co.	450,000	27,630,000
Capital One Financial Corp.	1,025,000	71,042,750
OneMain Holdings, Inc. (a)	350,000	9,600,500
Synchrony Financial (a)	1,200,000	34,392,000
		142,665,250
Diversified Consumer Services - 1.2%
Specialized Consumer Services - 1.2%
H&R Block, Inc.	1,100,000	29,062,000
Diversified Financial Services - 7.7%
Multi-Sector Holdings - 5.6%
Berkshire Hathaway, Inc. Class B (a)	925,000	131,239,000
Specialized Finance - 2.1%
IntercontinentalExchange, Inc.	214,400	50,414,016

TOTAL DIVERSIFIED FINANCIAL SERVICES		181,653,016

Insurance - 17.2%
Insurance Brokers - 4.2%
Brown & Brown, Inc.	1,169,500	41,868,100
Marsh & McLennan Companies, Inc.	925,800	56,279,382
		98,147,482
Life & Health Insurance - 2.1%
Torchmark Corp.	900,000	48,744,000
Property & Casualty Insurance - 10.3%
Allied World Assurance Co. Holdings AG	1,000,000	34,940,000
Allstate Corp.	900,000	60,633,000
Chubb Ltd.	775,000	92,341,250
FNF Group	1,600,000	54,240,000
		242,154,250
Reinsurance - 0.6%
Reinsurance Group of America, Inc.	150,000	14,437,500

TOTAL INSURANCE		403,483,232

IT Services - 5.6%
Data Processing & Outsourced Services - 5.6%
MasterCard, Inc. Class A	365,500	34,539,750
PayPal Holdings, Inc. (a)	275,000	10,615,000
The Western Union Co.	1,450,000	27,970,500
Visa, Inc. Class A	775,000	59,272,000
		132,397,250
Professional Services - 0.6%
Research & Consulting Services - 0.6%
Verisk Analytics, Inc. (a)	170,500	13,626,360
Real Estate Investment Trusts - 19.0%
Diversified REITs - 0.5%
Store Capital Corp.	84,800	2,194,624
VEREIT, Inc.	1,050,000	9,313,500
		11,508,124
Health Care REIT's - 2.3%
Ventas, Inc.	850,000	53,516,000
Mortgage REITs - 3.1%
Altisource Residential Corp. Class B	1,317,385	15,808,620
American Capital Agency Corp.	1,100,000	20,493,000
American Capital Mortgage Investment Corp.	227,700	3,342,636
Redwood Trust, Inc. (b)	1,500,000	19,620,000
Two Harbors Investment Corp.	1,656,700	13,154,198
		72,418,454
Office REITs - 1.9%
Boston Properties, Inc.	350,800	44,579,664
Residential REITs - 4.1%
American Campus Communities, Inc.	400,000	18,836,000
Equity Residential (SBI)	438,500	32,900,655
Essex Property Trust, Inc.	78,000	18,241,080
UDR, Inc.	725,000	27,934,250
		97,911,985
Specialized REITs - 7.1%
American Tower Corp.	828,400	84,803,308
Outfront Media, Inc.	900,000	18,990,000
Public Storage	230,000	63,440,900
		167,234,208

TOTAL REAL ESTATE INVESTMENT TRUSTS		447,168,435

Real Estate Management & Development - 1.4%
Real Estate Services - 1.4%
Realogy Holdings Corp. (a)	877,100	31,672,081
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	1,150,000	8,820,500
Radian Group, Inc.	347,000	4,302,800
Washington Mutual, Inc. (a)	155,200	2
		13,123,302
Trading Companies & Distributors - 1.0%
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	600,000	23,256,000
TOTAL COMMON STOCKS
(Cost $1,989,654,171)		2,191,629,874

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.39% (c)	174,921,274	174,921,274
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	3,442,400	3,442,400
TOTAL MONEY MARKET FUNDS
(Cost $178,363,674)		178,363,674
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,168,017,845)		2,369,993,548
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(22,056,088)
NET ASSETS - 100%		$2,347,937,460

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$184,523
Fidelity Securities Lending Cash Central Fund	2,353
Total	$186,876

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,191,629,874	$2,191,629,872	$--	$2
Money Market Funds	178,363,674	178,363,674	--	--
Total Investments in Securities:	$2,369,993,548	$2,369,993,546	$--	$2

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,463,584) — See accompanying schedule: Unaffiliated issuers (cost $1,989,654,171)	$2,191,629,874
Fidelity Central Funds (cost $178,363,674)	178,363,674
Total Investments (cost $2,168,017,845)		$2,369,993,548
Receivable for investments sold		3,447,639
Receivable for fund shares sold		66,741
Dividends receivable		3,932,337
Distributions receivable from Fidelity Central Funds		52,654
Total assets		2,377,492,919
Liabilities
Payable for investments purchased	$14,572,599
Payable for fund shares redeemed	11,533,562
Other payables and accrued expenses	6,898
Collateral on securities loaned, at value	3,442,400
Total liabilities		29,555,459
Net Assets		$2,347,937,460
Net Assets consist of:
Paid in capital		$2,145,956,465
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		201,980,995
Net Assets, for 29,148,625 shares outstanding		$2,347,937,460
Net Asset Value, offering price and redemption price per share ($2,347,937,460 ÷ 29,148,625 shares)		$80.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$25,899,378
Income from Fidelity Central Funds (including $2,353 from security lending)		186,876
Total income		26,086,254
Expenses
Custodian fees and expenses	$13,490
Independent directors' compensation	4,989
Total expenses before reductions	18,479
Expense reductions	(5,036)	13,443
Net investment income (loss)		26,072,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,633,115)
Foreign currency transactions	352,436
Total net realized gain (loss)		(17,280,679)
Change in net unrealized appreciation (depreciation) on: Investment securities	(582,850)
Assets and liabilities in foreign currencies	(1,897)
Total change in net unrealized appreciation (depreciation)		(584,747)
Net gain (loss)		(17,865,426)
Net increase (decrease) in net assets resulting from operations		$8,207,385

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,072,811	$44,690,484
Net realized gain (loss)	(17,280,679)	71,944,755
Change in net unrealized appreciation (depreciation)	(584,747)	(163,179,188)
Net increase (decrease) in net assets resulting from operations	8,207,385	(46,543,949)
Distributions to partners from net investment income	(20,969,552)	(37,178,253)
Affiliated share transactions
Proceeds from sales of shares	189,357,171	241,799,057
Reinvestment of distributions	20,969,367	37,177,922
Cost of shares redeemed	(150,808,761)	(281,099,031)
Net increase (decrease) in net assets resulting from share transactions	59,517,777	(2,122,052)
Total increase (decrease) in net assets	46,755,610	(85,844,254)
Net Assets
Beginning of period	2,301,181,850	2,387,026,104
End of period	$2,347,937,460	$2,301,181,850
Other Affiliated Information
Shares
Sold	2,350,607	2,778,248
Issued in reinvestment of distributions	246,982	423,544
Redeemed	(1,907,434)	(3,195,133)
Net increase (decrease)	690,155	6,659

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Financials Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.86	$83.90	$72.85	$58.36	$44.37	$55.72
Income from Investment Operations
Net investment income (loss)A	.90	1.57	1.54	1.63	1.07	.72
Net realized and unrealized gain (loss)	(.48)	(3.30)	10.84	14.22	13.82	(11.50)
Total from investment operations	.42	(1.73)	12.38	15.85	14.89	(10.78)
Distributions to partners from net investment income	(.73)	(1.31)	(1.33)	(1.36)	(.90)	(.57)
Net asset value, end of period	$80.55	$80.86	$83.90	$72.85	$58.36	$44.37
Total ReturnB,C	.47%	(2.18)%	17.08%	27.41%	33.71%	(19.52)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.01%	.01%	.01%
Expenses net of all reductions	- %F,G	- %G	- %G	.01%	.01%	.01%
Net investment income (loss)	2.22%F	1.80%	1.92%	2.44%	1.97%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$2,347,937	$2,301,182	$2,387,026	$1,956,278	$1,400,699	$916,015
Portfolio turnover rateH	54%F	40%	43%I	249%I	383%	325%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC	9.5	8.6
Boston Scientific Corp.	5.5	5.2
Allergan PLC	5.3	5.9
Amgen, Inc.	5.3	2.5
Teva Pharmaceutical Industries Ltd. sponsored ADR	4.9	5.1
Bristol-Myers Squibb Co.	3.9	2.6
UnitedHealth Group, Inc.	2.8	2.6
McKesson Corp.	2.8	2.9
Alexion Pharmaceuticals, Inc.	2.1	0.0
Vertex Pharmaceuticals, Inc.	2.1	2.6
	44.2

Top Industries (% of fund's net assets)

As of March 31, 2016
Health Care Equipment & Supplies	25.1%
Pharmaceuticals	24.9%
Biotechnology	24.7%
Health Care Providers & Services	15.8%
Health Care Technology	3.0%
All Others*	6.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Pharmaceuticals	35.7%
Health Care Equipment & Supplies	21.3%
Biotechnology	17.5%
Health Care Providers & Services	14.8%
Health Care Technology	3.2%
All Others*	7.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Health Care Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Biotechnology - 24.7%
Biotechnology - 24.7%
AbbVie, Inc.	479,600	$27,394,752
Ablynx NV (a)	384,827	5,539,367
Acceleron Pharma, Inc. (a)	133,976	3,535,627
Acorda Therapeutics, Inc. (a)	248,300	6,567,535
Actelion Ltd.	67,508	10,088,815
Advanced Accelerator Applications SA sponsored ADR	14,121	494,517
Advaxis, Inc. (a)(b)	401,449	3,625,084
Alexion Pharmaceuticals, Inc. (a)	268,300	37,352,726
Alnylam Pharmaceuticals, Inc. (a)	114,600	7,193,442
AMAG Pharmaceuticals, Inc. (a)	164,209	3,842,491
Amgen, Inc.	621,500	93,181,495
Amicus Therapeutics, Inc. (a)	546,100	4,614,545
Anacor Pharmaceuticals, Inc. (a)	203,694	10,887,444
Arena Pharmaceuticals, Inc. (a)(b)	2,155,700	4,246,729
Array BioPharma, Inc. (a)	958,101	2,826,398
BeiGene Ltd. ADR	37,093	1,087,196
Biogen, Inc. (a)	105,300	27,411,696
BioMarin Pharmaceutical, Inc. (a)	132,100	10,895,608
bluebird bio, Inc. (a)	28,700	1,219,750
Blueprint Medicines Corp.	167,139	3,016,859
Celgene Corp. (a)	138,900	13,902,501
Cellectis SA sponsored ADR	147,400	4,053,500
Curis, Inc. (a)	1,315,900	2,118,599
CytomX Therapeutics, Inc. (a)	90,800	1,171,320
Edge Therapeutics, Inc. (a)(b)	27,340	250,161
Galapagos Genomics NV sponsored ADR	104,400	4,366,008
Gilead Sciences, Inc.	153,282	14,080,485
Heron Therapeutics, Inc. (a)(b)	107,400	2,039,526
Incyte Corp. (a)	57,900	4,196,013
Insmed, Inc. (a)	540,028	6,842,155
Intercept Pharmaceuticals, Inc. (a)	67,924	8,726,196
Neurocrine Biosciences, Inc. (a)	199,400	7,886,270
ProNai Therapeutics, Inc. (a)	78,964	532,217
Puma Biotechnology, Inc. (a)(b)	239,218	7,025,833
Regeneron Pharmaceuticals, Inc. (a)	80,000	28,835,200
Spark Therapeutics, Inc. (a)(b)	90,623	2,674,285
TESARO, Inc. (a)	225,100	9,911,153
Ultragenyx Pharmaceutical, Inc. (a)	141,000	8,926,710
United Therapeutics Corp. (a)	38,500	4,290,055
Vertex Pharmaceuticals, Inc. (a)	468,800	37,264,912
Xencor, Inc. (a)	239,500	3,214,090
		437,329,265
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (c)	41,845	5,614,762
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. (b)	233,700	5,050,257
Health Care Equipment & Supplies - 25.1%
Health Care Equipment - 22.7%
Atricure, Inc. (a)	306,600	5,160,078
Boston Scientific Corp. (a)	5,150,000	96,871,500
CONMED Corp.	73,210	3,070,427
Edwards Lifesciences Corp. (a)	276,500	24,390,065
HeartWare International, Inc. (a)	160,600	5,046,052
Integra LifeSciences Holdings Corp. (a)	190,000	12,798,400
Intuitive Surgical, Inc. (a)	47,000	28,249,350
LivaNova PLC (a)	39,900	2,153,802
Medtronic PLC	2,245,000	168,375,000
Neovasc, Inc. (a)	855,500	3,652,985
Nevro Corp. (a)(b)	207,900	11,696,454
Novocure Ltd. (a)(b)	134,000	1,940,320
ResMed, Inc.	192,400	11,124,568
Wright Medical Group NV (a)	840,000	13,944,000
Zeltiq Aesthetics, Inc. (a)(b)	251,471	6,829,952
Zimmer Biomet Holdings, Inc.	67,100	7,154,873
		402,457,826
Health Care Supplies - 2.4%
ICU Medical, Inc. (a)	66,900	6,964,290
Penumbra, Inc. (a)	119,757	5,508,822
The Cooper Companies, Inc.	144,844	22,301,631
The Spectranetics Corp. (a)	520,000	7,550,400
		42,325,143

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		444,782,969

Health Care Providers & Services - 15.6%
Health Care Distributors & Services - 3.7%
Amplifon SpA	714,491	6,195,207
EBOS Group Ltd.	900,000	10,699,776
McKesson Corp.	311,355	48,960,574
		65,855,557
Health Care Facilities - 3.9%
AmSurg Corp. (a)	80,000	5,968,000
Brookdale Senior Living, Inc. (a)	383,245	6,085,931
HCA Holdings, Inc. (a)	287,400	22,431,570
Surgical Care Affiliates, Inc. (a)	306,576	14,188,337
Universal Health Services, Inc. Class B	162,900	20,316,888
		68,990,726
Health Care Services - 1.1%
Adeptus Health, Inc. Class A (a)(b)	100,000	5,554,000
Envision Healthcare Holdings, Inc. (a)	409,996	8,363,918
United Drug PLC (United Kingdom)	670,700	5,625,630
		19,543,548
Managed Health Care - 6.9%
Aetna, Inc.	134,400	15,099,840
Anthem, Inc.	100,300	13,940,697
Cigna Corp.	268,300	36,821,492
Humana, Inc.	43,400	7,940,030
UnitedHealth Group, Inc.	383,200	49,394,480
		123,196,539

TOTAL HEALTH CARE PROVIDERS & SERVICES		277,586,370

Health Care Technology - 3.0%
Health Care Technology - 3.0%
athenahealth, Inc. (a)	167,400	23,231,772
Castlight Health, Inc. (a)	700,500	2,332,665
Castlight Health, Inc. Class B (a)(b)	102,056	339,846
Connecture, Inc. (a)(b)	500,000	1,280,000
Evolent Health, Inc.	193,316	2,041,417
HealthStream, Inc. (a)	399,387	8,822,459
Medidata Solutions, Inc. (a)	399,600	15,468,516
		53,516,675
Life Sciences Tools & Services - 2.5%
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	785,600	31,306,160
Bruker Corp.	287,200	8,041,600
PRA Health Sciences, Inc. (a)	101,600	4,344,416
		43,692,176
Pharmaceuticals - 24.9%
Pharmaceuticals - 24.9%
Allergan PLC (a)	349,910	93,786,377
Amphastar Pharmaceuticals, Inc. (a)	381,704	4,580,448
Astellas Pharma, Inc.	1,000,000	13,289,509
Bristol-Myers Squibb Co.	1,077,823	68,851,333
Catalent, Inc. (a)	455,070	12,136,717
Dechra Pharmaceuticals PLC	479,000	8,296,843
Eisai Co. Ltd.	173,900	10,460,731
Endo International PLC (a)	423,900	11,932,785
Horizon Pharma PLC (a)	570,100	9,446,557
Jazz Pharmaceuticals PLC (a)	114,992	15,012,206
Jiangsu Hengrui Medicine Co. Ltd.	1,222,147	8,950,535
Lee's Pharmaceutical Holdings Ltd.	3,091,500	2,167,977
Merck & Co., Inc.	118,391	6,264,068
Mylan N.V.	179,600	8,324,460
Pfizer, Inc.	1,005,900	29,814,876
Prestige Brands Holdings, Inc. (a)	167,685	8,952,702
Sanofi SA sponsored ADR	307,000	12,329,120
SCYNEXIS, Inc. (a)	400,000	1,612,000
Sun Pharmaceutical Industries Ltd.	743,933	9,207,231
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,616,700	86,509,617
The Medicines Company (a)	184,300	5,855,211
TherapeuticsMD, Inc. (a)(b)	1,500,000	9,600,000
Valeant Pharmaceuticals International, Inc. (Canada) (a)	131,700	3,463,711
		440,845,014
Professional Services - 0.7%
Human Resource & Employment Services - 0.7%
WageWorks, Inc. (a)	250,293	12,667,329
TOTAL COMMON STOCKS
(Cost $1,589,370,191)		1,721,084,817

Convertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $2,885,246)	438,101	3,824,622

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.39% (d)	55,961,563	55,961,563
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	37,783,025	37,783,025
TOTAL MONEY MARKET FUNDS
(Cost $93,744,588)		93,744,588
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $1,686,000,025)		1,818,654,027
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(46,350,167)
NET ASSETS - 100%		$1,772,303,860

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,439,384 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69,002
Fidelity Securities Lending Cash Central Fund	252,488
Total	$321,490

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,721,084,817	$1,702,180,546	$13,289,509	$5,614,762
Convertible Preferred Stocks	3,824,622	--	--	3,824,622
Money Market Funds	93,744,588	93,744,588	--	--
Total Investments in Securities:	$1,818,654,027	$1,795,925,134	$13,289,509	$9,439,384

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$30,247,955

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.3%
Ireland	17.1%
Israel	4.9%
Japan	1.3%
Netherlands	1.3%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,440,991) — See accompanying schedule: Unaffiliated issuers (cost $1,592,255,437)	$1,724,909,439
Fidelity Central Funds (cost $93,744,588)	93,744,588
Total Investments (cost $1,686,000,025)		$1,818,654,027
Cash		20,992
Receivable for investments sold		18,932,520
Receivable for fund shares sold		48,196
Dividends receivable		2,193,155
Distributions receivable from Fidelity Central Funds		55,246
Total assets		1,839,904,136
Liabilities
Payable for investments purchased	$27,098,225
Payable for fund shares redeemed	2,702,087
Other payables and accrued expenses	16,939
Collateral on securities loaned, at value	37,783,025
Total liabilities		67,600,276
Net Assets		$1,772,303,860
Net Assets consist of:
Paid in capital		$1,639,625,254
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		132,678,606
Net Assets, for 5,640,278 shares outstanding		$1,772,303,860
Net Asset Value, offering price and redemption price per share ($1,772,303,860 ÷ 5,640,278 shares)		$314.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$7,088,482
Interest		19
Income from Fidelity Central Funds (including $252,488 from security lending)		321,490
Total income		7,409,991
Expenses
Custodian fees and expenses	$26,858
Independent directors' compensation	3,879
Total expenses before reductions	30,737
Expense reductions	(3,934)	26,803
Net investment income (loss)		7,383,188
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,429,358)
Foreign currency transactions	(5,704)
Total net realized gain (loss)		(3,435,062)
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,155,325)
Assets and liabilities in foreign currencies	7,461
Total change in net unrealized appreciation (depreciation)		(62,147,864)
Net gain (loss)		(65,582,926)
Net increase (decrease) in net assets resulting from operations		$(58,199,738)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,383,188	$12,787,005
Net realized gain (loss)	(3,435,062)	394,692,964
Change in net unrealized appreciation (depreciation)	(62,147,864)	(286,414,390)
Net increase (decrease) in net assets resulting from operations	(58,199,738)	121,065,579
Distributions to partners from net investment income	(6,674,266)	(11,170,587)
Affiliated share transactions
Proceeds from sales of shares	174,449,652	216,190,893
Reinvestment of distributions	6,674,124	11,170,345
Cost of shares redeemed	(93,856,317)	(393,550,184)
Net increase (decrease) in net assets resulting from share transactions	87,267,459	(166,188,946)
Total increase (decrease) in net assets	22,393,455	(56,293,954)
Net Assets
Beginning of period	1,749,910,405	1,806,204,359
End of period	$1,772,303,860	$1,749,910,405
Other Affiliated Information
Shares
Sold	538,209	600,160
Issued in reinvestment of distributions	20,131	30,626
Redeemed	(283,925)	(1,094,340)
Net increase (decrease)	274,415	(463,554)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Health Care Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$326.12	$309.84	$222.42	$163.64	$123.15	$112.31
Income from Investment Operations
Net investment income (loss)A	1.35	2.36	1.34	1.73	1.63	.79B
Net realized and unrealized gain (loss)	(12.03)	15.99	87.35	58.70	40.46	10.97
Total from investment operations	(10.68)	18.35	88.69	60.43	42.09	11.76
Distributions to partners from net investment income	(1.22)	(2.07)	(1.27)	(1.65)	(1.60)	(.92)
Net asset value, end of period	$314.22	$326.12	$309.84	$222.42	$163.64	$123.15
Total ReturnC,D	(3.29)%	5.85%	39.95%	37.14%	34.34%	10.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %G,H	- %H	.01%	.01%	- %H	.01%
Expenses net of all reductions	- %G,H	- %H	.01%	.01%	- %H	.01%
Net investment income (loss)	.82%G,H	.66%	.49%	.93%	1.13%	.60%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,772,304	$1,749,910	$1,806,204	$1,415,691	$1,044,262	$723,841
Portfolio turnover rateI	78%G	97%	131%J	113%J	120%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	14.3	13.4
Danaher Corp.	6.5	7.4
Honeywell International, Inc.	5.4	3.8
J.B. Hunt Transport Services, Inc.	5.3	5.1
Southwest Airlines Co.	5.1	2.1
United Technologies Corp.	4.8	5.3
AECOM	4.2	3.0
Raytheon Co.	3.0	3.4
Northrop Grumman Corp.	2.9	0.0
Eaton Corp. PLC	2.9	2.1
	54.4

Top Industries (% of fund's net assets)

As of March 31, 2016
Aerospace & Defense	27.1%
Industrial Conglomerates	20.8%
Machinery	7.6%
Road & Rail	6.5%
Trading Companies & Distributors	5.1%
All Others*	32.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Aerospace & Defense	28.8%
Industrial Conglomerates	20.8%
Road & Rail	10.5%
Machinery	6.1%
Building Products	4.6%
All Others*	29.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Industrials Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Aerospace & Defense - 27.1%
Aerospace & Defense - 27.1%
BWX Technologies, Inc.	851,680	$28,582,381
General Dynamics Corp.	294,740	38,719,994
Honeywell International, Inc.	649,636	72,791,714
Northrop Grumman Corp.	200,400	39,659,160
Orbital ATK, Inc.	241,121	20,963,060
Raytheon Co.	326,400	40,026,432
Rockwell Collins, Inc.	185,982	17,149,400
Teledyne Technologies, Inc. (a)	312,448	27,539,167
Textron, Inc.	444,015	16,188,787
United Technologies Corp.	643,233	64,387,623
		366,007,718
Air Freight & Logistics - 3.5%
Air Freight & Logistics - 3.5%
C.H. Robinson Worldwide, Inc.	251,500	18,668,845
FedEx Corp.	172,839	28,124,362
		46,793,207
Airlines - 5.1%
Airlines - 5.1%
Southwest Airlines Co.	1,539,100	68,951,680
Building Products - 4.6%
Building Products - 4.6%
A.O. Smith Corp.	399,677	30,499,352
Fortune Brands Home & Security, Inc.	212,400	11,902,896
Lennox International, Inc.	147,543	19,946,338
		62,348,586
Commercial Services & Supplies - 4.2%
Commercial Printing - 0.7%
Deluxe Corp.	144,000	8,998,560
Environmental & Facility Services - 1.0%
Stericycle, Inc. (a)	101,900	12,858,761
Office Services & Supplies - 2.5%
Regus PLC	2,168,500	9,863,647
West Corp.	1,074,151	24,512,126
		34,375,773

TOTAL COMMERCIAL SERVICES & SUPPLIES		56,233,094

Construction & Engineering - 4.2%
Construction & Engineering - 4.2%
AECOM (a)	1,847,443	56,882,770
Construction Materials - 0.5%
Construction Materials - 0.5%
Eagle Materials, Inc.	101,400	7,109,154
Diversified Consumer Services - 1.3%
Specialized Consumer Services - 1.3%
ServiceMaster Global Holdings, Inc. (a)	456,181	17,188,900
Electrical Equipment - 4.9%
Electrical Components & Equipment - 4.9%
AMETEK, Inc.	536,900	26,834,262
Eaton Corp. PLC	623,700	39,018,672
		65,852,934
Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	228,390	1,027,755
Industrial Conglomerates - 20.8%
Industrial Conglomerates - 20.8%
Danaher Corp.	925,119	87,756,788
General Electric Co.	6,081,300	193,324,527
		281,081,315
Machinery - 7.6%
Construction Machinery & Heavy Trucks - 2.1%
Wabtec Corp.	350,900	27,822,861
Industrial Machinery - 5.5%
IDEX Corp.	339,133	28,107,343
Ingersoll-Rand PLC	494,100	30,639,141
Pentair PLC	293,000	15,898,180
		74,644,664

TOTAL MACHINERY		102,467,525

Professional Services - 2.9%
Research & Consulting Services - 2.9%
CEB, Inc.	228,659	14,801,097
Verisk Analytics, Inc. (a)	298,155	23,828,548
		38,629,645
Road & Rail - 6.5%
Trucking - 6.5%
J.B. Hunt Transport Services, Inc.	850,750	71,667,180
Old Dominion Freight Lines, Inc. (a)	229,100	15,949,942
		87,617,122
Trading Companies & Distributors - 5.1%
Trading Companies & Distributors - 5.1%
AerCap Holdings NV (a)	604,900	23,445,924
HD Supply Holdings, Inc. (a)	1,065,856	35,247,858
Wolseley PLC	183,319	10,371,068
		69,064,850
TOTAL COMMON STOCKS
(Cost $1,108,951,645)		1,327,256,255

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.39% (b)
(Cost $20,274,232)	20,274,232	20,274,232
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,129,225,877)		1,347,530,487
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,413,491
NET ASSETS - 100%		$1,348,943,978

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,815
Fidelity Securities Lending Cash Central Fund	2,179
Total	$45,994

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,108,951,645)	$1,327,256,255
Fidelity Central Funds (cost $20,274,232)	20,274,232
Total Investments (cost $1,129,225,877)		$1,347,530,487
Receivable for fund shares sold		37,589
Dividends receivable		1,853,587
Distributions receivable from Fidelity Central Funds		6,458
Total assets		1,349,428,121
Liabilities
Payable for fund shares redeemed	$479,234
Other payables and accrued expenses	4,909
Total liabilities		484,143
Net Assets		$1,348,943,978
Net Assets consist of:
Paid in capital		$1,130,637,465
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		218,306,513
Net Assets, for 5,735,903 shares outstanding		$1,348,943,978
Net Asset Value, offering price and redemption price per share ($1,348,943,978 ÷ 5,735,903 shares)		$235.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$9,866,591
Income from Fidelity Central Funds (including $2,179 from security lending)		45,994
Total income		9,912,585
Expenses
Custodian fees and expenses	$10,133
Independent directors' compensation	2,632
Total expenses before reductions	12,765
Expense reductions	(2,663)	10,102
Net investment income (loss)		9,902,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,786,299
Foreign currency transactions	4,440
Total net realized gain (loss)		12,790,739
Change in net unrealized appreciation (depreciation) on: Investment securities	130,738,362
Assets and liabilities in foreign currencies	1,356
Total change in net unrealized appreciation (depreciation)		130,739,718
Net gain (loss)		143,530,457
Net increase (decrease) in net assets resulting from operations		$153,432,940

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,902,483	$19,966,244
Net realized gain (loss)	12,790,739	98,425,163
Change in net unrealized appreciation (depreciation)	130,739,718	(135,440,911)
Net increase (decrease) in net assets resulting from operations	153,432,940	(17,049,504)
Distributions to partners from net investment income	(9,707,451)	(19,449,113)
Affiliated share transactions
Proceeds from sales of shares	60,174,123	98,261,240
Reinvestment of distributions	9,707,217	19,448,660
Cost of shares redeemed	(38,327,790)	(208,556,197)
Net increase (decrease) in net assets resulting from share transactions	31,553,550	(90,846,297)
Total increase (decrease) in net assets	175,279,039	(127,344,914)
Net Assets
Beginning of period	1,173,664,939	1,301,009,853
End of period	$1,348,943,978	$1,173,664,939
Other Affiliated Information
Shares
Sold	269,203	430,779
Issued in reinvestment of distributions	41,735	84,378
Redeemed	(172,602)	(914,417)
Net increase (decrease)	138,336	(399,260)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Industrials Central Fund

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$209.67	$216.95	$198.24	$152.47	$117.43	$123.67
Income from Investment Operations
Net investment income (loss)A	1.75	3.40	3.18	3.15	2.81	2.21
Net realized and unrealized gain (loss)	25.48	(7.35)	18.69	45.71	34.95	(6.31)
Total from investment operations	27.23	(3.95)	21.87	48.86	37.76	(4.10)
Distributions to partners from net investment income	(1.72)	(3.33)	(3.16)	(3.09)	(2.72)	(2.14)
Net asset value, end of period	$235.18	$209.67	$216.95	$198.24	$152.47	$117.43
Total ReturnB,C	13.00%	(1.95)%	11.03%	32.33%	32.29%	(3.60)%
Ratios to Average Net AssetsD,E
Expenses before reductions	–%F,G	–%G	–%G	–%G	–%G	.01%
Expenses net of fee waivers, if any	–%F,G	–%G	–%G	–%G	–%G	.01%
Expenses net of all reductions	–%F,G	–%G	–%G	–%G	–%G	.01%
Net investment income (loss)	1.57%F	1.48%	1.46%	1.80%	1.95%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,348,944	$1,173,665	$1,301,010	$1,198,480	$884,067	$627,769
Portfolio turnover rateH	52%F	83%	77%I	73%I	85%	105%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	10.7	11.3
Alphabet, Inc. Class C	5.7	5.4
Facebook, Inc. Class A	5.4	5.1
Alphabet, Inc. Class A	5.2	5.1
Yahoo!, Inc.	3.4	2.3
Microsoft Corp.	3.1	1.0
Visa, Inc. Class A	2.6	2.4
Broadcom Ltd.	2.1	0.3
Marvell Technology Group Ltd.	2.0	1.8
Trimble Navigation Ltd.	1.8	1.2
	42.0

Top Industries (% of fund's net assets)

As of March 31, 2016
Internet Software & Services	28.1%
Software	16.8%
Semiconductors & Semiconductor Equipment	16.4%
Technology Hardware, Storage & Peripherals	11.5%
IT Services	5.9%
All Others*	21.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Internet Software & Services	29.0%
Technology Hardware, Storage & Peripherals	15.6%
Software	13.3%
Semiconductors & Semiconductor Equipment	13.2%
IT Services	7.3%
All Others*	21.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity® Information Technology Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Automobiles - 1.7%
Automobile Manufacturers - 1.7%
Tesla Motors, Inc. (a)(b)	204,235	$46,927,076
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR	50,089	1,468,109
Genscript Biotech Corp.	27,288,000	4,819,244
		6,287,353
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Duk San Neolux Co. Ltd. (a)	298,136	7,653,858
Communications Equipment - 1.3%
Communications Equipment - 1.3%
Ciena Corp. (a)	142,400	2,708,448
CommScope Holding Co., Inc. (a)	502,900	14,040,968
F5 Networks, Inc. (a)	137,500	14,554,375
Palo Alto Networks, Inc. (a)	35,600	5,807,784
Radware Ltd. (a)	1,227	14,515
Sonus Networks, Inc. (a)	12,400	93,372
		37,219,462
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	373	259
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)	1,400	11,620
Diversified Consumer Services - 1.1%
Education Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	771,093	26,672,107
TAL Education Group ADR (a)	67,500	3,353,400
		30,025,507
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,433	17,296

TOTAL DIVERSIFIED CONSUMER SERVICES		30,042,803

Diversified Financial Services - 2.2%
Other Diversified Financial Services - 2.1%
Broadcom Ltd.	379,900	58,694,550
Specialized Finance - 0.1%
MSCI, Inc. Class A	58,300	4,318,864

TOTAL DIVERSIFIED FINANCIAL SERVICES		63,013,414

Diversified Telecommunication Services - 0.0%
Alternative Carriers - 0.0%
8x8, Inc. (a)	2,300	23,138
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Lumenpulse, Inc. (a)	38,000	496,816
Nidec Corp.	18,600	1,272,656
		1,769,472
Electronic Equipment & Components - 3.8%
Electronic Components - 1.6%
Alps Electric Co. Ltd.	78,100	1,361,519
InvenSense, Inc. (a)(b)	85,500	718,200
Largan Precision Co. Ltd.	165,000	12,777,002
Ledlink Optics, Inc.	1,449,038	2,091,256
Murata Manufacturing Co. Ltd.	27,300	3,291,670
Samsung SDI Co. Ltd.	103,044	8,907,925
Sunny Optical Technology Group Co. Ltd.	1,551,000	4,358,679
Universal Display Corp. (a)	100,400	5,431,640
Yageo Corp.	4,213,882	6,944,666
Yaskawa Electric Corp.	1,800	20,776
		45,903,333
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	3,044,188	6,538,107
Cognex Corp.	59,200	2,305,840
		8,843,947
Electronic Manufacturing Services - 1.9%
Merry Electronics Co. Ltd.	1,845,000	3,149,441
QLogic Corp. (a)	3,800	51,072
Trimble Navigation Ltd. (a)	1,989,827	49,347,710
		52,548,223
Technology Distributors - 0.0%
Digital China Holdings Ltd. (H Shares)	39,000	52,085

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		107,347,588

Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	903,000	4,666,341
Olympus Corp.	7,900	307,099
		4,973,440
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	19,800	488,466
Health Care Technology - 1.7%
Health Care Technology - 1.7%
athenahealth, Inc. (a)	120,130	16,671,641
Inovalon Holdings, Inc. Class A (a)(b)	373,800	6,922,776
M3, Inc.	52,900	1,331,137
Medidata Solutions, Inc. (a)	452,900	17,531,759
Veeva Systems, Inc. Class A (a)(b)	209,800	5,253,392
		47,710,705
Hotels, Restaurants & Leisure - 0.4%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	467,523	7,807,634
Hotels, Resorts & Cruise Lines - 0.1%
Tuniu Corp. Class A sponsored ADR (a)(b)	381,953	3,983,770

TOTAL HOTELS, RESTAURANTS & LEISURE		11,791,404

Household Durables - 0.3%
Consumer Electronics - 0.3%
Sony Corp.	312,000	8,021,877
Sony Corp. sponsored ADR	42,100	1,082,812
		9,104,689
Internet & Catalog Retail - 2.2%
Internet Retail - 2.2%
Amazon.com, Inc. (a)	16,900	10,032,516
Ctrip.com International Ltd. ADR (a)	96,100	4,253,386
Groupon, Inc. Class A (a)(b)	291,000	1,161,090
JD.com, Inc. sponsored ADR (a)	233,900	6,198,350
Jumei International Holding Ltd. sponsored ADR (a)	918,303	5,978,153
Liberty Interactive Corp. QVC Group Series A (a)	588	14,847
MySale Group PLC (a)	38,500	23,224
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	535,450	21,257,365
Vipshop Holdings Ltd. ADR (a)	919,700	11,845,736
		60,764,667
Internet Software & Services - 27.2%
Internet Software & Services - 27.2%
58.com, Inc. ADR (a)(b)	490,872	27,317,027
Alibaba Group Holding Ltd. sponsored ADR (a)	562,500	44,454,375
Alphabet, Inc.:
Class A	191,773	146,303,622
Class C	216,618	161,369,579
Baidu.com, Inc. sponsored ADR (a)	12,700	2,424,176
Benefitfocus, Inc. (a)(b)	87,810	2,928,464
Box, Inc. Class A (a)(b)	104,700	1,283,622
ChannelAdvisor Corp. (a)	223,939	2,519,314
Cornerstone OnDemand, Inc. (a)	294,304	9,644,342
Cvent, Inc. (a)	129,387	2,768,882
Demandware, Inc. (a)(b)	352,820	13,795,262
DeNA Co. Ltd. (b)	361,200	6,222,993
eBay, Inc. (a)	49,500	1,181,070
eGain Communications Corp. (a)(b)	130,650	463,808
Endurance International Group Holdings, Inc. (a)	1,135,500	11,956,815
Envestnet, Inc. (a)	434	11,805
Facebook, Inc. Class A (a)	1,334,763	152,296,458
Hortonworks, Inc. (a)(b)	390,000	4,407,000
Instructure, Inc. (a)(b)	179,965	3,228,572
Marketo, Inc. (a)	347,230	6,795,291
NetEase, Inc. sponsored ADR	9,900	1,421,442
New Relic, Inc. (a)	215,171	5,611,660
Q2 Holdings, Inc. (a)	1,400	33,656
Rackspace Hosting, Inc. (a)	287,426	6,205,527
Renren, Inc. ADR (a)	497,000	1,625,190
SciQuest, Inc. (a)	510,519	7,086,004
Shopify, Inc.	5,035	142,037
Shopify, Inc. Class A	60,700	1,712,347
SINA Corp. (a)	347,200	16,446,864
SouFun Holdings Ltd. ADR (b)	1,703,000	10,200,970
Twitter, Inc. (a)	48,000	794,400
Web.com Group, Inc. (a)	290,416	5,756,045
Weibo Corp. sponsored ADR (a)	1,400	25,130
Xunlei Ltd. sponsored ADR (a)	1,104,165	6,746,448
Yahoo!, Inc. (a)	2,586,527	95,210,059
Yirendai Ltd. sponsored ADR	115,200	1,340,928
YY, Inc. ADR (a)	75,900	4,674,681
Zillow Group, Inc.:
Class A (a)(b)	1,209	30,890
Class C (a)	1,318	31,276
		766,468,031
IT Services - 5.9%
Data Processing & Outsourced Services - 5.8%
Amadeus IT Holding SA Class A	323,900	13,891,245
Fidelity National Information Services, Inc.	66,137	4,187,133
Fiserv, Inc. (a)	75,500	7,744,790
FleetCor Technologies, Inc. (a)	28,200	4,194,750
Global Payments, Inc.	228,700	14,934,110
MasterCard, Inc. Class A	77,300	7,304,850
Optimal Payments PLC (a)	2,402,158	14,618,071
PayPal Holdings, Inc. (a)	144,800	5,589,280
Sabre Corp.	96,800	2,799,456
Total System Services, Inc.	57,648	2,742,892
Travelport Worldwide Ltd.	601,977	8,223,006
Vantiv, Inc. (a)	50,600	2,726,328
Visa, Inc. Class A	949,000	72,579,520
		161,535,431
IT Consulting & Other Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	4,594	288,044
EPAM Systems, Inc. (a)	37,134	2,772,796
Virtusa Corp. (a)	600	22,476
		3,083,316

TOTAL IT SERVICES		164,618,747

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	1,008,062	3,260,089
Machinery - 0.1%
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc. (b)	50,800	1,299,509
King Slide Works Co. Ltd.	53,000	611,096
Minebea Ltd.	217,000	1,692,887
		3,603,492
Media - 0.9%
Advertising - 0.1%
iCar Asia Ltd. (a)	2,214,053	1,535,950
Cable & Satellite - 0.7%
Naspers Ltd. Class N	138,200	19,292,537
Publishing - 0.1%
NEXT Co. Ltd.	38,500	472,420
Schibsted ASA:
(A Shares)	38,306	1,119,826
(B Shares) (a)	89,106	2,467,060
		4,059,306

TOTAL MEDIA		24,887,793

Professional Services - 0.5%
Human Resource & Employment Services - 0.4%
51job, Inc. sponsored ADR (a)	800	24,816
WageWorks, Inc. (a)	259,188	13,117,505
		13,142,321
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	60,700	2,086,259
Verisk Analytics, Inc. (a)	432	34,525
		2,120,784

TOTAL PROFESSIONAL SERVICES		15,263,105

Semiconductors & Semiconductor Equipment - 16.4%
Semiconductor Equipment - 1.3%
Amkor Technology, Inc. (a)	2,381,607	14,027,665
Applied Materials, Inc.	1,500	31,770
ASM Pacific Technology Ltd.	61,400	482,028
EO Technics Co. Ltd.	126,932	13,256,258
Hermes Microvision, Inc.	156,000	4,454,376
Nanometrics, Inc. (a)	103,900	1,645,776
Rubicon Technology, Inc. (a)(b)	1,193,932	871,570
SolarEdge Technologies, Inc.	106,400	2,674,896
SunEdison, Inc. (a)(b)	1,200	648
		37,444,987
Semiconductors - 15.1%
Advanced Micro Devices, Inc. (a)(b)	656,800	1,871,880
Advanced Semiconductor Engineering, Inc.	15,506,000	17,940,881
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,201,258	12,877,359
Ambarella, Inc. (a)(b)	277,700	12,413,190
ams AG	19,160	656,567
Cavium, Inc. (a)	118,700	7,259,692
Chipbond Technology Corp.	3,112,000	5,022,471
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	480,294	8,347,510
Cirrus Logic, Inc. (a)	40,052	1,458,293
Dialog Semiconductor PLC (a)	197,900	7,830,996
Everlight Electronics Co. Ltd.	2,039,000	3,392,005
Genesis Photonics, Inc. (a)	2,860,766	581,565
Himax Technologies, Inc. sponsored ADR	792,602	8,908,846
Hua Hong Semiconductor Ltd.	6,072,000	6,066,247
Infineon Technologies AG	202,900	2,876,785
Inphi Corp. (a)	20,600	686,804
Integrated Device Technology, Inc. (a)	156,300	3,194,772
Intersil Corp. Class A	623,617	8,337,759
Lattice Semiconductor Corp. (a)(b)	471,100	2,675,848
Lextar Electronics Corp.	762,000	387,858
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	104,100	4,558,539
MagnaChip Semiconductor Corp. (a)(b)	291,827	1,587,539
Marvell Technology Group Ltd.	5,543,839	57,156,980
Maxim Integrated Products, Inc.	618,000	22,730,040
Melexis NV	570	31,003
Micron Technology, Inc. (a)	3,635,700	38,065,779
Microsemi Corp. (a)	298,200	11,424,042
Monolithic Power Systems, Inc.	158,451	10,083,822
NXP Semiconductors NV (a)	398,846	32,334,445
ON Semiconductor Corp. (a)	1,461,700	14,017,703
Power Integrations, Inc.	85,400	4,240,964
Qorvo, Inc. (a)	557,731	28,115,220
Qualcomm, Inc.	591,700	30,259,538
Realtek Semiconductor Corp.	1,000,000	2,746,741
Sanken Electric Co. Ltd.	663,000	1,991,150
Semiconductor Manufacturing International Corp. (a)	30,270,000	2,688,647
Semtech Corp. (a)	550,806	12,112,224
Silicon Laboratories, Inc. (a)	53,400	2,400,864
Silicon Motion Technology Corp. sponsored ADR	167,600	6,504,556
Sitronix Technology Corp.	409,000	1,183,079
Skyworks Solutions, Inc.	263,000	20,487,700
STMicroelectronics NV	2,800	15,586
Vanguard International Semiconductor Corp.	3,422,000	5,342,228
Xilinx, Inc.	500	23,715
		422,889,432

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		460,334,419

Software - 16.8%
Application Software - 6.8%
Adobe Systems, Inc. (a)	387,907	36,385,677
ANSYS, Inc. (a)	311	27,822
Autodesk, Inc. (a)	444,500	25,918,795
Blackbaud, Inc.	22,100	1,389,869
Callidus Software, Inc. (a)	103,200	1,721,376
Citrix Systems, Inc. (a)	74,978	5,891,771
Guidewire Software, Inc. (a)	402	21,901
HubSpot, Inc. (a)	1,900	82,878
Intuit, Inc.	130,700	13,594,107
Kingdee International Software Group Co. Ltd.	659,600	212,573
Linx SA	1,300	17,333
Mobileye NV (a)(b)	372,500	13,890,525
Parametric Technology Corp. (a)	800	26,528
Paycom Software, Inc. (a)	100	3,560
Paylocity Holding Corp. (a)(b)	208,491	6,825,995
Qlik Technologies, Inc. (a)	700	20,244
RealPage, Inc. (a)	15,500	323,020
Salesforce.com, Inc. (a)	604,769	44,650,095
Splunk, Inc. (a)	147,400	7,212,282
SS&C Technologies Holdings, Inc.	66,100	4,192,062
Textura Corp. (a)(b)	485,704	9,048,666
Ultimate Software Group, Inc. (a)	207	40,055
Workday, Inc. Class A (a)(b)	126,300	9,704,892
Workiva, Inc. (a)(b)	93,000	1,083,450
Zendesk, Inc. (a)	515,469	10,788,766
		193,074,242
Home Entertainment Software - 2.6%
Activision Blizzard, Inc.	530,540	17,953,474
Electronic Arts, Inc. (a)	204,000	13,486,440
NCSOFT Corp.	82,352	18,229,333
NHN Entertainment Corp. (a)	154,359	7,413,330
Nintendo Co. Ltd.	89,700	12,750,700
Nintendo Co. Ltd. ADR	156,200	2,772,550
		72,605,827
Systems Software - 7.4%
Allot Communications Ltd. (a)	531,709	2,780,838
CommVault Systems, Inc. (a)	600	25,902
CyberArk Software Ltd. (a)(b)	215,923	9,204,797
Fleetmatics Group PLC (a)	666,295	27,124,869
Fortinet, Inc. (a)	240,259	7,359,133
Imperva, Inc. (a)	118,691	5,993,896
Infoblox, Inc. (a)	1,600	27,360
Microsoft Corp.	1,600,200	88,379,046
NetSuite, Inc. (a)(b)	430,639	29,494,465
Oracle Corp.	351,500	14,379,865
Progress Software Corp. (a)	89,000	2,146,680
Proofpoint, Inc. (a)	242,200	13,025,516
Rapid7, Inc. (a)(b)	4,500	58,815
ServiceNow, Inc. (a)	4,355	266,439
Tableau Software, Inc. (a)	6,100	279,807
Varonis Systems, Inc. (a)	100	1,825
VMware, Inc. Class A (a)(b)	137,500	7,192,625
		207,741,878

TOTAL SOFTWARE		473,421,947

Technology Hardware, Storage & Peripherals - 11.5%
Technology Hardware, Storage & Peripherals - 11.5%
Apple, Inc.	2,761,670	300,994,415
BlackBerry Ltd. (a)	2,514	20,402
Catcher Technology Co. Ltd.	388,000	3,179,143
Electronics for Imaging, Inc. (a)	65,900	2,793,501
EMC Corp.	261,400	6,966,310
HP, Inc.	369,900	4,557,168
Nimble Storage, Inc. (a)	3,500	27,440
Silicon Graphics International Corp. (a)	425,876	3,032,237
Stratasys Ltd. (a)	200	5,184
Wistron Corp.	3,649,000	2,253,728
		323,829,528
Wireless Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Infratel Ltd.	922,326	5,317,069
TOTAL COMMON STOCKS
(Cost $2,202,775,824)		2,676,133,634

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.4%
Internet & Catalog Retail - 0.5%
Internet Retail - 0.5%
China Internet Plus Holdings Ltd. Series B (c)	3,479,801	13,434,468
Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	489,912	23,894,100
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(c)	68,486	902,645

TOTAL CONVERTIBLE PREFERRED STOCKS		38,231,213

Nonconvertible Preferred Stocks - 0.4%
Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
China Internet Plus Holdings Ltd. Series A-11 (c)	2,771,770	10,700,972
TOTAL PREFERRED STOCKS
(Cost $30,713,119)		48,932,185

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 0.39% (d)	74,961,378	74,961,378
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	150,338,564	150,338,564
TOTAL MONEY MARKET FUNDS
(Cost $225,299,942)		225,299,942
TOTAL INVESTMENT PORTFOLIO - 104.9%
(Cost $2,458,788,885)		2,950,365,761
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(137,053,936)
NET ASSETS - 100%		$2,813,311,825

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,932,185 or 1.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,761,149
China Internet Plus Holdings Ltd. Series B	12/11/15	$13,434,468
Nutanix, Inc. Series E	8/26/14	$917,473
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,521
Fidelity Securities Lending Cash Central Fund	953,264
Total	$1,018,785

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,676,133,634	$2,630,566,502	$45,567,132	$--
Preferred Stocks	48,932,185	--	--	48,932,185
Money Market Funds	225,299,942	225,299,942	--	--
Total Investments in Securities:	$2,950,365,761	$2,855,866,444	$45,567,132	$48,932,185

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$59,445,287

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$34,168,148
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,329,569
Cost of Purchases	22,195,617
Proceeds of Sales	(8,761,149)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$48,932,185
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$1,329,569

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.6%
Cayman Islands	9.9%
Taiwan	3.4%
Bermuda	2.6%
Singapore	2.1%
Korea (South)	2.0%
Netherlands	1.6%
Japan	1.6%
Ireland	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $148,037,799) — See accompanying schedule: Unaffiliated issuers (cost $2,233,488,943)	$2,725,065,819
Fidelity Central Funds (cost $225,299,942)	225,299,942
Total Investments (cost $2,458,788,885)		$2,950,365,761
Receivable for investments sold		29,806,681
Receivable for fund shares sold		75,462
Dividends receivable		1,097,400
Distributions receivable from Fidelity Central Funds		366,885
Total assets		2,981,712,189
Liabilities
Payable for investments purchased	$16,999,075
Payable for fund shares redeemed	1,016,706
Other payables and accrued expenses	46,019
Collateral on securities loaned, at value	150,338,564
Total liabilities		168,400,364
Net Assets		$2,813,311,825
Net Assets consist of:
Paid in capital		$2,321,730,248
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		491,581,577
Net Assets, for 9,821,277 shares outstanding		$2,813,311,825
Net Asset Value, offering price and redemption price per share ($2,813,311,825 ÷ 9,821,277 shares)		$286.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$8,361,488
Income from Fidelity Central Funds (including $953,264 from security lending)		1,018,785
Total income		9,380,273
Expenses
Custodian fees and expenses	$89,806
Independent directors' compensation	5,714
Interest	1,089
Total expenses before reductions	96,609
Expense reductions	(5,801)	90,808
Net investment income (loss)		9,289,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $38,449)	(30,853,844)
Foreign currency transactions	(161,043)
Total net realized gain (loss)		(31,014,887)
Change in net unrealized appreciation (depreciation) on: Investment securities	278,698,800
Assets and liabilities in foreign currencies	5,979
Total change in net unrealized appreciation (depreciation)		278,704,779
Net gain (loss)		247,689,892
Net increase (decrease) in net assets resulting from operations		$256,979,357

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,289,465	$21,814,886
Net realized gain (loss)	(31,014,887)	117,119,658
Change in net unrealized appreciation (depreciation)	278,704,779	(135,104,118)
Net increase (decrease) in net assets resulting from operations	256,979,357	3,830,426
Distributions to partners from net investment income	(8,354,489)	(20,807,063)
Affiliated share transactions
Proceeds from sales of shares	159,854,861	343,776,120
Reinvestment of distributions	8,354,375	20,806,770
Cost of shares redeemed	(136,032,659)	(287,683,935)
Net increase (decrease) in net assets resulting from share transactions	32,176,577	76,898,955
Total increase (decrease) in net assets	280,801,445	59,922,318
Net Assets
Beginning of period	2,532,510,380	2,472,588,062
End of period	$2,813,311,825	$2,532,510,380
Other Affiliated Information
Shares
Sold	575,614	1,256,978
Issued in reinvestment of distributions	29,570	73,961
Redeemed	(497,639)	(1,019,280)
Net increase (decrease)	107,545	311,659

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Information Technology Central Fund

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$260.71	$262.98	$222.50	$191.01	$150.22	$153.23
Income from Investment Operations
Net investment income (loss)A	.94	2.24B	2.33	1.80	1.20	.72
Net realized and unrealized gain (loss)	25.65	(2.37)	39.88	31.33	40.67	(3.04)
Total from investment operations	26.59	(.13)	42.21	33.13	41.87	(2.32)
Distributions to partners from net investment income	(.85)	(2.14)	(1.73)	(1.64)	(1.08)	(.69)
Net asset value, end of period	$286.45	$260.71	$262.98	$222.50	$191.01	$150.22
Total ReturnC,D	10.20%	(.11)%	19.01%	17.45%	27.92%	(1.58)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.68%G	.81%B	.94%	.92%	.68%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$2,813,312	$2,532,510	$2,472,588	$1,985,824	$1,631,977	$1,114,087
Portfolio turnover rateH	130%G	138%	179%I	157%I	195%	188%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	12.6	9.6
WestRock Co.	9.4	8.9
Eastman Chemical Co.	8.9	7.8
Ecolab, Inc.	7.2	7.3
PPG Industries, Inc.	7.1	5.8
Monsanto Co.	6.5	9.0
LyondellBasell Industries NV Class A	6.2	8.2
The Dow Chemical Co.	5.3	0.0
Graphic Packaging Holding Co.	4.8	3.8
Valspar Corp.	4.7	2.1
	72.7

Top Industries (% of fund's net assets)

As of March 31, 2016
Chemicals	74.7%
Containers & Packaging	18.9%
Construction Materials	4.3%
Metals & Mining	1.3%
Energy Equipment & Services	0.1%
All Others*	0.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Chemicals	65.9%
Containers & Packaging	20.7%
Metals & Mining	4.4%
Construction Materials	4.3%
Paper & Forest Products	1.3%
All Others*	3.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Materials Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Building Products - 0.0%
Building Products - 0.0%
GCP Applied Technologies, Inc. (a)	6,871	$137,008
Chemicals - 74.7%
Commodity Chemicals - 8.0%
LyondellBasell Industries NV Class A	275,430	23,571,299
Orion Engineered Carbons SA	338,900	4,785,268
Trinseo SA (a)	61,400	2,260,134
		30,616,701
Diversified Chemicals - 27.5%
E.I. du Pont de Nemours & Co.	762,475	48,279,917
Eastman Chemical Co.	470,489	33,983,420
Olin Corp.	149,800	2,602,026
The Dow Chemical Co.	403,800	20,537,268
		105,402,631
Fertilizers & Agricultural Chemicals - 9.7%
CF Industries Holdings, Inc.	256,490	8,038,397
Monsanto Co.	285,334	25,035,205
Potash Corp. of Saskatchewan, Inc.	240,700	4,097,692
		37,171,294
Specialty Chemicals - 29.5%
Ashland, Inc.	142,400	15,658,304
Ecolab, Inc.	248,348	27,695,769
Frutarom Industries Ltd.	71,600	3,755,128
NewMarket Corp.	15,595	6,179,675
PPG Industries, Inc.	245,700	27,393,093
Symrise AG	2,900	194,695
Valspar Corp.	168,300	18,011,466
W.R. Grace & Co. (a)	202,296	14,399,429
		113,287,559

TOTAL CHEMICALS		286,478,185

Construction Materials - 4.3%
Construction Materials - 4.3%
Eagle Materials, Inc.	233,257	16,353,648
Containers & Packaging - 18.9%
Metal & Glass Containers - 4.3%
Ball Corp.	233,010	16,611,283
Paper Packaging - 14.6%
Graphic Packaging Holding Co.	1,440,176	18,506,262
Sealed Air Corp.	28,100	1,349,081
WestRock Co.	926,808	36,173,316
		56,028,659

TOTAL CONTAINERS & PACKAGING		72,639,942

Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	40,710	183,195
Metals & Mining - 1.3%
Diversified Metals & Mining - 1.3%
Compass Minerals International, Inc.	70,260	4,978,624
TOTAL COMMON STOCKS
(Cost $346,501,911)		380,770,602

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.39% (b)
(Cost $1,011,065)	1,011,065	1,011,065
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $347,512,976)		381,781,667
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,605,699
NET ASSETS - 100%		$383,387,366

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,929
Fidelity Securities Lending Cash Central Fund	8,368
Total	$18,297

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Netherlands	6.2%
Luxembourg	1.8%
Canada	1.1%
Israel	1.0%
Others (Individually Less Than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $346,501,911)	$380,770,602
Fidelity Central Funds (cost $1,011,065)	1,011,065
Total Investments (cost $347,512,976)		$381,781,667
Receivable for investments sold		2,542,001
Receivable for fund shares sold		10,889
Dividends receivable		575,289
Distributions receivable from Fidelity Central Funds		1,536
Total assets		384,911,382
Liabilities
Payable for investments purchased	$1,375,654
Payable for fund shares redeemed	144,749
Other payables and accrued expenses	3,613
Total liabilities		1,524,016
Net Assets		$383,387,366
Net Assets consist of:
Paid in capital		$349,118,675
Net unrealized appreciation (depreciation) on investments		34,268,691
Net Assets, for 1,915,395 shares outstanding		$383,387,366
Net Asset Value, offering price and redemption price per share ($383,387,366 ÷ 1,915,395 shares)		$200.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$4,230,619
Income from Fidelity Central Funds (including $8,368 from security lending)		18,297
Total income		4,248,916
Expenses
Custodian fees and expenses	$8,626
Independent directors' compensation	793
Total expenses before reductions	9,419
Expense reductions	(797)	8,622
Net investment income (loss)		4,240,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,433,597)
Foreign currency transactions	3,958
Total net realized gain (loss)		(8,429,639)
Change in net unrealized appreciation (depreciation) on: Investment securities	30,313,619
Assets and liabilities in foreign currencies	(861)
Total change in net unrealized appreciation (depreciation)		30,312,758
Net gain (loss)		21,883,119
Net increase (decrease) in net assets resulting from operations		$26,123,413

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,240,294	$8,867,140
Net realized gain (loss)	(8,429,639)	700,906
Change in net unrealized appreciation (depreciation)	30,312,758	(82,209,996)
Net increase (decrease) in net assets resulting from operations	26,123,413	(72,641,950)
Distributions to partners from net investment income	(4,043,365)	(8,587,964)
Affiliated share transactions
Proceeds from sales of shares	9,021,400	26,063,021
Reinvestment of distributions	4,043,093	8,587,426
Cost of shares redeemed	(10,399,300)	(77,250,480)
Net increase (decrease) in net assets resulting from share transactions	2,665,193	(42,600,033)
Total increase (decrease) in net assets	24,745,241	(123,829,947)
Net Assets
Beginning of period	358,642,125	482,472,072
End of period	$383,387,366	$358,642,125
Other Affiliated Information
Shares
Sold	45,428	117,099
Issued in reinvestment of distributions	20,336	38,613
Redeemed	(53,176)	(351,037)
Net increase (decrease)	12,588	(195,325)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Materials Central Fund

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$188.48	$229.95	$207.20	$180.29	$134.10	$141.22
Income from Investment Operations
Net investment income (loss)A	2.23	4.34	3.57	3.44B	3.10	2.78
Net realized and unrealized gain (loss)	11.58	(41.59)	22.68	26.85	45.95	(7.38)
Total from investment operations	13.81	(37.25)	26.25	30.29	49.05	(4.60)
Distributions to partners from net investment income	(2.13)	(4.22)	(3.50)	(3.38)	(2.86)	(2.52)
Net asset value, end of period	$200.16	$188.48	$229.95	$207.20	$180.29	$134.10
Total ReturnC,D	7.34%	(16.46)%	12.70%	16.98%	36.80%	(3.61)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	–%H	.01%	–%H	.01%	.01%
Expenses net of fee waivers, if any	–%G,H	–%H	–%H	–%H	.01%	.01%
Expenses net of all reductions	–%G,H	–%H	–%H	–%H	.01%	.01%
Net investment income (loss)	2.27%G	1.95%	1.57%	1.79%B	1.86%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$383,387	$358,642	$482,472	$400,422	$314,540	$215,279
Portfolio turnover rateI	61%G	72%	65%J	64%J	76%	105%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.52 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.52%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	22.4	24.4
Verizon Communications, Inc.	12.7	15.6
American Tower Corp.	6.6	4.0
T-Mobile U.S., Inc.	4.6	4.6
Cogent Communications Group, Inc.	4.6	4.0
Level 3 Communications, Inc.	4.4	4.9
CenturyLink, Inc.	4.1	3.0
SBA Communications Corp. Class A	3.9	4.4
Telephone & Data Systems, Inc.	3.0	2.7
Time Warner Cable, Inc.	2.3	1.2
	68.6

Top Industries (% of fund's net assets)

As of March 31, 2016
Diversified Telecommunication Services	68.8%
Wireless Telecommunication Services	12.3%
Media	8.0%
Real Estate Investment Trusts	7.6%
Communications Equipment	1.0%
All Others*	2.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Diversified Telecommunication Services	70.2%
Wireless Telecommunication Services	16.6%
Real Estate Investment Trusts	5.0%
Media	3.2%
Communications Equipment	2.3%
All Others*	2.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity® Telecom Services Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Communications Equipment - 1.0%
Communications Equipment - 1.0%
NetScout Systems, Inc. (a)	37,600	$863,672
Ruckus Wireless, Inc. (a)	299,500	2,938,095
		3,801,767
Diversified Telecommunication Services - 68.8%
Alternative Carriers - 17.6%
8x8, Inc. (a)	587,517	5,910,421
Cogent Communications Group, Inc.	432,902	16,896,165
Globalstar, Inc. (a)(b)	2,243,600	3,298,092
Iliad SA	6,441	1,657,502
inContact, Inc. (a)	447,646	3,979,573
Iridium Communications, Inc. (a)(b)	358,580	2,822,025
Level 3 Communications, Inc. (a)	305,777	16,160,314
Lumos Networks Corp. (a)	477,806	6,135,029
Vonage Holdings Corp. (a)	582,529	2,662,158
Zayo Group Holdings, Inc. (a)	215,000	5,211,600
		64,732,879
Integrated Telecommunication Services - 51.2%
AT&T, Inc.	2,108,139	82,575,803
Atlantic Tele-Network, Inc.	83,900	6,362,137
CenturyLink, Inc.	469,305	14,998,988
Cincinnati Bell, Inc. (a)	1,412,647	5,466,944
Consolidated Communications Holdings, Inc. (b)	161,100	4,149,936
FairPoint Communications, Inc. (a)(b)	117,000	1,740,960
Frontier Communications Corp. (b)	1,512,553	8,455,171
General Communications, Inc. Class A (a)	131,128	2,402,265
IDT Corp. Class B	79,081	1,232,873
SBA Communications Corp. Class A (a)	144,164	14,440,908
Verizon Communications, Inc.	863,206	46,682,180
Windstream Holdings, Inc. (b)	1,678	12,887
		188,521,052

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		253,253,931

Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	200	11,114
Gogo, Inc. (a)(b)	208,800	2,298,888
Rackspace Hosting, Inc. (a)	23,791	513,648
		2,823,650
Media - 8.0%
Cable & Satellite - 7.1%
Altice NV Class A (a)	215,308	3,836,684
Cablevision Systems Corp. - NY Group Class A	55,000	1,815,000
Charter Communications, Inc. Class A (a)(b)	18,100	3,663,983
Comcast Corp. Class A	88,700	5,417,796
Liberty Global PLC Class C (a)	44,864	1,685,092
Megacable Holdings S.A.B. de CV unit	286,900	1,189,802
Time Warner Cable, Inc.	42,000	8,594,040
		26,202,397
Movies & Entertainment - 0.9%
Twenty-First Century Fox, Inc. Class A	114,500	3,192,260

TOTAL MEDIA		29,394,657

Real Estate Investment Trusts - 7.6%
Specialized REITs - 7.6%
American Tower Corp.	235,698	24,128,404
Communications Sales & Leasing, Inc.	100,600	2,238,350
Crown Castle International Corp.	8,900	769,850
CyrusOne, Inc.	14,900	680,185
		27,816,789
Semiconductors & Semiconductor Equipment - 0.5%
Semiconductors - 0.5%
Skyworks Solutions, Inc.	25,000	1,947,500
Software - 0.5%
Application Software - 0.5%
Synchronoss Technologies, Inc. (a)	61,500	1,988,910
Wireless Telecommunication Services - 12.3%
Wireless Telecommunication Services - 12.3%
Bharti Infratel Ltd.	331,330	1,910,067
Boingo Wireless, Inc. (a)	2,355	18,181
KDDI Corp.	94,000	2,507,993
Leap Wireless International, Inc. rights (a)	300	774
Millicom International Cellular SA (a)	18,500	1,019,905
Shenandoah Telecommunications Co.	126,674	3,388,530
Sprint Corp. (a)(b)	1,382,363	4,810,623
T-Mobile U.S., Inc. (a)	443,475	16,985,093
Telephone & Data Systems, Inc.	358,011	10,772,551
U.S. Cellular Corp. (a)	81,600	3,728,304
		45,142,021
TOTAL COMMON STOCKS
(Cost $279,768,213)		366,169,225

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 0.39% (c)	1,337,440	1,337,440
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	25,914,350	25,914,350
TOTAL MONEY MARKET FUNDS
(Cost $27,251,790)		27,251,790
TOTAL INVESTMENT PORTFOLIO - 106.9%
(Cost $307,020,003)		393,421,015
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(25,274,100)
NET ASSETS - 100%		$368,146,915

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,810
Fidelity Securities Lending Cash Central Fund	93,775
Total	$99,585

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$366,169,225	$363,660,458	$2,507,993	$774
Money Market Funds	27,251,790	27,251,790	--	--
Total Investments in Securities:	$393,421,015	$390,912,248	$2,507,993	$774

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,116,385) — See accompanying schedule: Unaffiliated issuers (cost $279,768,213)	$366,169,225
Fidelity Central Funds (cost $27,251,790)	27,251,790
Total Investments (cost $307,020,003)		$393,421,015
Receivable for investments sold		587,861
Receivable for fund shares sold		10,627
Dividends receivable		201,317
Distributions receivable from Fidelity Central Funds		24,234
Total assets		394,245,054
Liabilities
Payable for investments purchased	$53,402
Payable for fund shares redeemed	125,976
Other payables and accrued expenses	4,411
Collateral on securities loaned, at value	25,914,350
Total liabilities		26,098,139
Net Assets		$368,146,915
Net Assets consist of:
Paid in capital		$281,745,777
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,401,138
Net Assets, for 2,019,704 shares outstanding		$368,146,915
Net Asset Value, offering price and redemption price per share ($368,146,915 ÷ 2,019,704 shares)		$182.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$4,209,851
Income from Fidelity Central Funds (including $93,775 from security lending)		99,585
Total income		4,309,436
Expenses
Custodian fees and expenses	$7,968
Independent directors' compensation	629
Total expenses before reductions	8,597
Expense reductions	(629)	7,968
Net investment income (loss)		4,301,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(929,714)
Foreign currency transactions	3,533
Total net realized gain (loss)		(926,181)
Change in net unrealized appreciation (depreciation) on: Investment securities	52,657,168
Assets and liabilities in foreign currencies	1,950
Total change in net unrealized appreciation (depreciation)		52,659,118
Net gain (loss)		51,732,937
Net increase (decrease) in net assets resulting from operations		$56,034,405

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,301,468	$6,676,492
Net realized gain (loss)	(926,181)	6,534,982
Change in net unrealized appreciation (depreciation)	52,659,118	(21,160,632)
Net increase (decrease) in net assets resulting from operations	56,034,405	(7,949,158)
Distributions to partners from net investment income	(3,581,053)	(6,762,220)
Affiliated share transactions
Proceeds from sales of shares	44,156,390	20,200,500
Reinvestment of distributions	3,580,770	6,761,672
Cost of shares redeemed	(9,140,690)	(21,745,664)
Net increase (decrease) in net assets resulting from share transactions	38,596,470	5,216,508
Total increase (decrease) in net assets	91,049,822	(9,494,870)
Net Assets
Beginning of period	277,097,093	286,591,963
End of period	$368,146,915	$277,097,093
Other Affiliated Information
Shares
Sold	268,263	124,790
Issued in reinvestment of distributions	21,183	40,310
Redeemed	(54,834)	(129,065)
Net increase (decrease)	234,612	36,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Telecom Services Central Fund

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$155.23	$163.86	$155.95	$139.95	$111.29	$116.76
Income from Investment Operations
Net investment income (loss)A	2.33	3.75	7.09B	4.39	3.96	3.02
Net realized and unrealized gain (loss)	26.68	(8.58)	7.91	15.88	28.57	(5.50)
Total from investment operations	29.01	(4.83)	15.00	20.27	32.53	(2.48)
Distributions to partners from net investment income	(1.96)	(3.80)	(7.09)	(4.27)	(3.87)	(2.99)
Net asset value, end of period	$182.28	$155.23	$163.86	$155.95	$139.95	$111.29
Total ReturnC,D	18.79%	(3.10)%	9.75%	14.73%	29.73%	(2.37)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	–%H	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%G	–%H	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%G	–%H	.01%	.01%	.01%	.01%
Net investment income (loss)	2.79%G	2.24%	4.35%B	3.00%	3.20%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$368,147	$277,097	$286,592	$295,959	$253,919	$182,633
Portfolio turnover rateI	39%G	58%	97%J	82%J	59%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $3.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	14.6	16.1
Sempra Energy	11.5	10.7
Exelon Corp.	11.4	13.1
Dominion Resources, Inc.	7.9	9.4
PG&E Corp.	5.0	4.9
Avangrid, Inc.	4.9	0.0
FirstEnergy Corp.	4.7	3.0
PPL Corp.	4.1	5.1
DTE Energy Co.	4.1	3.6
Edison International	4.0	5.0
	72.2

Top Industries (% of fund's net assets)

As of March 31, 2016
Electric Utilities	44.7%
Multi-Utilities	37.9%
Independent Power and Renewable Electricity Producers	8.9%
Media	3.0%
Semiconductors & Semiconductor Equipment	1.9%
All Others*	3.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of September 30, 2015
Electric Utilities	48.5%
Multi-Utilities	34.4%
Independent Power and Renewable Electricity Producers	8.1%
Diversified Telecommunication Services	3.2%
Real Estate Investment Trusts	2.7%
All Others*	3.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Utilities Central Fund

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Diversified Telecommunication Services - 1.4%
Integrated Telecommunication Services - 1.4%
AT&T, Inc.	165,700	$6,490,469
Electric Utilities - 44.7%
Electric Utilities - 44.7%
Edison International	262,383	18,862,714
Exelon Corp.	1,485,500	53,270,030
FirstEnergy Corp.	608,701	21,894,975
ITC Holdings Corp.	244,900	10,670,293
NextEra Energy, Inc.	577,442	68,334,486
OGE Energy Corp.	195,849	5,607,157
PNM Resources, Inc.	208,600	7,033,992
PPL Corp.	513,126	19,534,707
Westar Energy, Inc.	90,200	4,474,822
		209,683,176
Independent Power and Renewable Electricity Producers - 8.9%
Independent Power Producers & Energy Traders - 6.4%
Calpine Corp. (a)	1,163,922	17,656,697
Dynegy, Inc. (a)	364,490	5,237,721
NRG Energy, Inc.	277,612	3,611,732
NRG Yield, Inc. Class C (b)	253,610	3,611,406
		30,117,556
Renewable Electricity - 2.5%
NextEra Energy Partners LP	286,700	7,795,373
Pattern Energy Group, Inc. (b)	190,950	3,641,417
		11,436,790

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		41,554,346

Media - 3.0%
Cable & Satellite - 3.0%
Comcast Corp. Class A	229,100	13,993,428
Multi-Utilities - 37.9%
Multi-Utilities - 37.9%
Avangrid, Inc.	573,000	22,983,030
Black Hills Corp. (b)	139,826	8,407,737
CenterPoint Energy, Inc.	276,249	5,779,129
Dominion Resources, Inc.	489,259	36,753,136
DTE Energy Co.	213,506	19,356,454
NiSource, Inc.	298,573	7,034,380
PG&E Corp.	389,569	23,265,061
Sempra Energy	519,379	54,041,385
		177,620,312
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Storage & Transport - 1.0%
Cheniere Energy Partners LP Holdings LLC	173,972	3,141,934
Cheniere Energy, Inc. (a)	53,300	1,803,139
		4,945,073
Real Estate Investment Trusts - 1.0%
Specialized REITs - 1.0%
Crown Castle International Corp.	56,000	4,844,000
Semiconductors & Semiconductor Equipment - 1.9%
Semiconductors - 1.9%
First Solar, Inc. (a)	128,000	8,764,160
TOTAL COMMON STOCKS
(Cost $391,156,910)		467,894,964

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.39% (c)	1,211,657	1,211,657
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	9,460,200	9,460,200
TOTAL MONEY MARKET FUNDS
(Cost $10,671,857)		10,671,857
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $401,828,767)		478,566,821
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(10,024,721)
NET ASSETS - 100%		$468,542,100

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,957
Fidelity Securities Lending Cash Central Fund	9,574
Total	$15,531

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,191,868) — See accompanying schedule: Unaffiliated issuers (cost $391,156,910)	$467,894,964
Fidelity Central Funds (cost $10,671,857)	10,671,857
Total Investments (cost $401,828,767)		$478,566,821
Receivable for investments sold		4,634,175
Receivable for fund shares sold		13,527
Dividends receivable		1,334,143
Distributions receivable from Fidelity Central Funds		3,409
Other receivables		754
Total assets		484,552,829
Liabilities
Payable to custodian bank	$324,337
Payable for investments purchased	$6,063,313
Payable for fund shares redeemed	160,624
Other payables and accrued expenses	2,255
Collateral on securities loaned, at value	9,460,200
Total liabilities		16,010,729
Net Assets		$468,542,100
Net Assets consist of:
Paid in capital		$391,804,436
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,737,664
Net Assets, for 2,904,318 shares outstanding		$468,542,100
Net Asset Value, offering price and redemption price per share ($468,542,100 ÷ 2,904,318 shares)		$161.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$6,673,528
Income from Fidelity Central Funds (including $9,574 from security lending)		15,531
Total income		6,689,059
Expenses
Custodian fees and expenses	$3,738
Independent directors' compensation	877
Interest	87
Total expenses before reductions	4,702
Expense reductions	(903)	3,799
Net investment income (loss)		6,685,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,823,926)
Total net realized gain (loss)		(8,823,926)
Change in net unrealized appreciation (depreciation) on: Investment securities	58,044,950
Assets and liabilities in foreign currencies	150
Total change in net unrealized appreciation (depreciation)		58,045,100
Net gain (loss)		49,221,174
Net increase (decrease) in net assets resulting from operations		$55,906,434

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,685,260	$13,102,049
Net realized gain (loss)	(8,823,926)	12,001,315
Change in net unrealized appreciation (depreciation)	58,045,100	(44,476,698)
Net increase (decrease) in net assets resulting from operations	55,906,434	(19,373,334)
Distributions to partners from net investment income	(5,895,748)	(12,222,712)
Affiliated share transactions
Proceeds from sales of shares	18,623,494	43,648,115
Reinvestment of distributions	5,895,505	12,222,229
Cost of shares redeemed	(12,245,654)	(100,987,088)
Net increase (decrease) in net assets resulting from share transactions	12,273,345	(45,116,744)
Total increase (decrease) in net assets	62,284,031	(76,712,790)
Net Assets
Beginning of period	406,258,069	482,970,859
End of period	$468,542,100	$406,258,069
Other Affiliated Information
Shares
Sold	127,725	283,326
Issued in reinvestment of distributions	39,354	78,768
Redeemed	(83,084)	(654,852)
Net increase (decrease)	83,995	(292,758)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Utilities Central Fund

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$144.05	$155.14	$130.43	$116.88	$103.95	$97.15
Income from Investment Operations
Net investment income (loss)A	2.34	4.36	4.11	4.04	3.82	3.41
Net realized and unrealized gain (loss)	17.00	(11.35)	24.33	13.29	12.71	6.62
Total from investment operations	19.34	(6.99)	28.44	17.33	16.53	10.03
Distributions to partners from net investment income	(2.06)	(4.10)	(3.73)	(3.78)	(3.60)	(3.23)
Net asset value, end of period	$161.33	$144.05	$155.14	$130.43	$116.88	$103.95
Total ReturnB,C	13.54%	(4.66)%	21.98%	15.04%	16.13%	10.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	–%F,G	–%G	–%G	–%G	–%G	.01%
Expenses net of fee waivers, if any	–%F,G	–%G	–%G	–%G	–%G	.01%
Expenses net of all reductions	–%F,G	–%G	–%G	–%G	–%G	.01%
Net investment income (loss)	3.18%F	2.78%	2.80%	3.23%	3.43%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$468,542	$406,258	$482,971	$398,657	$320,338	$245,600
Portfolio turnover rateH	70%F	110%	121%I	148%I	175%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). All of the Funds are non-diversified, with the exception of Financials and Health Care. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Information Technology that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 48,932,185	Last transaction price	Transaction price	$3.86 - $48.77 / $26.20	Increase
		Market comparable	Discount rate	10.0%	Decrease
			EV/Sales multiple	2.8	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because each Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Consumer Discretionary, Consumer Staples and Information Technology are subject to a tax imposed on capital gains by certain countries in which they invest.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/ (loss) and net realized gain/ (loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Consumer Discretionary	$1,365,893,269	$335,737,373	$(57,103,727)	$278,633,646
Consumer Staples	923,178,756	370,095,691	(14,019,016)	356,076,675
Energy	933,610,045	74,058,468	(125,973,239)	(51,914,771)
Financials	2,179,736,506	265,997,105	(75,740,063)	190,257,042
Health Care	1,696,323,453	311,261,885	(188,931,311)	122,330,574
Industrials	1,135,071,135	240,718,757	(28,259,405)	212,459,352
Information Technology	2,481,255,377	621,064,084	(151,953,700)	469,110,384
Materials	349,640,980	51,605,756	(19,465,069)	32,140,687
Telecom Services	308,513,694	91,925,786	(7,018,465)	84,907,321
Utilities	404,688,328	80,746,373	(6,867,880)	73,878,493

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	265,196,004	268,915,952
Consumer Staples	363,000,148	322,928,314
Energy	499,758,886	457,297,462
Financials	614,645,936	603,428,286
Health Care	785,380,923	679,983,786
Industrials	362,078,213	322,419,427
Information Technology	1,762,967,223	1,745,420,600
Materials	122,875,544	112,153,739
Telecom Services	105,446,040	60,105,439
Utilities	162,410,648	145,791,020

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$4,057
Consumer Staples	3,309
Energy	15,633
Financials	11,598
Health Care	14,981
Industrials	5,546
Information Technology	41,233
Materials	2,047
Telecom Services	3,364
Utilities	4,456

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$3,865,200.65%		$350
Energy	Borrower	6,236,500.34%		118
Information Technology	Borrower	11,396,500.57%		1,089
Utilities	Borrower	5,018,000.62%		87

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Consumer Staples	$3,099	$1,432
Energy	1,576	–
Health Care	7,853	833,100
Information Technology	75,364	9,782,730
Telecom Services	1,363	439,680
Utilities	10	–

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$3,232	$26
Consumer Staples	2,466	57
Energy	1,779	21
Financials	4,989	47
Health Care	3,879	55
Industrials	2,632	31
Information Technology	5,714	87
Materials	793	4
Telecom Services	629	–
Utilities	877	26

8. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Consumer Discretionary	.0017%
Actual		$1,000.00	$1,046.60	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Consumer Staples	.0029%
Actual		$1,000.00	$1,139.90	$.02
Hypothetical-C		$1,000.00	$1,024.99	$.01
Energy	.0028%
Actual		$1,000.00	$1,023.30	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Financials	.0012%
Actual		$1,000.00	$1,004.70	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Health Care	.0030%
Actual		$1,000.00	$967.10	$.01
Hypothetical-C		$1,000.00	$1,024.98	$.02
Industrials	.0016%
Actual		$1,000.00	$1,130.00	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01
Information Technology	.0067%
Actual		$1,000.00	$1,102.00	$.04
Hypothetical-C		$1,000.00	$1,024.97	$.03
Materials	.0046%
Actual		$1,000.00	$1,073.40	$.02
Hypothetical-C		$1,000.00	$1,024.98	$.02
Telecom Services	.0052%
Actual		$1,000.00	$1,187.90	$.03
Hypothetical-C		$1,000.00	$1,024.97	$.03
Utilities	.0018%
Actual		$1,000.00	$1,135.40	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

ESCIP-SANN-0516
1.831586.109

Fidelity® Emerging Markets Equity Central Fund Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2016
Korea (South)	13.0%
Cayman Islands	10.1%
India	8.3%
China	8.2%
Taiwan	7.8%
Brazil	7.3%
Mexico	6.1%
South Africa	5.6%
United States of America*	5.5%
Other	28.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of September 30, 2015
Korea (South)	15.2%
China	11.0%
India	9.7%
Cayman Islands	9.4%
Taiwan	8.8%
Hong Kong	5.7%
Mexico	5.7%
United States of America*	5.6%
South Africa	5.3%
Other	23.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.4	97.3
Short-Term Investments and Net Other Assets (Liabilities)	1.6	2.7

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	3.7
Naspers Ltd. Class N (South Africa, Media)	2.9	1.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.4	3.0
Alibaba Group Holding Ltd. (Cayman Islands, Internet Software & Services)	2.1	0.8
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.9	2.4
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.6	1.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.6	2.3
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	1.4	1.4
Hyundai Mobis (Korea (South), Auto Components)	1.3	1.8
Itau Unibanco Holding SA (Brazil, Banks)	1.2	0.8
	19.9

Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	27.3
Information Technology	19.5	18.8
Consumer Discretionary	10.4	9.2
Consumer Staples	8.0	8.2
Energy	7.0	6.9
Industrials	6.9	6.7
Materials	6.6	6.3
Telecommunication Services	5.8	5.9
Utilities	3.2	2.8
Health Care	2.4	2.8

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value
Argentina - 0.4%
Telecom Argentina SA Class B sponsored ADR (a)	35,500	$635,095
YPF SA Class D sponsored ADR	48,000	858,240

TOTAL ARGENTINA		1,493,335

Austria - 0.4%
Erste Group Bank AG	57,916	1,627,795
Bermuda - 1.6%
AGTech Holdings Ltd. (b)	888,000	218,642
Aquarius Platinum Ltd. (Australia) (b)	954,585	182,934
China Resource Gas Group Ltd.	224,000	639,600
Credicorp Ltd. (United States)	10,827	1,418,445
GP Investments Ltd. Class A (depositary receipt) (b)	88,607	178,661
PAX Global Technology Ltd.	985,000	985,336
Shangri-La Asia Ltd.	1,860,000	2,121,988

TOTAL BERMUDA		5,745,606

Brazil - 3.5%
B2W Companhia Global do Varejo (b)	238,060	946,771
BB Seguridade Participacoes SA	305,600	2,524,250
BR Properties SA	54,100	132,404
CCR SA	272,600	1,063,668
Cielo SA	155,720	1,514,477
Companhia de Saneamento de Minas Gerais	125,230	651,287
Cosan SA Industria e Comercio	92,145	804,425
Direcional Engenharia SA	400,700	668,641
Fibria Celulose SA	72,600	612,597
FPC Par Corretora de Seguros	282,811	959,575
Minerva SA (b)	381,700	1,187,886
Smiles SA	161,100	1,703,005

TOTAL BRAZIL		12,768,986

British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	43,044	934,055
Canada - 0.7%
Goldcorp, Inc.	43,300	702,469
Pan American Silver Corp.	132,600	1,441,362
Torex Gold Resources, Inc. (b)	334,800	469,171

TOTAL CANADA		2,613,002

Cayman Islands - 9.7%
51job, Inc. sponsored ADR (a)(b)	27,100	840,642
58.com, Inc. ADR (b)	61,200	3,405,780
AAC Technology Holdings, Inc.	94,000	718,570
Alibaba Group Holding Ltd. sponsored ADR (b)	97,400	7,697,522
Autohome, Inc. ADR Class A (b)	4,700	131,318
Bitauto Holdings Ltd. ADR (b)	45,600	1,130,424
China State Construction International Holdings Ltd.	750,000	1,117,650
CK Hutchison Holdings Ltd.	58,700	761,999
Ctrip.com International Ltd. ADR (b)	10,300	455,878
ENN Energy Holdings Ltd.	202,000	1,107,994
Haitian International Holdings Ltd.	302,000	517,780
Himax Technologies, Inc. sponsored ADR	22,600	254,024
JD.com, Inc. sponsored ADR (b)	108,000	2,862,000
Sino Biopharmaceutical Ltd.	1,835,000	1,376,720
SouFun Holdings Ltd. ADR	126,100	755,339
Sunny Optical Technology Group Co. Ltd.	214,000	601,391
Tencent Holdings Ltd.	435,500	8,903,522
Uni-President China Holdings Ltd.	2,950,400	2,354,280
Vipshop Holdings Ltd. ADR (b)	59,100	761,208

TOTAL CAYMAN ISLANDS		35,754,041

Chile - 1.8%
Compania Cervecerias Unidas SA sponsored ADR	75,300	1,690,485
CorpBanca SA	75,364,040	685,690
Empresas CMPC SA	273,901	641,106
Enersis SA	3,080,014	853,107
Inversiones La Construccion SA	77,828	882,957
Vina Concha y Toro SA	1,025,036	1,781,075

TOTAL CHILE		6,534,420

China - 8.2%
Anhui Conch Cement Co. Ltd. (H Shares)	581,500	1,559,192
BBMG Corp. (H Shares)	1,338,500	1,033,551
China Life Insurance Co. Ltd. (H Shares)	1,214,100	2,983,347
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,172,750	867,769
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,105,900	4,134,286
China Petroleum & Chemical Corp. (H Shares)	1,648,000	1,070,544
China Suntien Green Energy Corp. Ltd. (H Shares)	2,865,250	317,649
China Telecom Corp. Ltd. (H Shares)	2,571,930	1,359,345
Industrial & Commercial Bank of China Ltd. (H Shares)	12,665,000	7,094,603
Inner Mongoli Yili Industries Co. Ltd.	500,366	1,130,459
Kweichow Moutai Co. Ltd.	57,526	2,208,984
Maanshan Iron & Steel Ltd. (H Shares) (a)(b)	2,366,000	439,202
PetroChina Co. Ltd. (H Shares)	1,226,000	811,433
PICC Property & Casualty Co. Ltd. (H Shares)	712,000	1,305,167
Qingdao Haier Co. Ltd.	1,399,700	1,838,341
Shanghai International Airport Co. Ltd.	54,200	252,889
Zhengzhou Yutong Bus Co. Ltd.	336,214	1,010,362
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	179,000	1,045,293

TOTAL CHINA		30,462,416

Colombia - 0.3%
Bancolombia SA sponsored ADR	36,940	1,262,609
Egypt - 0.1%
Citadel Capital Corp. (b)	1,646,800	307,849
Global Telecom Holding GDR (b)	120,000	195,000

TOTAL EGYPT		502,849

Greece - 0.4%
Titan Cement Co. SA (Reg.)	72,100	1,549,785
Hong Kong - 5.1%
AIA Group Ltd.	165,000	934,823
China Mobile Ltd.	129,760	1,437,088
China Mobile Ltd. sponsored ADR	81,167	4,500,710
China Resources Beer Holdings Co. Ltd.	1,082,000	2,014,100
China Resources Power Holdings Co. Ltd.	547,203	1,022,829
CNOOC Ltd.	3,212,000	3,748,551
CNOOC Ltd. sponsored ADR	500	58,530
Far East Horizon Ltd.	3,509,320	2,705,271
Sinotruk Hong Kong Ltd.	399,500	187,458
Techtronic Industries Co. Ltd.	572,500	2,262,000

TOTAL HONG KONG		18,871,360

India - 8.3%
Adani Ports & Special Economic Zone	312,566	1,168,555
Axis Bank Ltd. (b)	143,643	962,932
Bharti Infratel Ltd.	295,354	1,702,671
Coal India Ltd.	412,636	1,818,264
Edelweiss Financial Services Ltd.	585,128	497,652
Eicher Motors Ltd. (b)	3,576	1,035,240
Grasim Industries Ltd.	37,410	2,255,850
Housing Development Finance Corp. Ltd.	21,368	356,569
ITC Ltd.	436,336	2,161,758
JK Cement Ltd.	103,707	1,057,340
Just Dial Ltd.	46,871	542,177
Larsen & Toubro Ltd. (b)	62,555	1,148,754
LIC Housing Finance Ltd. (b)	148,233	1,103,330
Lupin Ltd.	104,344	2,329,649
Oil & Natural Gas Corp. Ltd.	282,578	913,138
Petronet LNG Ltd.	209,168	791,621
Phoenix Mills Ltd.	193,949	879,072
Power Grid Corp. of India Ltd.	1,129,072	2,370,446
SREI Infrastructure Finance Ltd. (b)	434,995	362,742
State Bank of India (b)	435,730	1,277,497
Sun Pharmaceutical Industries Ltd.	229,377	2,838,867
Tata Consultancy Services Ltd.	79,111	3,009,334

TOTAL INDIA		30,583,458

Indonesia - 0.9%
Link Net Tbk PT (b)	559,300	173,147
PT Bank Mandiri (Persero) Tbk	1,541,050	1,197,045
PT Bank Rakyat Indonesia Tbk	1,661,300	1,431,399
PT Kalbe Farma Tbk	4,108,100	447,678

TOTAL INDONESIA		3,249,269

Israel - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	976,427	2,203,053
Japan - 0.0%
Rakuten, Inc.	7,100	68,480
Korea (South) - 11.4%
AMOREPACIFIC Group, Inc.	14,104	1,804,258
Daou Technology, Inc.	25,565	483,306
E-Mart Co. Ltd.	9,178	1,406,513
EO Technics Co. Ltd.	389	40,626
Fila Korea Ltd.	7,096	589,888
Hanon Systems	105,085	844,204
Hyundai Glovis Co. Ltd.	15,190	2,500,275
Hyundai Industrial Development & Construction Co.	22,135	888,145
Hyundai Mobis	22,928	4,985,218
InterPark INT Corp.	33,392	586,080
Kakao Corp.	6,175	534,893
KB Financial Group, Inc.	69,663	1,931,646
KEPCO Plant Service & Engineering Co. Ltd.	9,921	555,306
Korea Electric Power Corp.	26,677	1,395,534
Korean Reinsurance Co.	170,157	2,072,730
KT Corp. (b)	21,387	554,832
KT Corp. sponsored ADR (b)	24,622	330,427
LG Chemical Ltd.	8,472	2,422,791
NAVER Corp.	1,315	731,449
NCSOFT Corp.	6,048	1,338,778
Samsung Electronics Co. Ltd.	5,151	5,901,250
Samsung Fire & Marine Insurance Co. Ltd.	3,599	927,091
Samsung SDI Co. Ltd.	10,849	937,872
Shinhan Financial Group Co. Ltd.	115,776	4,069,602
SK Hynix, Inc.	136,833	3,363,473
SK Telecom Co. Ltd. sponsored ADR	39,244	791,551

TOTAL KOREA (SOUTH)		41,987,738

Malaysia - 0.4%
Tenaga Nasional Bhd	405,574	1,448,182
Mauritius - 0.1%
MakeMyTrip Ltd. (a)(b)	18,300	331,047
Mexico - 6.1%
America Movil S.A.B. de CV Series L sponsored ADR (a)	187,598	2,913,397
Banregio Grupo Financiero S.A.B. de CV	110,718	645,513
CEMEX S.A.B. de CV sponsored ADR (a)	104,400	760,032
El Puerto de Liverpool S.A.B. de CV Class C	115,923	1,370,506
Fibra Uno Administracion SA de CV	956,100	2,222,414
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	148,096	1,321,255
Grupo Comercial Chedraui S.A.B. de CV	312,400	994,131
Grupo Financiero Banorte S.A.B. de CV Series O	930,229	5,245,785
Infraestructura Energetica Nova S.A.B. de CV	107,900	441,102
Macquarie Mexican (REIT)	2,102,800	2,834,623
Promotora y Operadora de Infraestructura S.A.B. de CV	65,600	872,229
Tenedora Nemak SA de CV	573,400	823,071
Wal-Mart de Mexico SA de CV Series V	937,300	2,224,285

TOTAL MEXICO		22,668,343

Netherlands - 0.7%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (b)(c)	138,400	661,419
Yandex NV (b)	135,610	2,077,545

TOTAL NETHERLANDS		2,738,964

Nigeria - 0.3%
Guaranty Trust Bank PLC GDR (Reg. S)	96,974	306,438
Transnational Corp. of Nigeria PLC	28,683,952	152,774
Zenith Bank PLC	14,719,413	795,064

TOTAL NIGERIA		1,254,276

Pakistan - 0.3%
Habib Bank Ltd.	688,600	1,127,876
Panama - 0.4%
Copa Holdings SA Class A	18,900	1,280,475
Philippines - 1.6%
Alliance Global Group, Inc.	4,782,600	1,717,925
Metro Pacific Investments Corp.	4,236,944	541,436
Metropolitan Bank & Trust Co.	999,418	1,793,883
Robinsons Land Corp.	3,106,950	1,887,099

TOTAL PHILIPPINES		5,940,343

Romania - 0.2%
Banca Transilvania SA	949,673	650,527
Russia - 4.5%
E.ON Russia JSC (b)	10,488,800	413,557
Lukoil PJSC sponsored ADR	97,100	3,730,097
Magnit OJSC GDR (Reg. S)	39,300	1,570,035
MMC Norilsk Nickel PJSC sponsored ADR	139,700	1,803,527
Mobile TeleSystems OJSC (b)	254,770	909,586
Mobile TeleSystems OJSC sponsored ADR	15,240	123,292
NOVATEK OAO GDR (Reg. S)	23,900	2,147,415
Rosneft Oil Co. OJSC (b)	541,500	2,459,862
Sberbank of Russia (b)	398,300	650,796
Sberbank of Russia sponsored ADR	315,992	2,199,304
Sistema JSFC (b)	1,586,200	413,165
Sistema JSFC sponsored GDR	22,681	146,519

TOTAL RUSSIA		16,567,155

Singapore - 0.8%
Ascendas Real Estate Investment Trust	1,108,800	1,966,118
CapitaMall Trust	490,100	759,958
First Resources Ltd.	266,300	399,099

TOTAL SINGAPORE		3,125,175

South Africa - 5.6%
Alexander Forbes Group Holdings Ltd.	667,979	303,138
Aspen Pharmacare Holdings Ltd.	52,800	1,145,068
Barclays Africa Group Ltd.	245,214	2,484,569
Bidvest Group Ltd.	72,262	1,825,669
Imperial Holdings Ltd. (d)	47,100	479,813
JSE Ltd.	59,800	603,519
Life Healthcare Group Holdings Ltd.	396,200	957,508
Naspers Ltd. Class N	75,774	10,577,950
Nedbank Group Ltd. (d)	52,650	692,728
Sasol Ltd.	32,300	958,485
Telkom SA Ltd.	183,997	717,481

TOTAL SOUTH AFRICA		20,745,928

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA	184,520	1,218,435
Taiwan - 7.8%
Advanced Semiconductor Engineering, Inc.	816,000	944,135
Advantech Co. Ltd.	222,000	1,629,516
Catcher Technology Co. Ltd.	146,000	1,196,276
E.SUN Financial Holdings Co. Ltd.	2,415,181	1,349,263
Hermes Microvision, Inc.	13,000	371,198
Hon Hai Precision Industry Co. Ltd. (Foxconn)	249,521	656,716
HTC Corp.	112,000	320,497
Inotera Memories, Inc. (b)	597,000	540,116
King's Town Bank	762,000	523,845
Kingpak Technology, Inc. (b)	43,000	531,161
Largan Precision Co. Ltd.	14,000	1,084,109
MediaTek, Inc.	39,000	298,976
Siliconware Precision Industries Co. Ltd.	233,000	375,899
Taiwan Cement Corp.	2,099,000	2,052,095
Taiwan Fertilizer Co. Ltd.	472,000	712,688
Taiwan Semiconductor Manufacturing Co. Ltd.	2,628,869	13,097,707
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,780	46,636
Unified-President Enterprises Corp.	568,141	996,275
Universal Cement Corp.	271,095	188,050
Vanguard International Semiconductor Corp.	326,000	508,932
Wistron NeWeb Corp.	153,000	409,330
Yuanta Financial Holding Co. Ltd.	2,667,448	952,069

TOTAL TAIWAN		28,785,489

Thailand - 3.0%
Advanced Info Service PCL (For. Reg.)	182,320	942,811
Airports of Thailand PCL (For. Reg.)	125,800	1,436,897
Intouch Holdings PCL:
(For. Reg.)	70,340	126,910
NVDR	338,400	612,956
Jasmine Broadband Internet Infrastructure Fund	2,009,700	471,090
Kasikornbank PCL (For. Reg.)	571,500	2,841,668
PTT Global Chemical PCL (For. Reg.)	403,400	693,442
PTT PCL (For. Reg.)	207,600	1,651,598
Star Petroleum Refining PCL	2,046,800	633,900
Thai Union Frozen Products PCL (For. Reg.)	3,018,300	1,792,370

TOTAL THAILAND		11,203,642

Turkey - 1.4%
Aselsan A/S	129,000	837,781
Enka Insaat ve Sanayi A/S	411,000	711,789
Tupras Turkiye Petrol Rafinelleri A/S	63,358	1,784,178
Turkiye Garanti Bankasi A/S	578,900	1,693,693

TOTAL TURKEY		5,027,441

United Arab Emirates - 1.0%
DP World Ltd.	53,836	1,011,578
Emaar Properties PJSC	766,041	1,255,531
First Gulf Bank PJSC	433,239	1,385,940

TOTAL UNITED ARAB EMIRATES		3,653,049

United Kingdom - 0.5%
Fresnillo PLC	79,200	1,083,478
HSBC Holdings PLC (Hong Kong)	131,860	820,150

TOTAL UNITED KINGDOM		1,903,628

United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (b)	20,108	1,260,772
First Cash Financial Services, Inc.	20,850	960,351
Micron Technology, Inc. (b)	71,700	750,699

TOTAL UNITED STATES OF AMERICA		2,971,822

TOTAL COMMON STOCKS
(Cost $309,635,729)		330,854,054

Nonconvertible Preferred Stocks - 5.8%
Brazil - 3.8%
Ambev SA sponsored ADR	712,600	3,691,268
Banco do Estado Rio Grande do Sul SA	276,560	615,321
Companhia Paranaense de Energia-Copel:
(PN-B)	4,460	35,537
(PN-B) sponsored ADR (a)	82,367	652,347
Itau Unibanco Holding SA sponsored ADR	496,139	4,261,834
Metalurgica Gerdau SA (PN)	1,142,800	772,323
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (b)	339,700	1,538,841
Telefonica Brasil SA	64,060	805,995
Vale SA (PN-A) sponsored ADR	522,200	1,629,264

TOTAL BRAZIL		14,002,730

Cayman Islands - 0.4%
China Internet Plus Holdings Ltd. Series A-11 (e)	331,980	1,281,675
Korea (South) - 1.6%
Hyundai Motor Co. Series 2	28,158	2,606,312
Samsung Electronics Co. Ltd.	2,480	2,397,276
Samsung Fire & Marine Insurance Co. Ltd.	5,809	978,988

TOTAL KOREA (SOUTH)		5,982,576

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,597,373)		21,266,981
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.34% 4/28/16 to 5/5/16 (f) (Cost $1,029,683)	1,030,000	1,029,907
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.39% (g)	16,884,979	16,884,979
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	1,777,050	1,777,050
TOTAL MONEY MARKET FUNDS
(Cost $18,662,029)		18,662,029
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $349,924,814)		371,812,971
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,053,018)
NET ASSETS - 100%		$369,759,953

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
273 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	$11,382,735	$483,404

The face value of futures purchased as a percentage of Net Assets is 3.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,859,339.

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $661,419 or 0.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,281,675 or 0.4% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $602,943.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,494
Fidelity Securities Lending Cash Central Fund	6,561
Total	$38,055

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$38,164,076	$36,882,401	$--	$1,281,675
Consumer Staples	29,407,261	29,407,261	--	--
Energy	26,096,771	19,507,758	6,589,013	--
Financials	93,907,424	72,783,733	21,123,691	--
Health Care	9,095,490	9,095,490	--	--
Industrials	25,109,614	25,109,614	--	--
Information Technology	72,631,054	49,309,791	23,321,263	--
Materials	24,062,249	21,806,399	2,255,850	--
Telecommunication Services	21,595,031	18,693,525	2,901,506	--
Utilities	12,052,065	10,656,531	1,395,534	--
Government Obligations	1,029,907	--	1,029,907	--
Money Market Funds	18,662,029	18,662,029	--	--
Total Investments in Securities:	$371,812,971	$311,914,532	$58,616,764	$1,281,675
Derivative Instruments:
Assets
Futures Contracts	$483,404	$483,404	$--	$--
Total Assets	$483,404	$483,404	$--	$--
Total Derivative Instruments:	$483,404	$483,404	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$485,007
Level 2 to Level 1	$59,053,123

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$483,404	$0
Total Equity Risk	483,404	0
Total Value of Derivatives	$483,404	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,719,313) — See accompanying schedule: Unaffiliated issuers (cost $331,262,785)	$353,150,942
Fidelity Central Funds (cost $18,662,029)	18,662,029
Total Investments (cost $349,924,814)		$371,812,971
Foreign currency held at value (cost $745,213)		745,520
Receivable for investments sold		1,835,106
Receivable for fund shares sold		27,219
Dividends receivable		1,333,770
Distributions receivable from Fidelity Central Funds		7,621
Other receivables		160,797
Total assets		375,923,004
Liabilities
Payable to custodian bank	$554,463
Payable for investments purchased
Regular delivery	3,249,367
Delayed delivery	165,124
Payable for fund shares redeemed	310,671
Payable for daily variation margin for derivative instruments	9,555
Other payables and accrued expenses	96,821
Collateral on securities loaned, at value	1,777,050
Total liabilities		6,163,051
Net Assets		$369,759,953
Net Assets consist of:
Paid in capital		$347,447,384
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,312,569
Net Assets, for 2,042,101 shares outstanding		$369,759,953
Net Asset Value, offering price and redemption price per share ($369,759,953 ÷ 2,042,101 shares)		$181.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$3,044,077
Interest		655
Income from Fidelity Central Funds		38,055
Income before foreign taxes withheld		3,082,787
Less foreign taxes withheld		(288,707)
Total income		2,794,080
Expenses
Custodian fees and expenses	$173,615
Independent directors' compensation	633
Total expenses before reductions	174,248
Expense reductions	(800)	173,448
Net investment income (loss)		2,620,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $186,796)	(8,885,867)
Foreign currency transactions	(195,529)
Futures contracts	(646,022)
Total net realized gain (loss)		(9,727,418)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $104,295)	18,569,224
Assets and liabilities in foreign currencies	26,333
Futures contracts	522,783
Total change in net unrealized appreciation (depreciation)		19,118,340
Net gain (loss)		9,390,922
Net increase (decrease) in net assets resulting from operations		$12,011,554

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,620,632	$3,879,404
Net realized gain (loss)	(9,727,418)	(15,063,989)
Change in net unrealized appreciation (depreciation)	19,118,340	(27,879,217)
Net increase (decrease) in net assets resulting from operations	12,011,554	(39,063,802)
Distributions to partners from net investment income	(1,797,217)	(3,068,108)
Affiliated share transactions
Proceeds from sales of shares	141,455,229	145,190,939
Reinvestment of distributions	1,788,402	3,067,760
Cost of shares redeemed	(20,754,225)	(326,506,176)
Net increase (decrease) in net assets resulting from share transactions	122,489,406	(178,247,477)
Total increase (decrease) in net assets	132,703,743	(220,379,387)
Net Assets
Beginning of period	237,056,210	457,435,597
End of period	$369,759,953	$237,056,210
Other Affiliated Information
Shares
Sold	783,177	829,686
Issued in reinvestment of distributions	9,910	15,727
Redeemed	(121,674)	(1,629,920)
Net increase (decrease)	671,413	(784,507)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$172.95	$212.25	$198.65	$195.55	$166.54	$204.65
Income from Investment Operations
Net investment income (loss)A	1.34	3.47	4.39	4.54	4.14	3.61
Net realized and unrealized gain (loss)	7.69	(39.58)	12.94	3.55	28.97	(38.40)
Total from investment operations	9.03	(36.11)	17.33	8.09	33.11	(34.79)
Distributions to partners from net investment income	(.91)	(3.19)	(3.73)	(4.99)	(4.10)	(3.32)
Net asset value, end of period	$181.07	$172.95	$212.25	$198.65	$195.55	$166.54
Total ReturnB,C	5.22%	(17.12)%	8.72%	4.21%	20.04%	(17.34)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.10%F	.15%	.15%	.13%	.16%	.12%
Expenses net of fee waivers, if any	.10%F	.15%	.15%	.13%	.16%	.12%
Expenses net of all reductions	.10%F	.15%	.15%	.13%	.16%	.12%
Net investment income (loss)	1.55%F	1.71%	2.07%	2.24%	2.19%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$369,760	$237,056	$457,436	$207,267	$221,512	$250,684
Portfolio turnover rateG	55%F	141%	84%	183%	103%	126%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$40,689,969
Gross unrealized depreciation	(20,775,187)
Net unrealized appreciation (depreciation) on securities	$ 19,914,782
Tax cost	$351,898,189

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(646,022) and a change in net unrealized appreciation (depreciation) of $522,783 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $202,403,307 and $84,616,607, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,003 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,561. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $633.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $167.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Actual	.1028%	$1,000.00	$1,052.20	$.53
Hypothetical-C		$1,000.00	$1,024.49	$.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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EMQ-SANN-0516
1.876936.107

Fidelity® Floating Rate Central Fund Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	2.4	2.0
Altice Financing SA	1.7	1.5
Laureate Education, Inc.	1.4	1.3
Caesars Growth Properties Holdings, LLC	1.4	1.3
Valeant Pharmaceuticals International, Inc.	1.4	0.4
	8.3

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	11.2	9.5
Healthcare	8.3	9.2
Telecommunications	7.1	6.7
Gaming	6.8	6.6
Services	6.8	6.3

Quality Diversification (% of fund's net assets)

As of March 31, 2016
BBB	1.8%
BB	32.2%
B	51.0%
CCC,CC,C	6.5%
D	0.5%
Not Rated	2.6%
Equities	0.4%
Short-Term Investments and Net Other Assets	5.0%

As of September 30, 2015
BBB	0.8%
BB	31.3%
B	53.9%
CCC,CC,C	6.5%
Not Rated	3.4%
Equities	0.4%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016*
Bank Loan Obligations	93.4%
Nonconvertible Bonds	1.2%
Common Stocks	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 9.9%

As of September 30, 2015*
Bank Loan Obligations	94.6%
Nonconvertible Bonds	1.3%
Common Stocks	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 10.0%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 93.4%(a)
	Principal Amount	Value
Aerospace - 0.9%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$2,371,074	$2,338,472
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (b)	4,706,220	4,638,969
Tranche D, term loan 3.75% 6/4/21 (b)	5,821,905	5,732,480

TOTAL AEROSPACE		12,709,921

Automotive & Auto Parts - 0.9%
Chrysler Group LLC term loan 3.25% 12/31/18 (b)	836,478	834,914
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	2,457,055	2,218,377
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	7,622,634	5,602,636
Tranche 2LN, term loan 10% 11/27/21 (b)	2,641,000	1,868,508
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	899,448	847,172
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	1,510,430	1,497,213

TOTAL AUTOMOTIVE & AUTO PARTS		12,868,820

Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 7.1829% 1/30/19 (b)	9,995,000	6,921,538
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	2,463,813	2,445,334
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	4,237,499	4,191,141

TOTAL BROADCASTING		13,558,013

Building Materials - 1.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	1,685,354	1,682,826
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	1,500,000	1,500,000
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	3,071,674	2,894,100
Tranche 2LN, term loan 7.75% 4/1/22 (b)	1,510,000	1,325,025
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	1,990,000	1,982,538
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,985,000	2,845,690
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (b)	3,977,188	3,967,245
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (b)	1,984,914	1,923,719
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (b)	1,334,695	1,303,556

TOTAL BUILDING MATERIALS		19,424,699

Cable/Satellite TV - 3.9%
Altice SA Tranche B, term loan 4.25% 12/14/22 (b)	2,889,726	2,873,023
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	2,457,289	2,444,609
Tranche F, term loan 3% 1/3/21 (b)	3,873,178	3,854,509
Tranche H, term loan 3.25% 8/24/21 (b)	2,000,000	1,993,060
Tranche I, term loan 3.5% 1/24/23 (b)	10,325,000	10,327,891
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	3,000,000	2,999,520
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (b)	2,685,000	2,557,463
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	6,778,851	6,722,112
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	1,995,000	1,968,826
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	5,864,571	5,815,484
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	2,000,000	1,981,880
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (b)	1,525,000	1,511,107
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (b)	1,679,936	1,664,615
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	1,980,000	1,956,319
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	1,022,438	1,024,738
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (b)	2,306,872	2,282,835
Tranche B 2LN, term loan 3.5081% 1/15/22 (b)	1,485,979	1,470,495
Tranche B 3LN, term loan 3.6013% 1/15/22 (b)	2,444,149	2,418,681

TOTAL CABLE/SATELLITE TV		55,867,167

Capital Goods - 0.6%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (b)	450,145	405,131
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	4,889,610	4,868,242
SRAM LLC. Tranche B, term loan 4.0124% 4/10/20 (b)	4,765,248	3,943,243

TOTAL CAPITAL GOODS		9,216,616

Chemicals - 2.9%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	2,977,500	2,903,063
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (b)	1,247,952	935,964
Tranche B 1LN, term loan 4.5% 12/2/19 (b)	698,953	665,753
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (b)	3,636,963	3,527,854
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (b)	1,871,000	1,730,675
Tranche B 1LN, term loan 6% 12/5/21 (b)	5,780,109	5,758,433
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	2,000,000	1,883,500
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	1,445,000	1,393,067
Tranche B 2LN, term loan 5.5% 6/7/20 (b)	2,191,609	2,113,544
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	4,975,000	4,800,278
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	3,473,750	3,363,042
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	355,000	334,882
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	3,381,628	3,390,082
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	2,442,398	2,326,384
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	2,863,363	2,844,579
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	1,816,885	1,676,985
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	479,743	476,347
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	2,014,875	1,983,403

TOTAL CHEMICALS		42,107,835

Consumer Products - 0.9%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	2,432,810	1,757,705
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	4,371,643	4,355,249
Revlon Consumer Products Corp. term loan 4% 8/19/19 (b)	4,286,642	4,292,001
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	2,494,718	2,455,750

TOTAL CONSUMER PRODUCTS		12,860,705

Containers - 3.5%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 7/1/22 (b)	3,741,935	3,724,797
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	3,355,880	3,350,275
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	1,871,000	1,683,900
Tranche B 1LN, term loan 4.5316% 10/1/21 (b)	8,238,283	8,149,063
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	5,884,667	5,860,598
Tranche F, term loan 4% 10/1/22 (b)	6,482,500	6,479,259
BWAY Holding Co. Tranche B, term loan 5.5038% 8/14/20 (b)	3,594,981	3,470,954
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (b)	1,248,000	1,216,800
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	5,128,644	4,713,224
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	1,731,300	1,731,300
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	210,000	200,550
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	10,090,995	10,090,995

TOTAL CONTAINERS		50,671,715

Diversified Financial Services - 2.3%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	3,447,675	3,438,194
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	4,019,925	3,989,776
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	3,682,000	3,685,682
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	915,197	704,702
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	3,740,807	3,708,075
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	3,000,000	2,998,740
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	1,509,687	1,487,041
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	2,495,000	2,120,750
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	2,852,190	2,631,145
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (b)	2,402,776	2,345,710
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	5,939,394	5,877,030

TOTAL DIVERSIFIED FINANCIAL SERVICES		32,986,845

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (b)	3,048,023	3,017,542
WMG Acquisition Corp. term loan 3.75% 7/1/20 (b)	2,435,710	2,398,152

TOTAL DIVERSIFIED MEDIA		5,415,694

Energy - 4.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	2,415,514	2,403,436
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (b)	2,063,550	2,057,111
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	3,811,871	3,545,040
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	3,118,000	1,821,442
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	2,737,201	2,734,628
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (b)	384,292	369,562
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	1,436,782	1,420,618
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	9,501,090	4,623,896
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	6,769,252	3,084,274
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	5,946,932	4,935,953
Tranche C, term loan 5.25% 3/14/21 (b)	436,417	362,226
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	3,192,529	2,861,751
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	2,104,190	1,383,505
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	745,615	743,751
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	4,504,858	3,025,778
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (b)	3,331,783	1,499,302
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (b)	1,970,000	1,526,750
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	780,353	702,318
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	2,257,525	702,248
Panda Sherman Power, LLC term loan 9% 9/14/18 (b)	6,193,372	5,264,366
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	1,685,775	1,407,622
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	2,045,008	1,860,958
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	1,833,991	806,956
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	2,436,465	2,192,819
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	4,668,658	3,734,926
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (b)	4,313,887	3,882,498
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (b)	1,377,781	1,336,448

TOTAL ENERGY		60,290,182

Entertainment/Film - 0.5%
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (b)	1,496,250	1,498,584
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	2,044,725	1,937,377
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	760,000	666,900
Regal Cinemas Corp. Tranche B, term loan 3.803% 4/1/22 (b)	1,766,650	1,769,689
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (b)	1,225,410	1,223,118

TOTAL ENTERTAINMENT/FILM		7,095,668

Environmental - 1.0%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	4,912,357	4,867,311
Metal Services LLC Tranche B, term loan 6% 6/30/17 (b)	1,829,604	1,735,836
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	930,000	889,313
Tranche B 1LN, term loan 4% 12/18/20 (b)	5,503,533	5,409,973
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	915,295	894,701

TOTAL ENVIRONMENTAL		13,797,134

Food & Drug Retail - 4.4%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (b)	4,188,678	4,186,332
Tranche B 3LN, term loan 5.125% 8/25/19 (b)	2,712,250	2,708,860
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	24,390,630	24,402,817
Tranche B 5LN, term loan 5.5% 12/21/22 (b)	2,992,500	2,994,116
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	3,485,285	3,485,285
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (b)	1,871,000	1,730,675
Tranche B 1LN, term loan 4.75% 10/21/21 (b)	4,241,939	4,141,193
Performance Food Group, Inc. Tranche 2LN, term loan 7.2148% 11/14/19 (b)	4,208,282	4,208,282
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	3,000,000	2,995,410
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	6,314,833	6,310,918
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (b)	3,941,971	3,904,523
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	1,849,592	1,806,126

TOTAL FOOD & DRUG RETAIL		62,874,537

Food/Beverage/Tobacco - 1.9%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (b)	2,454,000	2,433,558
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (b)	1,706,960	1,708,667
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (b)	2,208,000	2,141,760
Tranche B 1LN, term loan 5.5% 11/13/21 (b)	6,109,158	6,078,612
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	2,432,810	2,335,498
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	2,366,667	2,362,714
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (b)	1,241,888	1,245,700
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	800,962	801,819
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	4,827,000	4,440,840
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	3,603,358	3,549,308

TOTAL FOOD/BEVERAGE/TOBACCO		27,098,476

Gaming - 6.8%
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (b)	2,621,568	2,618,291
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	5,896,479	5,906,327
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	11,556,028	10,643,102
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	23,790,939	19,345,126
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (b)	3,823,380	3,808,086
CityCenter Holdings LLC Tranche B, term loan 4.2983% 10/16/20 (b)	1,713,357	1,710,496
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	3,240,513	3,230,402
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	5,941,634	5,908,242
5.5% 11/21/19 (b)	2,546,816	2,532,503
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	7,853,963	7,873,598
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (b)	3,163,443	3,154,395
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	8,851,627	8,547,396
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	16,119,438	15,562,834
Tranche B, term loan 6% 10/18/20 (b)	843,307	815,376
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	3,724,541	3,712,138
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,403,107	1,394,338
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	796,658	777,985

TOTAL GAMING		97,540,635

Healthcare - 8.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	2,261,468	2,245,208
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	2,361,525	2,320,199
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	2,132,658	2,095,337
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	2,509,390	2,507,835
Community Health Systems, Inc.:
Tranche F, term loan 3.7411% 12/31/18 (b)	1,980,000	1,958,477
Tranche G, term loan 3.75% 12/31/19 (b)	3,276,506	3,214,612
Tranche H, term loan 4% 1/27/21 (b)	11,610,994	11,402,925
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (b)	1,985,000	1,957,706
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (b)	2,109,713	2,050,113
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	2,039,750	1,992,163
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (b)	2,509,246	2,423,003
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (b)	3,103,577	3,102,460
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	4,987,500	4,906,453
Grifols, S.A. Tranche B, term loan 3.4329% 2/27/21 (b)	2,444,816	2,441,516
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3809% 5/1/18 (b)	4,310,734	4,308,794
Tranche B 6LN, term loan 3.6829% 3/18/23 (b)	8,000,000	8,025,040
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	4,223,755	3,414,188
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	1,338,138	1,339,650
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	3,680,944	3,515,301
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	4,649,079	4,604,541
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	4,211,420	4,085,077
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	7,948,105	7,648,382
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (b)	376,238	371,064
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	4,000,000	3,930,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	6,483,750	6,454,054
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (b)	756,640	724,483
Tranche B, term loan 4% 4/1/22 (b)	13,106,189	12,358,087
Tranche BD 2LN, term loan 5.25% 2/13/19 (b)	3,118,000	2,944,951
Tranche E, term loan 3.75% 8/5/20 (b)	3,118,000	2,934,818
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	4,500,000	4,526,235

TOTAL HEALTHCARE		115,802,672

Homebuilders/Real Estate - 1.5%
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	1,994,975	1,928,263
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	3,118,000	3,055,640
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	7,150,784	7,079,276
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (b)	29,923	29,624
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	9,974,483	9,957,826

TOTAL HOMEBUILDERS/REAL ESTATE		22,050,629

Hotels - 1.9%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (b)	5,034,168	4,975,419
Tranche B 1LN, term loan 3.5% 6/27/20 (b)	7,494,603	7,431,349
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	7,555,573	7,553,231
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	4,338,698	4,255,525
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	2,650,262	2,584,006

TOTAL HOTELS		26,799,530

Insurance - 1.3%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	3,970,000	3,917,398
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	3,555,897	3,502,558
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	1,770,000	1,653,481
Tranche B 4LN, term loan 5% 8/4/22 (b)	5,961,131	5,830,761
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	3,415,565	3,321,637

TOTAL INSURANCE		18,225,835

Leisure - 1.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	5,494,847	5,252,140
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	2,000,000	1,994,160
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	3,626,453	3,606,508
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	2,932,825	2,893,232
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (b)	1,588,121	1,576,210
SMG Tranche B 1LN, term loan 4.5518% 2/27/20 (b)	2,667,291	2,553,931

TOTAL LEISURE		17,876,181

Metals/Mining - 1.7%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	1,838,608	1,683,632
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	4,300,166	1,945,825
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	2,149,000	378,761
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	2,654,740	2,437,927
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	9,070,192	7,639,097
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	1,327,821	816,610
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	13,295,924	6,727,737
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (b)	1,193,000	925,565
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (b)	3,904,912	1,420,412
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (c)	7,798,000	994,245

TOTAL METALS/MINING		24,969,811

Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	1,172,694	1,141,419
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/17/19 (b)	500,000	481,875

TOTAL PAPER		1,623,294

Publishing/Printing - 2.5%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	6,224,794	6,189,250
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	8,583,387	6,356,341
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	5,955,000	5,813,569
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.9118% 3/22/19 (b)	3,210,985	3,197,595
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	4,403,919	3,534,145
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	4,926,535	4,754,106
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	6,912,894	6,688,225

TOTAL PUBLISHING/PRINTING		36,533,231

Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	4,697,236	4,690,707
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (b)	3,696,191	3,683,477
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	4,923,192	4,888,335
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	1,875,587	1,873,243

TOTAL RESTAURANTS		15,135,762

Services - 6.8%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	4,002,972	3,900,736
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (b)	2,457,603	2,447,355
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	5,389,773	5,219,079
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.2504% 1/30/20 (b)	2,463,813	2,459,205
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	10,025,736	3,509,008
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	7,403,253	7,201,514
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (b)	2,938,270	2,930,924
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	2,000,000	2,005,000
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (b)	1,847,196	1,836,316
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	2,565,000	2,570,335
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	6,092,672	5,976,545
Tranche 2LN, term loan 7.5% 7/25/22 (b)	3,115,000	2,799,606
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	3,980,000	3,925,275
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	2,000,000	1,900,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	23,100,284	19,866,244
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	6,738,327	5,643,349
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	8,878,710	8,728,926
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (b)	470,000	451,200
Tranche B 1LN, term loan 5.5% 3/18/21 (b)	1,430,550	1,394,786
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	3,127,989	3,134,839
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	5,060,060	5,055,000
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	1,617,775	1,577,331
Tranche B 2LN, term loan 8% 5/14/23 (b)	645,000	606,300
Western Digital Corp. Tranche B, term loan 3/30/23 (d)	2,000,000	1,974,380

TOTAL SERVICES		97,113,253

Steel - 0.2%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (c)	5,945,880	891,882
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	2,642,696	2,623,986

TOTAL STEEL		3,515,868

Super Retail - 5.4%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	4,574,546	4,345,087
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	1,551,083	1,465,774
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	1,082,000	993,752
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	8,327,845	8,095,331
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	3,118,000	2,790,610
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	3,246,535	3,256,274
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (b)	2,720,796	2,694,948
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (b)	6,099,795	4,733,990
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	16,042,522	16,058,565
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	5,904,996	5,850,847
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	9,720,168	9,673,998
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	10,109,207	9,603,746
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)	5,197,239	519,724
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (b)	8,000,000	7,987,760

TOTAL SUPER RETAIL		78,070,406

Technology - 11.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.308% 1/23/21 (b)	749,976	741,381
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	194,000	182,603
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	9,000,000	8,949,870
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	7,334,413	7,206,060
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	705,667	585,704
5% 9/10/20 (b)	15,082,393	12,617,327
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	3,657,178	3,520,034
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	3,070,755	3,059,485
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (b)	5,671,810	5,542,436
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	14,887,500	14,871,570
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	4,354,033	4,118,175
First Data Corp. Tranche B, term loan 4.1815% 7/10/22 (b)	14,500,000	14,398,500
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	855,000	684,000
Tranche B 1LN, term loan 5% 6/17/21 (b)	1,915,011	1,862,348
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (b)	2,140,027	2,121,301
Global Payments, Inc. Tranche B, term loan 3/31/23 (d)	3,000,000	3,012,510
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	4,053,169	3,924,602
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (b)	315,158	308,855
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	10,242,647	10,174,329
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	5,008,172	4,986,286
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	1,000,000	910,000
Tranche B 1LN, term loan 5% 10/16/22 (b)	2,455,250	2,415,352
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	3,705,882	3,720,372
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (b)	3,990,000	3,996,224
Tranche D, term loan 3.25% 1/11/20 (b)	3,071,002	3,049,628
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (b)	4,224,332	4,145,886
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	8,106,587	7,848,230
Tranche 2LN, term loan 8% 4/9/22 (b)	2,807,000	2,484,195
SolarWinds, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	2,000,000	1,976,660
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	2,000,000	1,996,080
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	6,965,000	6,851,819
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0069% 7/8/22 (b)	3,804,848	3,810,213
Tranche B 2LN, term loan 4.018% 7/8/22 (b)	551,535	552,313
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (b)	2,223,000	1,641,308
Transfirst, Inc.:
Tranche 2LN, term loan 10.5% 11/12/22 (b)	1,539,000	1,538,046
Tranche B 1LN, term loan 6.25% 11/12/21 (b)	1,513,807	1,511,915
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	6,969,144	6,603,264
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (b)	1,248,000	1,227,196
Tranche B 1LN, term loan 5.5% 5/29/21 (b)	1,449,731	1,427,985

TOTAL TECHNOLOGY		160,574,062

Telecommunications - 6.9%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (b)	4,333,255	4,336,852
Tranche B, term loan 5.5% 6/24/19 (b)	19,382,024	19,411,097
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (b)	1,144,981	1,093,457
Tranche D 2LN, term loan 4.1031% 3/31/19 (b)	7,390,819	7,058,232
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (b)	837,964	834,302
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	7,216,179	7,140,986
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	5,940,000	5,586,570
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	6,875,000	6,399,869
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	6,236,000	6,219,100
Tranche B 3LN, term loan 4% 8/1/19 (b)	2,003,000	2,005,083
Tranche B 4LN, term loan 4% 1/15/20 (b)	4,989,000	4,999,926
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	270,263	258,325
Tranche B 1LN, term loan 4% 4/11/20 (b)	7,135,800	7,046,603
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	2,896,621	2,892,102
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (d)	2,200,000	2,191,354
Tranche B 2LN, term loan 12/2/22 (d)	1,800,000	1,792,926
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	7,514,000	6,180,265
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	6,638,657	6,140,758
Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	2,992,500	2,768,063
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	3,990,000	4,003,726
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	1,557,319	1,479,453

TOTAL TELECOMMUNICATIONS		99,839,049

Transportation Ex Air/Rail - 0.7%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	4,000,000	3,560,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	3,350,841	2,915,231
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	3,658,220	2,893,652

TOTAL TRANSPORTATION EX AIR/RAIL		9,368,883

Utilities - 5.4%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (b)	1,595,513	1,510,425
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	267,726	256,851
6.375% 8/13/19 (b)	4,013,478	3,850,450
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (b)	3,517,364	3,499,777
Tranche B 4LN, term loan 4% 10/31/20 (b)	5,138,131	5,089,987
Tranche B 5LN, term loan 3.5% 5/28/22 (b)	2,481,250	2,445,967
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	4,397,000	4,390,141
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	6,891,528	6,615,867
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	4,312,470	2,792,325
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	7,193,000	6,689,490
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	8,982,509	8,084,258
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	9,697,613	8,655,119
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	3,970,000	3,503,525
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	7,769,000	6,972,678
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	2,267,943	1,587,560
Southcross Holdings Borrower LP Tranche B, term loan 7.5% 8/4/21 (b)	6,589,896	675,464
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	7,270,600	6,816,188
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	1,460,487	1,431,277
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	2,965,050	2,738,965

TOTAL UTILITIES		77,606,314

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,441,396,185)		1,341,489,442

Nonconvertible Bonds - 1.2%
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,127,000	833,980
Containers - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.6339% 12/15/19 (b)(e)	6,570,000	6,471,450
Energy - 0.2%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(e)	7,177,000	2,188,985
Healthcare - 0.2%
Tenet Healthcare Corp. 4.1339% 6/15/20 (b)(e)	2,545,000	2,525,913
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (e)	3,000,000	397,500
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (e)	540,000	392,850
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	824,000	894,040

TOTAL PUBLISHING/PRINTING		1,286,890

Telecommunications - 0.2%
Altice Financing SA 7.875% 12/15/19 (e)	453,000	473,385
Columbus International, Inc. 7.375% 3/30/21 (e)	764,000	813,660
Numericable Group SA 4.875% 5/15/19 (e)	1,453,000	1,445,735

TOTAL TELECOMMUNICATIONS		2,732,780

TOTAL NONCONVERTIBLE BONDS
(Cost $24,004,333)		16,437,498
	Shares	Value

Common Stocks - 0.4%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	4,466,591
Diversified Financial Services - 0.0%
Coal Acquisition LLC Class B (f)	12,253	12,253
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,350,764
Telecommunications - 0.0%
FairPoint Communications, Inc. (g)	32,378	481,785
TOTAL COMMON STOCKS
(Cost $3,172,794)		6,311,393

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)
(Cost $45,406)	45,439	45,439

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.39% (h)
(Cost $67,325,245)	67,325,245	67,325,245
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,535,943,963)		1,431,609,017
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,861,429
NET ASSETS - 100%		$1,436,470,446

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,709,478 or 1.0% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period,the value of restricted securities (excluding 144A issues) amounted to $12,253 or 0.0% of net assets.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Coal Acquisition LLC Class B	1/28/16	$12,253

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$128,225
Total	$128,225

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,350,764	$1,350,764	$--	$--
Financials	12,253	--	--	12,253
Materials	4,466,591	4,466,591	--	--
Telecommunication Services	481,785	481,785	--	--
Bank Loan Obligations	1,341,489,442	--	1,326,400,414	15,089,028
Corporate Bonds	16,437,498	--	16,437,498	--
Other	45,439	--	--	45,439
Money Market Funds	67,325,245	67,325,245	--	--
Total Investments in Securities:	$1,431,609,017	$73,624,385	$1,342,837,912	$15,146,720

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$17,967,597
Net Realized Gain (Loss) on Investment Securities	(113,002)
Net Unrealized Gain (Loss) on Investment Securities	(407,541)
Cost of Purchases	4,345,302
Proceeds of Sales	(7,542,519)
Amortization/Accretion	65,566
Transfers into Level 3	773,625
Transfers out of Level 3	--
Ending Balance	$15,089,028
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(364,799)
Other Investments in Securities
Beginning Balance	$45,406
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	33
Cost of Purchases	17,154
Proceeds of Sales	(4,901)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$57,692
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$33

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,468,618,718)	$1,364,283,772
Fidelity Central Funds (cost $67,325,245)	67,325,245
Total Investments (cost $1,535,943,963)		$1,431,609,017
Cash		6,854,418
Receivable for investments sold		12,066,113
Receivable for fund shares sold		11,883
Interest receivable		9,328,844
Distributions receivable from Fidelity Central Funds		24,315
Other receivables		23,756
Total assets		1,459,918,346
Liabilities
Payable for investments purchased	$17,725,931
Payable for fund shares redeemed	110,088
Distributions payable	5,608,479
Other payables and accrued expenses	3,402
Total liabilities		23,447,900
Net Assets		$1,436,470,446
Net Assets consist of:
Paid in capital		$1,540,805,392
Net unrealized appreciation (depreciation) on investments		(104,334,946)
Net Assets, for 14,694,273 shares outstanding		$1,436,470,446
Net Asset Value, offering price and redemption price per share ($1,436,470,446 ÷ 14,694,273 shares)		$97.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$99,030
Interest		41,160,667
Income from Fidelity Central Funds		128,225
Total income		41,387,922
Expenses
Custodian fees and expenses	$6,049
Independent directors' compensation	3,226
Total expenses before reductions	9,275
Expense reductions	(6,063)	3,212
Net investment income (loss)		41,384,710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33,177,306)
Total net realized gain (loss)		(33,177,306)
Change in net unrealized appreciation (depreciation) on investment securities		(34,755,161)
Net gain (loss)		(67,932,467)
Net increase (decrease) in net assets resulting from operations		$(26,547,757)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,384,710	$98,235,986
Net realized gain (loss)	(33,177,306)	(16,010,035)
Change in net unrealized appreciation (depreciation)	(34,755,161)	(72,343,377)
Net increase (decrease) in net assets resulting from operations	(26,547,757)	9,882,574
Distributions to partners from net investment income	(39,631,529)	(93,157,853)
Affiliated share transactions
Proceeds from sales of shares	8,292,508	1,245,153,909
Reinvestment of distributions	5,611,900	29,483,060
Cost of shares redeemed	(109,043,048)	(1,246,857,852)
Net increase (decrease) in net assets resulting from share transactions	(95,138,640)	27,779,117
Total increase (decrease) in net assets	(161,317,926)	(55,496,162)
Net Assets
Beginning of period	1,597,788,372	1,653,284,534
End of period	$1,436,470,446	$1,597,788,372
Other Affiliated Information
Shares
Sold	84,123	11,777,739
Issued in reinvestment of distributions	57,307	279,976
Redeemed	(1,108,193)	(11,823,187)
Net increase (decrease)	(966,763)	234,528

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Floating Rate Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$102.02	$107.17	$106.39	$104.53	$95.32	$96.75
Income from Investment Operations
Net investment income (loss)A	2.744	5.449	5.658	6.526	6.830	6.265
Net realized and unrealized gain (loss)	(4.355)	(5.445)	.412	.838	7.686	(3.149)
Total from investment operations	(1.611)	.004	6.070	7.364	14.516	3.116
Distributions to partners from net investment income	(2.649)	(5.154)	(5.290)	(5.504)	(5.306)	(4.546)
Net asset value, end of period	$97.76	$102.02	$107.17	$106.39	$104.53	$95.32
Total ReturnB,C	(1.57)%	(.03)%	5.78%	7.19%	15.56%	3.09%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%G	-%	-%	-%	-%	-%
Net investment income (loss)	5.58%G	5.15%	5.25%	6.15%	6.79%	6.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,436,470	$1,597,788	$1,653,285	$1,342,624	$1,586,125	$2,786,638
Portfolio turnover rateH	25%G	37%I	66%	90%	47%I	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$10,368,885
Gross unrealized depreciation	(110,963,016)
Net unrealized appreciation (depreciation) on securities	$(100,594,131)
Tax Cost	$1,532,203,148

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation.The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $177,669,560 and $285,957,961, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,226.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,837.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $32,518,731 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Actual	.0008%	$1,000.00	$984.30	$-
Hypothetical-C		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® High Income Central Fund 1 Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
T-Mobile U.S.A., Inc.	2.9	1.8
JC Penney Corp., Inc.	2.5	2.2
Lucent Technologies, Inc	1.9	1.8
Tenet Healthcare Corp.	1.8	1.6
Citigroup, Inc.	1.7	1.2
	10.8

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.8	13.7
Banks & Thrifts	8.5	6.3
Energy	8.4	10.9
Technology	7.6	6.0
Healthcare	7.3	5.1

Quality Diversification (% of fund's net assets)

As of March 31, 2016
BBB	2.3%
BB	42.6%
B	36.3%
CCC,CC,C	15.5%
Not Rated	0.3%
Equities	0.3%
Short-Term Investments and Net Other Assets	2.7%

As of September 30, 2015
AAA,AA,A	0.1%
BBB	2.6%
BB	37.5%
B	39.7%
CCC,CC,C	15.9%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016*
Nonconvertible Bonds	80.1%
Convertible Bonds, Preferred Stocks	0.3%
Bank Loan Obligations	8.2%
Other Investments	8.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 24.8%

As of September 30, 2015*
Nonconvertible Bonds	81.9%
Bank Loan Obligations	7.3%
Other Investments	7.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

 * Foreign investments - 24.6%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.1%
	Principal Amount	Value
Aerospace - 0.3%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$2,430,000	$2,551,500
TransDigm, Inc. 6.5% 5/15/25	865,000	845,538

TOTAL AEROSPACE		3,397,038

Air Transportation - 1.9%
Air Canada:
6.625% 5/15/18 (a)	3,030,000	2,980,763
7.75% 4/15/21 (a)	920,000	906,200
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	3,410,000	3,171,300
Allegiant Travel Co. 5.5% 7/15/19	2,040,000	2,096,100
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,695,000	1,661,100
5.5% 10/1/19 (a)	1,590,000	1,617,825
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	171,217	173,357
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,121,751	1,222,708
6.125% 4/29/18	190,000	199,738
9.25% 5/10/17	181,433	191,412
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	671,426	758,711
U.S. Airways Group, Inc. 6.125% 6/1/18	2,855,000	2,976,338
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	940,000
Series 2013-1 Class B, 5.375% 5/15/23	177,780	183,225
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	455,803	471,757
9.75% 1/15/17	358,737	376,739
United Continental Holdings, Inc.:
6% 12/1/20	1,280,000	1,344,000
6.375% 6/1/18	80,000	84,000

TOTAL AIR TRANSPORTATION		21,355,273

Automotive & Auto Parts - 0.7%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	2,550,000	2,295,000
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (a)(b)	450,000	491,063
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,415,000	1,430,919
4.75% 4/29/25 (a)	3,625,000	3,606,875

TOTAL AUTOMOTIVE & AUTO PARTS		7,823,857

Banks & Thrifts - 0.1%
Ally Financial, Inc. 5.75% 11/20/25	935,000	913,963
Broadcasting - 0.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	4,575,000	4,437,750
6.875% 6/15/18	1,225,000	649,250
9% 12/15/19	2,075,000	1,535,500
10% 1/15/18	2,215,000	697,725
iHeartCommunications, Inc. 10.625% 3/15/23	1,120,000	775,600

TOTAL BROADCASTING		8,095,825

Building Materials - 1.9%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (a)	705,000	747,300
Builders FirstSource, Inc. 10.75% 8/15/23 (a)	4,000,000	4,030,000
Building Materials Corp. of America:
5.375% 11/15/24 (a)	1,440,000	1,461,600
6% 10/15/25 (a)	2,100,000	2,220,750
Building Materials Holding Corp. 9% 9/15/18 (a)	1,310,000	1,367,313
CEMEX S.A.B. de CV 7.75% 4/16/26 (a)	1,960,000	2,008,804
HD Supply, Inc. 5.75% 4/15/24 (a)(c)	2,065,000	2,121,788
Masco Corp.:
3.5% 4/1/21	1,098,000	1,106,235
4.375% 4/1/26	1,400,000	1,425,354
Standard Industries, Inc. 5.125% 2/15/21 (a)	2,870,000	2,938,163
USG Corp. 5.5% 3/1/25 (a)	2,010,000	2,090,400

TOTAL BUILDING MATERIALS		21,517,707

Cable/Satellite TV - 2.5%
Altice SA:
5.375% 7/15/23 (a)	1,625,000	1,668,672
7.75% 7/15/25 (a)	1,140,000	1,114,350
7.75% 7/15/25 (a)	1,020,000	1,004,700
Cablevision Systems Corp. 7.75% 4/15/18	1,235,000	1,285,166
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	665,000	678,300
5.125% 5/1/23 (a)	2,740,000	2,787,950
5.875% 4/1/24 (a)	2,900,000	3,037,750
5.875% 5/1/27 (a)	1,025,000	1,045,500
CCOH Safari LLC 5.75% 2/15/26 (a)	2,160,000	2,235,600
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (a)	500,000	495,000
Cogeco Communications, Inc. 4.875% 5/1/20 (a)	1,870,000	1,922,641
DISH DBS Corp. 5.125% 5/1/20	5,540,000	5,498,450
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	2,745,000	2,745,000
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	114,950	109,892
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	1,970,000	1,945,375

TOTAL CABLE/SATELLITE TV		27,574,346

Capital Goods - 0.3%
General Cable Corp. 5.75% 10/1/22 (b)	1,140,000	900,600
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	2,245,000	2,351,638

TOTAL CAPITAL GOODS		3,252,238

Chemicals - 0.9%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	1,205,000	1,376,713
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,640,000	1,980,000
LSB Industries, Inc. 7.75% 8/1/19	1,530,000	1,403,775
Momentive Performance Materials, Inc. 3.88% 10/24/21	990,000	715,275
NOVA Chemicals Corp. 5% 5/1/25 (a)	1,465,000	1,424,713
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	1,790,000	1,754,200
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	1,365,000	1,149,159

TOTAL CHEMICALS		9,803,835

Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	2,985,000	2,999,925
Containers - 1.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	6,873,526	6,458,394
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6339% 12/15/19 (a)(b)	2,500,000	2,462,500
7% 11/15/20 (a)	1,267,059	1,206,874
Ball Corp. 5.25% 7/1/25	2,115,000	2,220,750
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	1,200,000	1,190,250
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	865,000	709,300
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,355,000	1,411,741
6.375% 8/15/25 (a)	1,355,000	1,424,444
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	385,000	395,106

TOTAL CONTAINERS		17,479,359

Diversified Financial Services - 4.3%
Aircastle Ltd.:
5% 4/1/23	715,000	718,575
5.125% 3/15/21	800,000	833,000
FLY Leasing Ltd.:
6.375% 10/15/21	6,670,000	6,319,825
6.75% 12/15/20	2,505,000	2,458,031
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,020,000	1,939,200
5.875% 2/1/22	14,780,000	14,026,220
6% 8/1/20	2,400,000	2,334,000
ILFC E-Capital Trust I 4.24% 12/21/65 (a)(b)	1,810,000	1,466,100
ILFC E-Capital Trust II 4.74% 12/21/65 (a)(b)	4,940,000	3,952,000
International Lease Finance Corp. 6.25% 5/15/19	580,000	618,425
Navient Corp.:
5% 10/26/20	505,000	458,288
5.875% 3/25/21	1,430,000	1,294,150
5.875% 10/25/24	6,310,000	5,347,725
SLM Corp.:
4.875% 6/17/19	1,085,000	1,047,025
5.5% 1/15/19	1,515,000	1,488,488
5.5% 1/25/23	4,385,000	3,727,250
6.125% 3/25/24	485,000	417,100

TOTAL DIVERSIFIED FINANCIAL SERVICES		48,445,402

Diversified Media - 1.0%
MDC Partners, Inc.:
6.5% 5/1/24 (a)	2,265,000	2,313,131
6.75% 4/1/20 (a)	4,075,000	4,212,531
WMG Acquisition Corp.:
6% 1/15/21 (a)	1,010,000	1,032,725
6.75% 4/15/22 (a)	3,407,000	3,372,930

TOTAL DIVERSIFIED MEDIA		10,931,317

Energy - 8.0%
Antero Resources Corp.:
5.125% 12/1/22	2,095,000	1,901,213
5.625% 6/1/23 (Reg. S)	865,000	795,800
Antero Resources Finance Corp. 5.375% 11/1/21	755,000	698,375
Citgo Holding, Inc. 10.75% 2/15/20 (a)	860,000	834,200
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,995,000	1,925,175
Concho Resources, Inc. 5.5% 4/1/23	910,000	891,800
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	3,185,000	3,033,713
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	680,000	601,800
Denbury Resources, Inc.:
4.625% 7/15/23	1,360,000	567,800
5.5% 5/1/22	2,625,000	1,181,250
6.375% 8/15/21	1,285,000	603,950
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	3,020,000	2,823,700
Energy Transfer Equity LP 5.5% 6/1/27	1,405,000	1,127,513
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	1,565,000	727,725
9.375% 5/1/20	3,475,000	1,752,703
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	530,000	376,300
6% 10/1/22	3,595,000	2,588,400
Forbes Energy Services Ltd. 9% 6/15/19	4,090,000	1,697,350
Forum Energy Technologies, Inc. 6.25% 10/1/21	4,035,000	3,470,100
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22	2,600,000	2,405,000
Gibson Energy, Inc. 6.75% 7/15/21 (a)	1,075,000	989,000
Halcon Resources Corp. 8.625% 2/1/20 (a)	3,170,000	2,250,700
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,625,000	2,211,563
5.75% 10/1/25 (a)	1,355,000	1,165,300
Hornbeck Offshore Services, Inc.:
5% 3/1/21	2,689,000	1,613,400
5.875% 4/1/20	1,205,000	729,025
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	2,525,000	1,338,250
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,925,000	1,886,500
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	1,830,000	672,525
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	235,000	243,225
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,170,000	2,956,025
Rice Energy, Inc.:
6.25% 5/1/22	7,200,000	6,264,000
7.25% 5/1/23	4,865,000	4,256,875
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	7,480,000	7,190,150
5.625% 3/1/25	4,335,000	4,134,506
5.75% 5/15/24	3,080,000	2,941,400
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	2,020,000	2,014,950
6.375% 4/1/23 (a)	2,380,000	2,381,476
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.75% 3/15/24 (a)	1,985,000	1,950,263
6.875% 2/1/21	910,000	891,800
Teine Energy Ltd. 6.875% 9/30/22 (a)	3,555,000	3,163,950
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	1,510,000	1,510,000
6.25% 10/15/22 (a)	2,930,000	2,900,700
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,340,000	1,192,600
Western Refining, Inc. 6.25% 4/1/21	2,105,000	1,868,188
WPX Energy, Inc. 7.5% 8/1/20	1,665,000	1,298,700

TOTAL ENERGY		90,018,938

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,047,093	1,362,810
Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,730,000	3,468,900
Food & Drug Retail - 0.5%
Tesco PLC 6.15% 11/15/37 (a)	3,880,000	3,427,933
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,365,000	2,187,625

TOTAL FOOD & DRUG RETAIL		5,615,558

Food/Beverage/Tobacco - 3.9%
ESAL GmbH 6.25% 2/5/23 (a)	11,280,000	9,912,300
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (a)	2,745,000	2,847,938
JBS Investments GmbH:
7.25% 4/3/24 (a)	8,914,000	8,178,595
7.75% 10/28/20 (a)	3,035,000	3,004,650
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	735,000	643,125
5.875% 7/15/24 (a)	815,000	735,538
7.25% 6/1/21 (a)	870,000	866,520
7.25% 6/1/21 (a)	2,330,000	2,320,680
8.25% 2/1/20 (a)	1,410,000	1,445,250
Minerva Luxembourg SA 7.75% 1/31/23 (a)	6,836,000	6,895,815
Vector Group Ltd. 7.75% 2/15/21	6,025,000	6,326,250

TOTAL FOOD/BEVERAGE/TOBACCO		43,176,661

Gaming - 3.2%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	2,640,000	2,064,480
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (a)	845,000	849,225
MCE Finance Ltd. 5% 2/15/21 (a)	9,110,000	8,676,656
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	1,415,000	1,385,285
Scientific Games Corp.:
6.625% 5/15/21	7,030,000	4,270,725
7% 1/1/22 (a)	1,695,000	1,728,900
10% 12/1/22	3,760,000	3,045,600
Wynn Macau Ltd. 5.25% 10/15/21 (a)	14,420,000	13,590,850

TOTAL GAMING		35,611,721

Healthcare - 6.8%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	2,725,000	2,404,813
Centene Corp.:
5.625% 2/15/21 (a)	1,560,000	1,626,300
6.125% 2/15/24 (a)	860,000	905,150
Community Health Systems, Inc.:
5.125% 8/1/21	1,160,000	1,174,500
6.875% 2/1/22	2,460,000	2,220,150
7.125% 7/15/20	2,585,000	2,442,825
Endo Finance LLC 5.375% 1/15/23 (a)	975,000	928,688
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (a)	2,435,000	2,291,944
HCA Holdings, Inc.:
5% 3/15/24	2,030,000	2,076,944
5.25% 6/15/26	2,470,000	2,531,750
5.875% 2/15/26	4,045,000	4,166,350
6.25% 2/15/21	1,370,000	1,472,750
HealthSouth Corp.:
5.125% 3/15/23	545,000	542,956
5.75% 11/1/24	4,665,000	4,725,645
5.75% 9/15/25	3,580,000	3,617,590
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (a)	1,180,000	1,041,350
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (a)(b)	355,000	346,125
Kindred Healthcare, Inc.:
8% 1/15/20	885,000	878,363
8.75% 1/15/23	2,325,000	2,226,188
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	445,000	416,965
5.5% 4/15/25 (a)	415,000	366,238
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	1,310,000	1,346,025
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	1,035,000	1,089,338
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	730,000	733,650
Team Health, Inc. 7.25% 12/15/23 (a)	1,810,000	1,936,700
Tenet Healthcare Corp.:
5% 3/1/19	655,000	647,631
6% 10/1/20	290,000	308,850
6.75% 6/15/23	10,650,000	10,197,375
8.125% 4/1/22	8,565,000	8,811,244
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	4,550,000	3,708,250
5.875% 5/15/23 (a)	3,080,000	2,413,950
6.75% 8/15/18 (a)	2,450,000	2,223,375
7.5% 7/15/21 (a)	1,010,000	841,451
Vizient, Inc. 10.375% 3/1/24 (a)	1,380,000	1,480,050
VPI Escrow Corp. 6.375% 10/15/20 (a)	2,680,000	2,224,400

TOTAL HEALTHCARE		76,365,873

Homebuilders/Real Estate - 3.1%
Calatlantic Group, Inc. 5.875% 11/15/24	580,000	610,450
CBRE Group, Inc. 5% 3/15/23	4,260,000	4,356,791
Howard Hughes Corp. 6.875% 10/1/21 (a)	2,515,000	2,477,275
Lennar Corp.:
4.75% 4/1/21	2,850,000	2,885,625
4.875% 12/15/23	2,195,000	2,195,000
M/I Homes, Inc. 6.75% 1/15/21	2,730,000	2,682,225
Meritage Homes Corp. 6% 6/1/25	1,210,000	1,210,000
PulteGroup, Inc. 4.25% 3/1/21	2,140,000	2,172,100
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	2,495,000	2,445,100
5.625% 3/1/24 (a)	1,815,000	1,737,863
5.875% 4/15/23 (a)	950,000	912,000
TRI Pointe Homes, Inc.:
4.375% 6/15/19	290,000	287,825
5.875% 6/15/24	2,770,000	2,752,688
William Lyon Homes, Inc.:
5.75% 4/15/19	4,580,000	4,419,700
7% 8/15/22	3,570,000	3,427,200

TOTAL HOMEBUILDERS/REAL ESTATE		34,571,842

Hotels - 0.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	2,295,000	2,231,888
Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	4,580,000	4,557,100
Leisure - 0.7%
24 Hour Holdings III LLC 8% 6/1/22 (a)	1,875,000	1,523,438
NCL Corp. Ltd. 4.625% 11/15/20 (a)	3,150,000	3,165,750
Speedway Motorsports, Inc. 5.125% 2/1/23	3,505,000	3,592,625

TOTAL LEISURE		8,281,813

Metals/Mining - 0.6%
Lundin Mining Corp.:
7.5% 11/1/20 (a)	1,645,000	1,570,975
7.875% 11/1/22 (a)	2,975,000	2,826,250
New Gold, Inc. 6.25% 11/15/22 (a)	1,650,000	1,394,250
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	815,000	740,631

TOTAL METALS/MINING		6,532,106

Paper - 0.4%
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	3,943,000	4,077,732
Publishing/Printing - 1.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	2,770,000	3,005,450
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	5,840,000	5,810,800
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	7,100,000	6,070,500
7% 2/15/22	320,000	296,000

TOTAL PUBLISHING/PRINTING		15,182,750

Services - 3.6%
ADT Corp.:
3.5% 7/15/22	2,525,000	2,184,125
4.125% 4/15/19	1,085,000	1,144,675
5.25% 3/15/20	1,250,000	1,278,125
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	750,000	695,625
APX Group, Inc.:
6.375% 12/1/19	11,070,000	11,103,210
8.75% 12/1/20	7,641,000	6,590,363
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (a)	2,540,000	2,542,921
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	2,055,000	1,893,169
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	1,215,000	1,142,100
Garda World Security Corp.:
7.25% 11/15/21 (a)	5,665,000	4,362,050
7.25% 11/15/21 (a)	205,000	157,850
Hertz Corp. 6.25% 10/15/22	910,000	910,000
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)	2,125,000	1,466,250
United Rentals North America, Inc. 5.5% 7/15/25	1,560,000	1,551,872
Western Digital Corp.:
7.375% 4/1/23 (a)(c)	1,705,000	1,739,100
10.5% 4/1/24 (a)(c)	2,100,000	2,105,250

TOTAL SERVICES		40,866,685

Steel - 1.1%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,625,000	1,450,313
Steel Dynamics, Inc.:
5.125% 10/1/21	3,630,000	3,666,300
5.25% 4/15/23	1,960,000	1,964,900
5.5% 10/1/24	2,090,000	2,116,125
6.125% 8/15/19	3,320,000	3,427,900

TOTAL STEEL		12,625,538

Super Retail - 3.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	5,100,000	5,421,300
JC Penney Corp., Inc.:
5.65% 6/1/20	19,621,000	19,032,338
7.4% 4/1/37	4,515,000	3,826,463
8.125% 10/1/19	2,060,000	2,116,650
L Brands, Inc. 6.875% 11/1/35	1,395,000	1,513,854
Sally Holdings LLC 5.625% 12/1/25	1,105,000	1,176,825

TOTAL SUPER RETAIL		33,087,430

Technology - 6.3%
ADT Corp.:
4.125% 6/15/23	10,590,000	9,226,538
6.25% 10/15/21	2,205,000	2,216,025
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	3,925,000	4,044,713
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,630,000	2,551,100
Lucent Technologies, Inc.:
6.45% 3/15/29	15,735,000	16,718,438
6.5% 1/15/28	4,140,000	4,264,200
Micron Technology, Inc.:
5.25% 8/1/23 (a)	2,030,000	1,659,525
5.25% 1/15/24 (a)	990,000	796,950
5.5% 2/1/25	2,320,000	1,880,650
5.625% 1/15/26 (a)	3,960,000	3,128,400
5.875% 2/15/22	435,000	376,275
Microsemi Corp. 9.125% 4/15/23 (a)	1,370,000	1,503,575
Nuance Communications, Inc. 5.375% 8/15/20 (a)	1,635,000	1,658,503
NXP BV/NXP Funding LLC 4.625% 6/15/22 (a)	3,645,000	3,740,681
Qorvo, Inc.:
6.75% 12/1/23 (a)	2,415,000	2,493,488
7% 12/1/25 (a)	3,660,000	3,806,400
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	2,575,000	2,523,500
Sensata Technologies BV 5% 10/1/25 (a)	1,450,000	1,460,875
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,935,000	2,060,775
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,045,000	2,055,225
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,720,000	1,720,000
13.375% 10/15/19	740,000	725,200

TOTAL TECHNOLOGY		70,611,036

Telecommunications - 14.4%
Altice Financing SA:
6.5% 1/15/22 (a)	200,000	203,500
6.625% 2/15/23 (a)	1,690,000	1,694,225
Altice Finco SA:
7.625% 2/15/25 (a)	3,705,000	3,547,538
9.875% 12/15/20 (a)	2,530,000	2,719,750
Altice SA:
7.625% 2/15/25 (a)	1,095,000	1,048,463
7.75% 5/15/22 (a)	13,430,000	13,216,194
Columbus International, Inc. 7.375% 3/30/21 (a)	8,430,000	8,977,950
Digicel Group Ltd.:
6% 4/15/21 (a)	8,425,000	7,540,375
7% 2/15/20 (a)	200,000	182,500
7.125% 4/1/22 (a)	3,995,000	3,105,713
8.25% 9/30/20 (a)	3,065,000	2,628,238
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	9,000,000	8,190,000
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	915,000	866,963
Level 3 Financing, Inc. 5.25% 3/15/26 (a)	2,660,000	2,679,950
Millicom International Cellular SA 6% 3/15/25 (a)	4,435,000	4,113,463
Neptune Finco Corp.:
6.625% 10/15/25 (a)	980,000	1,059,527
10.125% 1/15/23 (a)	4,865,000	5,205,550
10.875% 10/15/25 (a)	4,635,000	5,038,245
Numericable Group SA:
4.875% 5/15/19 (a)	1,080,000	1,074,600
6% 5/15/22 (a)	2,250,000	2,193,750
6.25% 5/15/24 (a)	6,880,000	6,670,160
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,530,000	5,530,000
Sprint Capital Corp.:
6.875% 11/15/28	16,770,000	12,242,100
8.75% 3/15/32	5,710,000	4,468,075
Sprint Communications, Inc.:
7% 3/1/20 (a)	3,300,000	3,300,000
9% 11/15/18 (a)	345,000	361,388
Sprint Corp.:
7.25% 9/15/21	7,610,000	5,812,138
7.625% 2/15/25	5,275,000	3,916,688
7.875% 9/15/23	3,685,000	2,818,251
T-Mobile U.S.A., Inc.:
6% 3/1/23	4,960,000	5,065,400
6% 4/15/24	1,990,000	2,014,875
6.375% 3/1/25	8,745,000	8,952,694
6.464% 4/28/19	1,070,000	1,091,400
6.5% 1/15/24	3,255,000	3,385,200
6.5% 1/15/26	1,870,000	1,942,463
6.542% 4/28/20	2,430,000	2,508,975
6.625% 4/1/23	6,045,000	6,362,363
Telecom Italia Capital SA 6% 9/30/34	750,000	712,898
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	3,395,000	3,208,275
7.375% 4/23/21 (a)	2,000,000	1,810,000
Zayo Group LLC/Zayo Capital, Inc.:
6.375% 5/15/25	2,000,000	1,955,000
6.375% 5/15/25 (a)(c)	1,740,000	1,701,024

TOTAL TELECOMMUNICATIONS		161,115,861

Transportation Ex Air/Rail - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,910,000	2,590,375
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	4,470,000	1,609,200
8.125% 2/15/19	3,145,000	927,775
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	450,000	290,250
Teekay Corp. 8.5% 1/15/20 (a)	1,250,000	862,500

TOTAL TRANSPORTATION EX AIR/RAIL		6,280,100

Utilities - 5.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,030,000	12,503,741
DPL, Inc. 6.75% 10/1/19	1,390,000	1,410,850
Dynegy, Inc.:
6.75% 11/1/19	4,180,000	4,159,100
7.375% 11/1/22	4,640,000	4,292,000
7.625% 11/1/24	8,635,000	7,836,263
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,100,000	819,500
7% 6/15/23	4,980,000	3,710,100
NRG Energy, Inc.:
6.25% 7/15/22	395,000	367,350
6.25% 5/1/24	5,415,000	4,968,263
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	5,144,467	5,517,441
PPL Energy Supply LLC 6.5% 6/1/25	750,000	622,500
RJS Power Holdings LLC 4.625% 7/15/19 (a)	4,320,000	3,747,600
The AES Corp.:
3.6351% 6/1/19 (b)	2,405,000	2,320,825
4.875% 5/15/23	3,975,000	3,825,938
7.375% 7/1/21	1,045,000	1,170,400

TOTAL UTILITIES		57,271,871

TOTAL NONCONVERTIBLE BONDS
(Cost $945,706,119)		896,504,298

Commercial Mortgage Securities - 0.0%
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (Cost $57,514)(a)(b)	103,108	79,950
	Shares	Value

Common Stocks - 0.0%
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (d)
(Cost $538,176)	0*	16,065

Convertible Preferred Stocks - 0.3%
Energy - 0.3%
Southwestern Energy Co. Series B 6.25%
(Cost $2,705,552)	152,600	2,992,486
	Principal Amount	Value

Bank Loan Obligations - 8.2%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	1,409,493	1,387,843
Air Transportation - 0.1%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	1,084,050	1,080,527
Broadcasting - 0.3%
Clear Channel Communications, Inc. Tranche D, term loan 7.1829% 1/30/19 (b)	4,305,000	2,981,213
Building Materials - 0.7%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (b)	2,741,225	2,735,523
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	2,634,241	2,481,956
Tranche 2LN, term loan 7.75% 4/1/22 (b)	180,000	157,950
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,547,200	2,428,322

TOTAL BUILDING MATERIALS		7,803,751

Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,910,000	2,909,534
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	378,558	375,390
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	327,504	324,763
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	3,975,000	3,938,987

TOTAL CABLE/SATELLITE TV		7,548,674

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	2,092,803	2,058,460
Containers - 0.4%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	2,920,302	2,915,425
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	1,199,667	1,163,677

TOTAL CONTAINERS		4,079,102

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,515,000	1,287,750
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	128,700	118,726

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,406,476

Energy - 0.1%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	1,632,540	794,508
Food & Drug Retail - 0.3%
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	3,595,000	3,589,500
Food/Beverage/Tobacco - 0.2%
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (b)	1,960,088	1,947,837
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	4,073,297	3,312,120
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	1,244,250	1,201,286

TOTAL GAMING		4,513,406

Healthcare - 0.5%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (b)	2,194,256	2,101,000
Tranche BD 2LN, term loan 5.25% 2/13/19 (b)	2,235,000	2,110,958
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	2,090,000	2,102,185

TOTAL HEALTHCARE		6,314,143

Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	2,587,063	2,472,792
Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	4,093,047	3,960,023
Services - 1.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	1,265,863	1,225,773
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	3,036,576	2,912,593
Tranche DD, term loan 4.0038% 11/8/20 (b)	776,799	745,082
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	4,393,013	3,777,991
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,737,278	2,292,470

TOTAL SERVICES		10,953,909

Super Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	2,805,836	2,808,642
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	2,342,300	2,331,174

TOTAL SUPER RETAIL		5,139,816

Technology - 1.3%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	5,007,450	4,919,820
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	2,004,900	1,896,294
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	2,732,746	2,714,518
Transfirst, Inc.:
Tranche 2LN, term loan 10.5% 11/12/22 (b)	1,010,000	1,009,374
Tranche B 1LN, term loan 6.25% 11/12/21 (b)	2,154,121	2,151,428
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,856,968	1,759,477

TOTAL TECHNOLOGY		14,450,911

Telecommunications - 0.4%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	1,815,450	1,807,516
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	2,585,064	2,552,750

TOTAL TELECOMMUNICATIONS		4,360,266

Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	1,518,766	1,484,594
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	2,349,113	2,334,431
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	1,625,000	1,458,438

TOTAL UTILITIES		5,277,463

TOTAL BANK LOAN OBLIGATIONS
(Cost $94,599,349)		92,120,620

Preferred Securities - 8.7%
Banks & Thrifts - 8.4%
BAC Capital Trust XIV 4% (b)(e)	790,000	576,707
Bank of America Corp.:
6.1% (b)(e)	4,010,000	3,959,821
6.25% (b)(e)	5,670,000	5,582,600
6.5% (b)(e)	2,740,000	2,906,573
Barclays Bank PLC 7.625% 11/21/22	6,585,000	7,260,957
Barclays PLC:
6.625% (b)(e)	11,745,000	10,577,083
8.25% (b)(e)	3,205,000	3,210,709
BNP Paribas SA 7.375% (a)(b)(e)	2,265,000	2,210,662
Citigroup, Inc.:
5.875% (b)(e)	4,735,000	4,578,973
5.95% (b)(e)	1,355,000	1,306,924
5.95% (b)(e)	3,000,000	2,955,173
6.125% (b)(e)	3,935,000	4,037,430
6.3% (b)(e)	6,115,000	6,019,408
Credit Agricole SA:
6.625% (a)(b)(e)	11,180,000	10,524,631
8.125% (a)(b)(e)	1,795,000	1,794,223
Goldman Sachs Group, Inc. 5.375% (b)(e)	4,825,000	4,769,590
JPMorgan Chase & Co.:
5.3% (b)(e)	2,070,000	2,120,988
6% (b)(e)	4,475,000	4,548,346
6.1% (b)(e)	1,565,000	1,642,483
6.75% (b)(e)	5,725,000	6,349,749
Lloyds Banking Group PLC 7.5% (b)(e)	425,000	421,141
Royal Bank of Scotland Group PLC:
7.5% (b)(e)	1,355,000	1,260,702
8% (b)(e)	1,425,000	1,359,357
Societe Generale 8% (a)(b)(e)	1,565,000	1,519,071
Wells Fargo & Co. 5.875% (b)(e)	1,915,000	2,078,036

TOTAL BANKS & THRIFTS		93,571,337

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(e)	3,695,000	3,324,626
TOTAL PREFERRED SECURITIES
(Cost $99,219,011)		96,895,963
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.39% (f)
(Cost $17,526,358)	17,526,358	17,526,358
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $1,160,352,079)		1,106,135,740
NET OTHER ASSETS (LIABILITIES) - 1.1%		12,653,827
NET ASSETS - 100%		$1,118,789,567

* Amount represents less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $450,527,101 or 40.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,050
Total	$32,050

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$2,992,486	$2,992,486	$--	$--
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	896,504,298	--	896,504,298	--
Commercial Mortgage Securities	79,950	--	--	79,950
Bank Loan Obligations	92,120,620	--	92,120,620	--
Preferred Securities	96,895,963	--	96,895,963	--
Money Market Funds	17,526,358	17,526,358	--	--
Total Investments in Securities:	$1,106,135,740	$20,518,844	$1,085,520,881	$96,015

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.2%
Luxembourg	4.6%
Canada	4.3%
United Kingdom	2.6%
Cayman Islands	2.5%
Bermuda	2.5%
France	2.3%
Austria	2.3%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,142,825,721)	$1,088,609,382
Fidelity Central Funds (cost $17,526,358)	17,526,358
Total Investments (cost $1,160,352,079)		$1,106,135,740
Cash		224,090
Receivable for investments sold		5,480,654
Receivable for fund shares sold		59,415
Dividends receivable		119,219
Interest receivable		18,314,004
Distributions receivable from Fidelity Central Funds		8,439
Total assets		1,130,341,561
Liabilities
Payable for investments purchased
Regular delivery	$2,356,300
Delayed delivery	8,586,024
Payable for fund shares redeemed	605,598
Distributions payable	311
Other payables and accrued expenses	3,761
Total liabilities		11,551,994
Net Assets		$1,118,789,567
Net Assets consist of:
Paid in capital		$1,173,005,906
Net unrealized appreciation (depreciation) on investments		(54,216,339)
Net Assets, for 12,217,476 shares outstanding		$1,118,789,567
Net Asset Value, offering price and redemption price per share ($1,118,789,567 ÷ 12,217,476 shares)		$91.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$3,085,650
Interest		35,919,104
Income from Fidelity Central Funds		32,050
Total income		39,036,804
Expenses
Custodian fees and expenses	$7,106
Independent directors' compensation	2,270
Total expenses before reductions	9,376
Expense reductions	(2,842)	6,534
Net investment income (loss)		39,030,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(45,326,079)
Total net realized gain (loss)		(45,326,079)
Change in net unrealized appreciation (depreciation) on investment securities		14,071,837
Net gain (loss)		(31,254,242)
Net increase (decrease) in net assets resulting from operations		$7,776,028

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,030,270	$54,535,135
Net realized gain (loss)	(45,326,079)	(9,460,238)
Change in net unrealized appreciation (depreciation)	14,071,837	(67,423,178)
Net increase (decrease) in net assets resulting from operations	7,776,028	(22,348,281)
Distributions to partners from net investment income	(37,120,776)	(53,284,277)
Affiliated share transactions
Proceeds from sales of shares	135,805,039	639,079,160
Reinvestment of distributions	37,119,170	53,279,894
Cost of shares redeemed	(36,900,850)	(62,522,712)
Net increase (decrease) in net assets resulting from share transactions	136,023,359	629,836,342
Total increase (decrease) in net assets	106,678,611	554,203,784
Net Assets
Beginning of period	1,012,110,956	457,907,172
End of period	$1,118,789,567	$1,012,110,956
Other Affiliated Information
Shares
Sold	1,443,043	6,377,229
Issued in reinvestment of distributions	406,258	533,719
Redeemed	(406,190)	(625,769)
Net increase (decrease)	1,443,111	6,285,179

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity High Income Central Fund 1

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$93.94	$102.00	$101.40	$101.43	$91.48	$96.05
Income from Investment Operations
Net investment income (loss)A	3.259	6.303	6.317	6.723	7.580	7.783
Net realized and unrealized gain (loss)	(2.527)	(8.196)	.503	(.282)B	9.372	(5.177)
Total from investment operations	.732	(1.893)	6.820	6.441	16.952	2.606
Distributions to partners from net investment income	(3.102)	(6.167)	(6.220)	(6.471)	(7.002)	(7.176)
Net asset value, end of period	$91.57	$93.94	$102.00	$101.40	$101.43	$91.48
Total ReturnC,D	.83%	(2.06)%	6.77%	6.46%	19.03%	2.48%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	-%H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	7.14%H	6.31%	6.07%	6.54%	7.74%	7.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,118,790	$1,012,111	$457,907	$406,018	$537,445	$498,050
Portfolio turnover rateI	38%H	57%	74%	87%	51%	69%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$17,355,497
Gross unrealized depreciation	(69,020,120)
Net unrealized appreciation (depreciation) on securities	$(51,664,623)
Tax Cost	$1,157,800,363

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $341,193,578 and $200,313,540, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,270.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $572.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Actual	.0013%	$1,000.00	$1,008.30	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

HP1-SANN-0516
1.807410.111

Fidelity® International Equity Central Fund Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2016
United Kingdom	19.7%
Japan	15.6%
United States of America*	8.3%
France	8.2%
Switzerland	6.0%
Canada	5.5%
Germany	4.7%
Australia	3.7%
Hong Kong	3.1%
Other	25.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of September 30, 2015
United Kingdom	23.5%
Japan	16.5%
France	9.1%
United States of America*	8.4%
Switzerland	7.4%
Canada	3.8%
Australia	3.8%
Germany	3.5%
Sweden	2.7%
Other	21.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.8	96.5
Short-Term Investments and Net Other Assets (Liabilities)	3.2	3.5

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	1.6	2.1
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.3	1.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.2	0.0
Total SA (France, Intergrated Oil & Gas)	1.1	1.4
The Toronto Dominion Bank (Canada, Banks)	1.1	0.6
Royal Bank of Canada (Canada, Banks)	1.1	0.6
Sanofi SA (France, Pharmaceuticals)	1.1	1.3
Lloyds Banking Group PLC (United Kingdom, Banks)	1.1	1.3
Sumitomo Mitsui Financial Group, Inc. (Japan, Banks)	1.1	0.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.0	0.9
	11.7

Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	26.2
Consumer Discretionary	12.8	12.4
Industrials	12.2	11.4
Consumer Staples	11.3	10.9
Health Care	9.6	10.6
Materials	6.8	6.0
Energy	6.2	5.6
Telecommunication Services	4.7	4.8
Information Technology	4.3	5.3
Utilities	3.6	3.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 3.7%
1-Page Ltd. (a)(b)	2,609,847	$2,460,711
Australia & New Zealand Banking Group Ltd.	1,608,384	28,832,627
Flight Centre Travel Group Ltd. (b)	446,787	14,805,608
Insurance Australia Group Ltd.	2,808,916	12,014,714
Magellan Financial Group Ltd.	742,546	12,909,425
Rio Tinto Ltd.	238,197	7,794,763

TOTAL AUSTRALIA		78,817,848

Austria - 1.6%
Andritz AG	248,300	13,633,995
Erste Group Bank AG	474,600	13,339,169
IMMOFINANZ Immobilien Anlagen AG (a)	3,637,500	7,731,860

TOTAL AUSTRIA		34,705,024

Bailiwick of Jersey - 1.0%
Shire PLC	125,000	7,129,347
Wolseley PLC	231,733	13,110,037

TOTAL BAILIWICK OF JERSEY		20,239,384

Belgium - 1.6%
Anheuser-Busch InBev SA NV	160,416	19,929,574
KBC Groep NV	171,884	8,866,928
Melexis NV	94,600	5,145,447

TOTAL BELGIUM		33,941,949

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	444,000	4,341,354
Chow Sang Sang Holdings International Ltd.	3,121,000	4,707,239

TOTAL BERMUDA		9,048,593

British Virgin Islands - 0.1%
Luxoft Holding, Inc. (a)	57,000	3,136,710
Canada - 5.5%
Canadian Natural Resources Ltd.	66,200	1,790,649
Cenovus Energy, Inc.	667,900	8,691,057
Constellation Software, Inc.	14,300	5,855,320
Imperial Oil Ltd.	189,800	6,341,037
MDC Partners, Inc. Class A	283,800	6,697,680
NuVista Energy Ltd. (a)	578,000	2,180,712
PrairieSky Royalty Ltd. (b)	146,764	2,784,420
Rogers Communications, Inc. Class B (non-vtg.)	144,500	5,785,563
Royal Bank of Canada	420,400	24,222,161
Seven Generations Energy Ltd. (a)	264,200	3,976,986
Suncor Energy, Inc.	460,000	12,810,934
TELUS Corp.	124,800	4,062,787
The Toronto-Dominion Bank	562,000	24,258,495
West Fraser Timber Co. Ltd.	177,500	7,121,867

TOTAL CANADA		116,579,668

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	83,600	6,606,908
CK Hutchison Holdings Ltd.	1,305,500	16,947,005

TOTAL CAYMAN ISLANDS		23,553,913

China - 0.3%
Kweichow Moutai Co. Ltd.	160,168	6,150,411
Denmark - 2.4%
Danske Bank A/S	331,349	9,360,856
Novo Nordisk A/S Series B	405,300	21,948,450
Scandinavian Tobacco Group A/S	313,565	5,037,343
TDC A/S	568,500	2,782,381
Vestas Wind Systems A/S	180,600	12,741,422

TOTAL DENMARK		51,870,452

Finland - 0.1%
Nokia Corp.	320,300	1,900,095
France - 8.2%
Air Liquide SA	169,680	19,036,554
Christian Dior SA	87,000	15,780,170
Dassault Systemes SA	92,800	7,363,287
Edenred SA (b)	513,271	9,969,752
Engie	408,730	6,343,880
Orange SA	586,700	10,245,492
Pernod Ricard SA	78,900	8,798,470
Rexel SA	683,900	9,770,424
Safran SA	186,100	13,019,201
Sanofi SA	299,331	24,064,961
Suez Environnement SA	225,221	4,131,217
Total SA (b)	444,200	20,211,698
Total SA sponsored ADR (b)	90,367	4,104,469
VINCI SA	265,794	19,801,205

TOTAL FRANCE		172,640,780

Germany - 4.1%
Bayer AG	80,000	9,374,425
Continental AG	19,600	4,460,568
Deutsche Boerse AG	54,356	4,628,088
Deutsche Telekom AG	712,000	12,764,965
Fresenius SE & Co. KGaA	129,900	9,491,086
OSRAM Licht AG	191,140	9,853,756
ProSiebenSat.1 Media AG	146,549	7,534,965
Rational AG	20,600	11,010,116
SAP AG	209,239	16,837,128

TOTAL GERMANY		85,955,097

Hong Kong - 3.1%
AIA Group Ltd.	2,855,200	16,176,406
Dah Sing Financial Holdings Ltd.	2,138,400	13,149,037
Hang Seng Bank Ltd.	616,100	10,888,681
HKT Trust/HKT Ltd. unit	3,352,120	4,615,061
Hysan Development Co. Ltd.	2,414,000	10,284,788
PCCW Ltd.	6,780,000	4,387,529
Power Assets Holdings Ltd.	521,500	5,334,428

TOTAL HONG KONG		64,835,930

Indonesia - 1.2%
PT Bank Danamon Indonesia Tbk Series A	45,409,200	13,013,195
PT Bank Rakyat Indonesia Tbk	13,366,500	11,516,762

TOTAL INDONESIA		24,529,957

Ireland - 2.1%
Greencore Group PLC	1,533,054	8,256,933
James Hardie Industries PLC CDI	1,068,623	14,630,072
Medtronic PLC	119,100	8,932,500
Ryanair Holdings PLC sponsored ADR	150,180	12,888,448

TOTAL IRELAND		44,707,953

Israel - 1.4%
Bezeq The Israel Telecommunication Corp. Ltd.	2,164,900	4,884,533
Frutarom Industries Ltd.	223,251	11,708,605
Teva Pharmaceutical Industries Ltd. sponsored ADR	235,500	12,601,605

TOTAL ISRAEL		29,194,743

Italy - 1.1%
Banco di Desio e della Brianza SpA	917,194	2,552,829
Enel SpA	1,765,026	7,824,751
Mediaset SpA	1,484,551	6,125,295
Telecom Italia SpA (a)	5,821,100	6,274,099

TOTAL ITALY		22,776,974

Japan - 15.6%
AEON MALL Co. Ltd.	717,740	10,631,059
Astellas Pharma, Inc.	962,900	12,796,468
Broadleaf Co. Ltd.	267,400	3,228,900
Coca-Cola Central Japan Co. Ltd.	242,900	4,031,607
DaikyoNishikawa Corp.	647,700	9,294,376
Fuji Heavy Industries Ltd.	512,100	18,086,965
Hoya Corp.	125,000	4,754,765
Isuzu Motors Ltd.	318,800	3,291,533
Japan Tobacco, Inc.	387,200	16,135,484
JSR Corp.	522,100	7,505,956
JTEKT Corp.	718,200	9,316,913
KDDI Corp.	436,400	11,643,492
Koito Manufacturing Co. Ltd.	226,100	10,245,768
Makita Corp.	113,000	7,008,219
Minebea Ltd.	1,385,000	10,804,834
Mitsubishi Electric Corp.	1,343,000	14,074,979
Mitsui Fudosan Co. Ltd.	501,000	12,499,960
NGK Insulators Ltd.	583,000	10,769,532
Nippon Paint Holdings Co. Ltd.	289,000	6,411,951
Nippon Telegraph & Telephone Corp.	233,500	10,086,618
NSK Ltd.	1,017,500	9,312,053
Olympus Corp.	226,800	8,816,473
ORIX Corp.	799,500	11,405,191
Panasonic Corp.	537,900	4,871,636
Sanken Electric Co. Ltd. (b)	1,095,000	3,288,551
Shionogi & Co. Ltd.	90,000	4,235,906
Sony Corp.	744,700	19,147,089
Sumitomo Mitsui Financial Group, Inc.	768,700	23,335,947
Suzuki Motor Corp.	593,900	15,889,048
Tokyo Electric Power Co., Inc. (a)	714,500	3,929,766
Tokyo Gas Co. Ltd.	930,000	4,335,786
Toto Ltd.	342,000	10,666,134
Toyoda Gosei Co. Ltd.	84,500	1,630,761
Toyota Boshoku Corp.	586,000	9,549,283
VT Holdings Co. Ltd.	1,040,500	6,249,749

TOTAL JAPAN		329,282,752

Korea (South) - 1.1%
Kia Motors Corp.	307,040	12,949,731
NCSOFT Corp.	25,824	5,716,367
SK Hynix, Inc.	207,116	5,091,089

TOTAL KOREA (SOUTH)		23,757,187

Netherlands - 1.2%
ABN AMRO Group NV GDR (a)	452,717	9,275,216
NXP Semiconductors NV (a)	68,100	5,520,867
Unilever NV (NY Reg.) (b)	257,300	11,496,164

TOTAL NETHERLANDS		26,292,247

New Zealand - 0.7%
CBL Corp. Ltd.	7,216,000	12,219,863
Z Energy Ltd.	437,887	2,043,006

TOTAL NEW ZEALAND		14,262,869

Norway - 0.8%
Borregaard ASA	1,168,718	7,838,816
Statoil ASA	618,200	9,655,269

TOTAL NORWAY		17,494,085

Papua New Guinea - 0.2%
Oil Search Ltd. ADR	891,367	4,618,955
Portugal - 0.2%
Energias de Portugal SA	1,173,155	4,173,001
South Africa - 0.6%
Naspers Ltd. Class N	98,700	13,778,390
Spain - 1.9%
Endesa SA	191,660	3,679,177
Gas Natural SDG SA	219,310	4,434,554
Iberdrola SA	1,336,260	8,895,427
International Consolidated Airlines Group SA	1,282,900	10,233,281
Merlin Properties Socimi SA	1,131,100	13,153,944

TOTAL SPAIN		40,396,383

Sweden - 2.6%
Alfa Laval AB	512,500	8,370,646
Lundin Petroleum AB (a)	201,273	3,408,991
Nordea Bank AB	2,008,400	19,296,671
Rezidor Hotel Group AB (b)	3,248,300	15,364,730
Svenska Cellulosa AB (SCA) (B Shares)	260,300	8,134,525

TOTAL SWEDEN		54,575,563

Switzerland - 6.0%
Adecco SA (Reg.)	194,102	12,646,758
EFG International	606,531	3,469,316
Nestle SA	240,231	17,926,222
Novartis AG	453,160	32,787,002
Roche Holding AG (participation certificate)	30,849	7,574,672
Sika AG	2,380	9,420,498
Sonova Holding AG Class B	31,792	4,060,171
Syngenta AG (Switzerland)	42,141	17,475,738
Zurich Insurance Group AG	91,290	21,200,205

TOTAL SWITZERLAND		126,560,582

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,236,000	6,158,074
Thailand - 1.2%
Kasikornbank PCL (For. Reg.)	2,647,300	13,163,162
TISCO Financial Group PCL	9,513,500	12,299,027

TOTAL THAILAND		25,462,189

United Kingdom - 19.7%
Aldermore Group PLC	2,303,655	6,948,111
Associated British Foods PLC	172,300	8,287,632
Aviva PLC	2,517,815	16,439,936
BAE Systems PLC	2,012,700	14,681,210
Barclays PLC	4,735,193	10,164,568
Bellway PLC	335,600	12,643,004
BP PLC	708,437	3,544,569
British American Tobacco PLC (United Kingdom)	117,000	6,841,688
Britvic PLC	691,600	7,057,471
BT Group PLC	1,123,490	7,093,892
Cairn Energy PLC (a)	1,486,224	4,269,178
Centrica PLC	1,778,400	5,815,975
Countrywide PLC	1,011,200	5,600,208
Diageo PLC	602,555	16,247,331
Essentra PLC	853,586	10,144,843
GlaxoSmithKline PLC	1,310,000	26,518,672
Howden Joinery Group PLC	1,983,100	13,617,375
HSBC Holdings PLC (United Kingdom)	1,881,100	11,698,496
Imperial Tobacco Group PLC	251,309	13,943,211
Informa PLC	560,468	5,586,507
ITV PLC	3,421,388	11,852,492
Lloyds Banking Group PLC	24,578,300	23,939,242
London Stock Exchange Group PLC	280,338	11,354,320
Mondi PLC	657,300	12,612,470
Moneysupermarket.com Group PLC	1,749,100	7,981,084
National Grid PLC	800,640	11,328,548
Prudential PLC	874,397	16,271,191
Reckitt Benckiser Group PLC	133,600	12,886,611
Rio Tinto PLC	205,300	5,754,700
Royal Dutch Shell PLC:
Class A (United Kingdom)	446,711	10,786,274
Class B (United Kingdom)	453,079	11,025,578
Schroders PLC	219,600	8,462,195
Shawbrook Group PLC	1,745,400	7,530,520
St. James's Place Capital PLC	668,193	8,814,773
Standard Chartered PLC (Hong Kong)	1,694,822	11,240,771
Tesco PLC (a)	3,148,300	8,646,765
Victrex PLC	170,709	4,040,580
Virgin Money Holdings Uk PLC	1,434,000	7,597,800
Vodafone Group PLC	5,666,228	18,005,334

TOTAL UNITED KINGDOM		417,275,125

United States of America - 5.1%
Amgen, Inc.	35,000	5,247,550
Amplify Snack Brands, Inc. (b)	401,235	5,745,685
Chevron Corp.	84,500	8,061,300
ConocoPhillips Co.	192,700	7,760,029
Constellation Brands, Inc. Class A (sub. vtg.)	70,300	10,621,627
Edgewell Personal Care Co. (a)	75,700	6,096,121
Eli Lilly & Co.	55,600	4,003,756
Hess Corp.	37,600	1,979,640
Macy's, Inc.	145,700	6,423,913
Mead Johnson Nutrition Co. Class A	71,100	6,041,367
Molson Coors Brewing Co. Class B	145,300	13,974,954
Monster Beverage Corp.	75,400	10,056,852
Newell Rubbermaid, Inc. (b)	215,700	9,553,353
Reynolds American, Inc.	123,600	6,218,316
WhiteWave Foods Co. (a)	145,300	5,904,992

TOTAL UNITED STATES OF AMERICA		107,689,455

TOTAL COMMON STOCKS
(Cost $1,995,164,183)		2,036,362,338

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Porsche Automobil Holding SE (Germany)
(Cost $11,322,187)	240,100	12,409,512

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.39% (c)	41,517,555	41,517,555
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	46,590,692	46,590,692
TOTAL MONEY MARKET FUNDS
(Cost $88,108,247)		88,108,247
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $2,094,594,617)		2,136,880,097
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(20,112,855)
NET ASSETS - 100%		$2,116,767,242

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,820
Fidelity Securities Lending Cash Central Fund	644,918
Total	$717,738

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$272,546,740	$236,118,503	$36,428,237	$--
Consumer Staples	239,430,013	156,951,822	82,478,191	--
Energy	130,044,751	74,821,363	55,223,388	--
Financials	536,795,056	401,484,961	135,310,095	--
Health Care	204,337,809	62,143,812	142,193,997	--
Industrials	260,629,920	237,578,064	23,051,856	--
Information Technology	86,290,538	61,395,241	24,895,297	--
Materials	141,497,413	99,230,421	42,266,992	--
Telecommunication Services	102,631,746	26,517,854	76,113,892	--
Utilities	74,567,864	46,519,138	28,048,726	--
Money Market Funds	88,108,247	88,108,247	--	--
Total Investments in Securities:	$2,136,880,097	$1,490,869,426	$646,010,671	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$60,399,223
Level 2 to Level 1	$370,384,461

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,151,461) — See accompanying schedule: Unaffiliated issuers (cost $2,006,486,369)	$2,048,771,849
Fidelity Central Funds (cost $88,108,248)	88,108,248
Total Investments (cost $2,094,594,617)		$2,136,880,097
Cash		36,827
Receivable for investments sold		11,210,690
Receivable for fund shares sold		34,444,493
Dividends receivable		16,520,832
Distributions receivable from Fidelity Central Funds		202,177
Total assets		2,199,295,116
Liabilities
Payable to custodian bank	$1,148
Payable for investments purchased	4,770,588
Payable for fund shares redeemed	31,098,600
Other payables and accrued expenses	66,846
Collateral on securities loaned, at value	46,590,692
Total liabilities		82,527,874
Net Assets		$2,116,767,242
Net Assets consist of:
Paid in capital		$2,074,048,288
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,718,954
Net Assets, for 28,919,127 shares outstanding		$2,116,767,242
Net Asset Value, offering price and redemption price per share ($2,116,767,242 ÷ 28,919,127 shares)		$73.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$25,944,438
Income from Fidelity Central Funds		717,738
Income before foreign taxes withheld		26,662,176
Less foreign taxes withheld		(2,076,555)
Total income		24,585,621
Expenses
Custodian fees and expenses	$137,736
Independent directors' compensation	4,704
Total expenses before reductions	142,440
Expense reductions	(4,704)	137,736
Net investment income (loss)		24,447,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,268,487)
Foreign currency transactions	(650,519)
Futures contracts	759,677
Total net realized gain (loss)		(44,159,329)
Change in net unrealized appreciation (depreciation) on: Investment securities	77,847,491
Assets and liabilities in foreign currencies	639,611
Total change in net unrealized appreciation (depreciation)		78,487,102
Net gain (loss)		34,327,773
Net increase (decrease) in net assets resulting from operations		$58,775,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,447,885	$77,310,976
Net realized gain (loss)	(44,159,329)	(3,590,777)
Change in net unrealized appreciation (depreciation)	78,487,102	(263,519,695)
Net increase (decrease) in net assets resulting from operations	58,775,658	(189,799,496)
Distributions to partners from net investment income	(24,449,317)	(73,944,373)
Affiliated share transactions
Proceeds from sales of shares	81,160,018	257,968,340
Reinvestment of distributions	24,449,143	73,943,954
Cost of shares redeemed	(128,100,441)	(804,636,648)
Net increase (decrease) in net assets resulting from share transactions	(22,491,280)	(472,724,354)
Total increase (decrease) in net assets	11,835,061	(736,468,223)
Net Assets
Beginning of period	2,104,932,181	2,841,400,404
End of period	$2,116,767,242	$2,104,932,181
Other Affiliated Information
Shares
Sold	1,104,879	3,240,150
Issued in reinvestment of distributions	323,978	909,204
Redeemed	(1,759,791)	(10,806,012)
Net increase (decrease)	(330,934)	(6,656,658)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Equity Central Fund

	Six months ended March 31, (Unaudited)	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$71.96	$79.13	$78.06	$65.60	$57.85	$66.23
Income from Investment Operations
Net investment income (loss)A	.84	2.13	2.74B	2.04	2.08	2.18
Net realized and unrealized gain (loss)	1.24	(7.28)	.64	12.32	7.65	(8.56)
Total from investment operations	2.08	(5.15)	3.38	14.36	9.73	(6.38)
Distributions to partners from net investment income	(.84)	(2.02)	(2.31)	(1.90)	(1.98)	(2.00)
Total distributions	(.84)	(2.02)	(2.31)	(1.90)	(1.98)	(2.00)
Net asset value, end of period	$73.20	$71.96	$79.13	$78.06	$65.60	$57.85
Total ReturnC,D	2.86%	(6.78)%	4.24%	22.15%	17.06%	(10.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	.01%	.02%	.02%
Expenses net of fee waivers, if any	.01%G	.01%	.01%	.01%	.02%	.02%
Expenses net of all reductions	.01%G	.01%	.01%	.01%	.02%	.02%
Net investment income (loss)	2.31%G	2.67%	3.34%B	2.83%	3.32%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,116,767	$2,104,932	$2,841,400	$2,595,878	$1,348,956	$1,484,633
Portfolio turnover rateH	61%G	81%	67%	69%	82%	117%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.50%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$221,395,158
Gross unrealized depreciation	(191,729,510)
Net unrealized appreciation (depreciation) on securities	$29,665,648
Tax Cost	$2,107,214,449

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $759,677 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $628,992,580 and $645,632,805, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,644 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $644,918. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,704.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Actual	.0130%	$1,000.00	$1,028.60	$.07
Hypothetical-C		$1,000.00	$1,024.94	$.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

INTCEN-SANN-0516
1.859211.108

Fidelity® Real Estate Equity Central Fund Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	9.8	9.6
Boston Properties, Inc.	4.8	5.1
Ventas, Inc.	4.8	3.0
Extra Space Storage, Inc.	4.1	3.6
Public Storage	3.8	3.6
Essex Property Trust, Inc.	3.6	4.4
UDR, Inc.	3.5	3.9
Mack-Cali Realty Corp.	3.2	1.7
Mid-America Apartment Communities, Inc.	3.1	2.2
DCT Industrial Trust, Inc.	2.8	3.0
	43.5

Top Five REIT Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	14.3	15.2
REITs - Office Property	14.1	17.3
REITs - Regional Malls	12.6	12.7
REITs - Health Care	11.1	11.3
REITs - Diversified	10.3	9.6

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Stocks	97.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

As of September 30, 2015
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Hilton Worldwide Holdings, Inc.	109,500	$2,465,940
Real Estate Investment Trusts - 96.5%
REITs - Apartments - 14.3%
AvalonBay Communities, Inc.	25,850	4,916,670
Equity Residential (SBI)	60,400	4,531,812
Essex Property Trust, Inc.	35,900	8,395,574
Mid-America Apartment Communities, Inc.	69,200	7,072,932
UDR, Inc.	211,800	8,160,654
		33,077,642
REITs - Diversified - 10.3%
Cousins Properties, Inc.	120,250	1,248,195
DuPont Fabros Technology, Inc.	109,700	4,446,141
Forest City Realty Trust, Inc.	163,400	3,446,106
Liberty Property Trust (SBI)	50,700	1,696,422
Outfront Media, Inc.	111,200	2,346,320
Store Capital Corp.	199,300	5,157,884
The GEO Group, Inc.	50,700	1,757,769
WP Carey, Inc.	59,600	3,709,504
		23,808,341
REITs - Health Care - 11.1%
Healthcare Realty Trust, Inc.	207,000	6,394,230
Healthcare Trust of America, Inc.	44,510	1,309,484
Medical Properties Trust, Inc.	58,846	763,821
Sabra Health Care REIT, Inc.	181,000	3,636,290
Ventas, Inc.	176,500	11,112,440
Welltower, Inc.	36,050	2,499,707
		25,715,972
REITs - Hotels - 4.7%
Ashford Hospitality Prime, Inc.	74,800	872,916
Chesapeake Lodging Trust	39,200	1,037,232
FelCor Lodging Trust, Inc.	631,200	5,125,344
Host Hotels & Resorts, Inc.	237,100	3,959,570
		10,995,062
REITs - Management/Investment - 5.9%
Coresite Realty Corp.	94,100	6,587,941
Empire State Realty Trust, Inc.	264,500	4,636,685
National Retail Properties, Inc.	52,000	2,402,400
		13,627,026
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	10,600	770,938
Sun Communities, Inc.	49,699	3,558,945
		4,329,883
REITs - Office Property - 14.1%
Alexandria Real Estate Equities, Inc.	19,700	1,790,533
Boston Properties, Inc.	87,600	11,132,208
Mack-Cali Realty Corp.	311,360	7,316,960
New York (REIT), Inc.	57,000	575,700
Parkway Properties, Inc.	183,600	2,875,176
SL Green Realty Corp.	32,400	3,138,912
VEREIT, Inc.	658,206	5,838,287
		32,667,776
REITs - Regional Malls - 12.6%
General Growth Properties, Inc.	83,300	2,476,509
Pennsylvania Real Estate Investment Trust (SBI)	19,500	426,075
Simon Property Group, Inc.	110,000	22,845,902
Taubman Centers, Inc.	15,400	1,096,942
The Macerich Co.	31,200	2,472,288
		29,317,716
REITs - Shopping Centers - 7.8%
Brixmor Property Group, Inc.	23,000	589,260
Cedar Shopping Centers, Inc.	341,479	2,468,893
Federal Realty Investment Trust (SBI)	40,600	6,335,630
Kite Realty Group Trust	39,200	1,086,232
Ramco-Gershenson Properties Trust (SBI)	85,200	1,536,156
Urban Edge Properties	230,650	5,959,996
		17,976,167
REITs - Single Tenant - 0.4%
Agree Realty Corp.	26,200	1,007,914
REITs - Storage - 7.9%
Extra Space Storage, Inc.	102,300	9,560,958
Public Storage	32,100	8,854,143
		18,415,101
REITs - Warehouse/Industrial - 4.4%
DCT Industrial Trust, Inc.	167,575	6,614,185
Prologis, Inc.	28,200	1,245,876
Terreno Realty Corp.	104,500	2,450,525
		10,310,586
Specialized REITs - 1.1%
Equinix, Inc.	5,900	1,951,189
Gaming & Leisure Properties	18,600	575,112
		2,526,301

TOTAL REAL ESTATE INVESTMENT TRUSTS		223,775,487

TOTAL COMMON STOCKS
(Cost $205,792,335)		226,241,427

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.39% (a)
(Cost $3,907,668)	3,907,668	3,907,668
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $209,700,003)		230,149,095
NET OTHER ASSETS (LIABILITIES) - 0.7%		1,688,991
NET ASSETS - 100%		$231,838,086

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,479

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $205,792,335)	$226,241,427
Fidelity Central Funds (cost $3,907,668)	3,907,668
Total Investments (cost $209,700,003)		$230,149,095
Receivable for investments sold		3,324,991
Receivable for fund shares sold		11,883
Dividends receivable		810,016
Distributions receivable from Fidelity Central Funds		1,063
Total assets		234,297,048
Liabilities
Payable for investments purchased	$2,331,090
Payable for fund shares redeemed	123,878
Other payables and accrued expenses	3,994
Total liabilities		2,458,962
Net Assets		$231,838,086
Net Assets consist of:
Paid in capital		$211,388,994
Net unrealized appreciation (depreciation) on investments		20,449,092
Net Assets, for 2,130,394 shares outstanding		$231,838,086
Net Asset Value, offering price and redemption price per share ($231,838,086 ÷ 2,130,394 shares)		$108.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Dividends		$3,788,531
Income from Fidelity Central Funds		6,479
Total income		3,795,010
Expenses
Custodian fees and expenses	$9,643
Independent directors' compensation	527
Interest	1,895
Total expenses before reductions	12,065
Expense reductions	(548)	11,517
Net investment income (loss)		3,783,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,979,252)
Total net realized gain (loss)		(7,979,252)
Change in net unrealized appreciation (depreciation) on investment securities		35,052,122
Net gain (loss)		27,072,870
Net increase (decrease) in net assets resulting from operations		$30,856,363

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	For the period November 3, 2014 (commencement of operations) to September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,783,493	$5,929,823
Net realized gain (loss)	(7,979,252)	(5,194,398)
Change in net unrealized appreciation (depreciation)	35,052,122	(14,603,030)
Net increase (decrease) in net assets resulting from operations	30,856,363	(13,867,605)
Distributions to partners from net investment income	(2,885,807)	(5,366,905)
Affiliated share transactions
Proceeds from sales of shares	4,511,616	278,546,070
Reinvestment of distributions	2,885,801	5,366,905
Cost of shares redeemed	(54,744,824)	(13,463,528)
Net increase (decrease) in net assets resulting from share transactions	(47,347,407)	270,449,447
Total increase (decrease) in net assets	(19,376,851)	251,214,937
Net Assets
Beginning of period	251,214,937	–
End of period	$231,838,086	$251,214,937
Other Affiliated Information
Shares
Sold	44,634	2,699,626
Issued in reinvestment of distributions	28,186	52,964
Redeemed	(561,298)	(133,718)
Net increase (decrease)	(488,478)	2,618,872

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Equity Central Fund

	Six months ended March 31, (Unaudited)	Year ended September 30,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$95.92	$100.00
Income from Investment Operations
Net investment income (loss)B	1.56	2.53
Net realized and unrealized gain (loss)	12.53	(4.24)
Total from investment operations	14.09	(1.71)
Distributions to partners from net investment income	(1.19)	(2.37)
Net asset value, end of period	$108.82	$95.92
Total ReturnC,D	14.77%	(1.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%G
Expenses net of fee waivers, if any	.01%G	.01%G
Expenses net of all reductions	.01%G	.01%G
Net investment income (loss)	3.09%G	2.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$231,838	$251,215
Portfolio turnover rateH	63%G	62%G

 A For the period November 3, 2014 (commencement of operations) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Real Estate Equity Central Fund (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$26,619,249
Gross unrealized depreciation	(7,096,875)
Net unrealized appreciation (depreciation) on securities	$19,522,374
Tax Cost	$210,626,721

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,512,800 and $120,947,653, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $555 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$17,022,000.67%		$1,895

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $527.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Actual	.0094%	$1,000.00	$1,147.70	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

REE-SANN-0516
1.9862250.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2016